UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-22906

                                                     Virtus Alternative Solutions Trust

(Exact name of registrant as specified in charter)

101 Munson Street

                                               Greenfield, MA 01301

(Address of principal executive offices) (Zip code)

Jennifer Fromm, Esq.

Vice President, Chief Legal Officer, Counsel and Secretary for Registrant

100 Pearl Street

                                       Hartford, CT 06103-4506

(Name and address of agent for service)

Registrant’s telephone number, including area code:             (800)-243-1574

Date of fiscal year end: October 31

Date of reporting period: January 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

VIRTUS ALTERNATIVE INCOME SOLUTION FUND

SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT

JANUARY 31, 2016 (Unaudited)

($ are reported in thousands)

	PAR VALUE		VALUE

FOREIGN GOVERNMENT SECURITIES—3.0%
Argentine Republic Government International Bond 0.000%, 12/15/35	4,340	EUR	$ 493
Hellenic Republic Government Bond
3.000%, 2/24/23(2)	16	EUR	12
3.000%, 2/24/24(2)	16	EUR	12
3.000%, 2/24/25(2)	16	EUR	12
3.000%, 2/24/26(2)	16	EUR	11
3.000%, 2/24/27(2)	16	EUR	11
3.000%, 2/24/28(2)	16	EUR	11
3.000%, 2/24/29(2)	16	EUR	10
3.000%, 2/24/30(2)	16	EUR	10
3.000%, 2/24/31(2)	16	EUR	10
3.000%, 2/24/32(2)	16	EUR	10
3.000%, 2/24/33(2)	16	EUR	10
3.000%, 2/24/34(2)	16	EUR	10
3.000%, 2/24/35(2)	16	EUR	10
3.000%, 2/24/36(2)	16	EUR	9
3.000%, 2/24/37(2)	16	EUR	9
3.000%, 2/24/38(2)	16	EUR	9
3.000%, 2/24/39(2)	16	EUR	9
3.000%, 2/24/40(2)	16	EUR	9
3.000%, 2/24/41(2)	16	EUR	9
3.000%, 2/24/42(2)	16	EUR	9
Republic of Cameroon International Bond 144A 9.500%, 11/19/25(3)	$ 200		172
Ukraine Railways via Shortline PLC RegS 9.500%, 5/21/18(4)(5)	200		170

TOTAL FOREIGN GOVERNMENT SECURITIES (Identified Cost $1,005)			1,037

MUNICIPAL BONDS—0.6%

Puerto Rico—0.3%
Commonwealth of Puerto Rico, Series A
5.000%, 7/1/33	10		6
8.000%, 7/1/35	95		68
5.125%, 7/1/37	10		7
5.250%, 7/1/37	5		3
5.000%, 7/1/41	5		3
Puerto Rico Sales Tax Financing Corp. Series A 0.000%, 8/1/54	330		26

			113

	PAR VALUE	VALUE

Texas—0.3%
Texas Public Finance Authority 8.250%, 7/1/24	$100	$ 100

TOTAL MUNICIPAL BONDS (Identified Cost $214)		213

MORTGAGED-BACKED SECURITIES—0.1%

Non-Agency—0.1%
Great Wolf Trust 15-WFMZ, M 144A 7.414%, 5/15/32(2)(3)	30	29

TOTAL MORTGAGED-BACKED SECURITIES (Identified Cost $30)		29

ASSET-BACKED SECURITIES—0.9%
Cutwater Ltd. CLO 14-1A, C 144A 4.322%, 7/15/26(2)(3)	100	86
THL Credit Wind River CLO Ltd. 14-3A, D 144A 4.671%, 1/22/27(2)(3)	250	227

TOTAL ASSET-BACKED SECURITIES (Identified Cost $337)		313

CORPORATE BONDS—39.0%

Communications—0.1%
Altice US Finance SA 144A 7.750%, 7/15/25(3)	15	14

Consumer Discretionary—6.4%
APX Group, Inc.
6.375%, 12/1/19	10	10
8.750%, 12/1/20	180	145
Bon-Ton Department Stores, Inc. (The) 8.000%, 6/15/21	130	51
Caesars Entertainment Operating Co., Inc.
9.000%, 2/15/20(6)	175	131
9.000%, 2/15/20(6)	110	82
Chester Downs & Marina LLC / Chester Downs Finance Corp. 144A 9.250%, 2/1/20(3)	645	452
Claire’s Stores, Inc.
8.875%, 3/15/19	95	20
Claire’s Stores, Inc. 144A 9.000%, 3/15/19(3)	60	36

	PAR VALUE	VALUE

Consumer Discretionary—continued
7.750%, 6/1/20(3)	$15	$ 2
Cumulus Media Holdings, Inc. 7.750%, 5/1/19	55	22
DISH DBS Corp.
5.000%, 3/15/23	5	4
5.875%, 11/15/24	20	18
Edcon Pty Ltd. RegS 9.500%, 3/1/18(4)	180	94
Grupo Famsa SAB de CV RegS 7.250%, 6/1/20(4)	57	49
Guitar Center, Inc. 144A
6.500%, 4/15/19(3)	55	47
9.625%, 4/15/20(3)	160	110
Hot Topic, Inc. 144A 9.250%, 6/15/21(3)	25	23
iHeartCommunications, Inc.
9.000%, 12/15/19	10	7
9.000%, 3/1/21	20	13
iHeartCommunications, Inc. PIK Capitalization, 2.00% Interest, 12.00% Capitalization 14.000%, 2/1/21(7)	81	21
Inn of the Mountain Gods Resort & Casino 144A 9.250%, 11/30/20(2)(3)	15	14
Intelsat Jackson Holdings SA 7.250%, 10/15/20	5	4
JC Penney Corp., Inc. 5.650%, 6/1/20	50	42
McClatchy Co. (The) 9.000%, 12/15/22	55	49
Mohegan Tribal Gaming Authority 9.750%, 9/1/21	140	138
Nine West Holdings, Inc. 144A 8.250%, 3/15/19(3)	144	33
Radio One, Inc. 144A
9.250%, 2/15/20(3)	80	64
7.375%, 4/15/22(3)	50	45
Scientific Games International, Inc. 10.000%, 12/1/22	75	53
Shingle Springs Tribal Gaming Authority 144A 9.750%, 9/1/21(3)	115	120

See Notes to Schedule of Investments.

VIRTUS ALTERNATIVE INCOME SOLUTION FUND

SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT (Continued)

JANUARY 31, 2016 (Unaudited)

($ are reported in thousands)

	PAR VALUE	VALUE

Consumer Discretionary—continued
Sirius XM Radio, Inc. 144A 5.375%, 4/15/25(3)	$100	$ 101
Time Warner Cable, Inc. 6.750%, 6/15/39	15	15
5.500%, 9/1/41	20	18
Townsquare Media, Inc. 144A 6.500%, 4/1/23(3)	10	9
Toys R Us, Inc.
10.375%, 8/15/17	90	77
7.375%, 10/15/18	90	58
Yum! Brands, Inc. 6.875%, 11/15/37	40	35

		2,212

Consumer Staples—2.0%
Hema Bondco I BV 144A 6.250%, 6/15/19(3)	100	80
Kissner Milling Co., Ltd. 144A 7.250%, 6/1/19(3)	175	156
MHP SA RegS 8.250%, 4/2/20(4)	200	173
New Albertson’s, Inc.
7.750%, 6/15/26	160	138
7.450%, 8/1/29	20	16
8.700%, 5/1/30	5	4
8.000%, 5/1/31	15	13
Rite Aid Corp. 144A
6.125%, 4/1/23(3)	20	21
6.875%, 12/15/28(3)	50	56
SUPERVALU, Inc.
6.750%, 6/1/21	10	8
7.750%, 11/15/22	40	34

		699

Energy—6.6%
Alpha Natural Resources, Inc.
6.000%, 6/1/19(8)	25	—	(9)
6.250%, 6/1/21(8)	30	—	(9)
Basic Energy Services, Inc.
7.750%, 2/15/19	60	16
7.750%, 10/15/22	30	8
Berau Capital Resources Pte, Ltd. RegS 12.500%, 7/8/15(4)(8)	100	27
Berau Coal Energy Tbk PT RegS 7.250%, 3/13/17(4)(8)	200	56

	PAR VALUE	VALUE

Energy—continued
Bumi Capital Pte, Ltd. RegS(4)(8) 12.000%, 11/10/16	$300	$ 54
Bumi Investment Pte, Ltd. RegS 10.750%, 10/6/17(4)(8)	780	140
Citgo Holding, Inc. 144A 10.750%, 2/15/20(3)	45	43
CONSOL Energy, Inc. 5.875%, 4/15/22	5	3
Energy Transfer Equity LP 5.875%, 1/15/24	100	78
EXCO Resources, Inc. 8.500%, 4/15/22	30	5
Fermaca Enterprises de RL de CV RegS 6.375%, 3/30/38(4)	245	222
Forbes Energy Services Ltd. 9.000%, 6/15/19	530	209
Jupiter Resources, Inc. 144A 8.500%, 10/1/22(3)	100	36
Kosmos Energy, Ltd. 144A
7.875%, 8/1/21(3)	40	30
7.875%, 8/1/21(3)	10	7
MEG Energy Corp. 144A 7.000%, 3/31/24(3)	60	32
Memorial Production Partners LP / Memorial Production Finance Corp.
7.625%, 5/1/21	25	8
6.875%, 8/1/22	50	14
Murray Energy Corp. 144A 11.250%, 4/15/21(3)	75	11
Pacific Drilling V, Ltd. 144A 7.250%, 12/1/17(3)	428	152
Pacific Exploration and Production RegS 5.375%, 1/26/19(4)(8)	100	13
Parker Drilling Co. 6.750%, 7/15/22	85	52
Petrobras Global Finance BV
4.875%, 3/17/20	107	81
7.250%, 3/17/44	47	31
Petroleos de Venezuela SA

	PAR VALUE	VALUE

Energy—continued
5.250%, 4/12/17	$566	$ 222
Petroleos de Venezuela SA RegS 8.500%, 11/2/17(4)	150	62
Rockies Express Pipeline LLC 144A 6.000%, 1/15/19(3)	75	71
Sabine Pass Liquefaction LLC
5.625%, 4/15/23	180	159
5.625%, 3/1/25	15	13
SandRidge Energy, Inc. 7.500%, 2/15/23(6)	90	1
Seitel, Inc. 9.500%, 4/15/19	470	284
YPF SA RegS 8.750%, 4/4/24(4)	120	116

		2,256

Financials—1.0%
Ardshinbank CJSC via Dilijan Finance BV 144A 12.000%, 7/29/20(3)(5)(10)	200	193
Credit Acceptance Corp. 6.125%, 2/15/21	55	53
Credit Acceptance Corp. 144A 7.375%, 3/15/23(3)	10	10
Genworth Holdings, Inc.
7.200%, 2/15/21	10	7
7.625%, 9/24/21	25	17
6.500%, 6/15/34	15	8
6.150%, 11/15/66(2)	25	7
Kennedy-Wilson, Inc. 5.875%, 4/1/24	15	14
Ocwen Financial Corp. 6.625%, 5/15/19	40	35

		344

Health Care—0.9%
Aurora Diagnostics Holdings / Aurora Diagnostics Financing, Inc. 10.750%, 1/15/18	65	51
Concordia Healthcare Corp. 144A 7.000%, 4/15/23(3)	50	44
Immucor, Inc. 11.125%, 8/15/19	5	4
Kindred Healthcare, Inc.

See Notes to Schedule of Investments.

VIRTUS ALTERNATIVE INCOME SOLUTION FUND

SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT (Continued)

JANUARY 31, 2016 (Unaudited)

($ are reported in thousands)

	PAR VALUE	VALUE

Health Care—continued
8.000%, 1/15/20	$50	$ 46
6.375%, 4/15/22	35	29
Mallinckrodt International Finance SA/Mallinckrodt CB LLC 144A 5.750%, 8/1/22(3)	40	38
Select Medical Corp. 6.375%, 6/1/21	40	34
Valeant Pharmaceuticals International, Inc. 144A 7.500%, 7/15/21(3)	70	70

		316

Industrials—7.2%
Algeco Scotsman Global Finance PLC 144A 8.500%, 10/15/18(3)	100	78
Cenveo Corp. 144A
6.000%, 8/1/19(3)	25	17
8.500%, 9/15/22(3)	105	51
Gol LuxCo SA RegS 8.875%, 1/24/22(4)	200	56
Harland Clarke Holdings Corp. 144A 9.250%, 3/1/21(3)	90	63
Lansing Trade Group LLC / Lansing Finance Co., Inc. 144A 9.250%, 2/15/19(3)	583	545
Michael Baker International LLC / CDL Acquisition Co., Inc. 144A 8.250%, 10/15/18(3)	362	312
Monitronics International, Inc. 9.125%, 4/1/20	160	129
Navigator Holdings Ltd. 144A 9.000%, 12/18/17(3)	472	480
OAS Finance, Ltd. RegS 8.000%, 7/2/21(4)(8)	400	15
OAS Investments GmbH RegS 8.250%, 10/19/19(4)(8)	400	15

	PAR VALUE	VALUE

Industrials—continued
Optimas OE Solutions Holding LLC / Optimas OE Solutions, Inc. 144A 8.625%, 6/1/21(3)	$45	$ 37
ServiceMaster Co., LLC (The) 7.450%, 8/15/27	50	49
Tervita Corp. 144A 8.000%, 11/15/18(3)	442	263
Titan International, Inc. 6.875%, 10/1/20	519	382

		2,492

Information Technology—2.2%
Advanced Micro Devices, Inc.
6.750%, 3/1/19	118	81
7.750%, 8/1/20	35	22
7.500%, 8/15/22	10	6
7.000%, 7/1/24	180	113
Aegis Merger Sub, Inc. 144A 10.250%, 2/15/23(3)	35	33
BMC Software Finance, Inc. 144A 8.125%, 7/15/21(3)	95	59
Boxer Parent Co., Inc. PIK 144A 9.000%, 10/15/19(3)(11)	110	63
Everi Payments, Inc. 10.000%, 1/15/22	425	368

		745

Materials—5.1%
Aruba Investments, Inc. 144A 8.750%, 2/15/23(3)	35	33
Cimento Tupi SA 144A 9.750%, 5/11/18(3)(8)	60	9
Cimento Tupi SA RegS 9.750%, 5/11/18(4)(8)	41	6
Cornerstone Chemical Co. 144A 9.375%, 3/15/18(3)	105	94
FMG Resources August 2006 Property Ltd. 144A 9.750%, 3/1/22(3)	130	113
Gold Fields Orogen Holding BVI Ltd. RegS 4.875%, 10/7/20(4)	200	151
Hexion, Inc. 6.625%, 4/15/20	60	47

	PAR VALUE	VALUE

Materials—continued
10.000%, 4/15/20	$45	$ 37
IAMGOLD Corp. 144A 6.750%, 10/1/20(3)	115	74
Metinvest BV RegS 8.750%, 2/14/18(4)(8)	200	86
NTRP Via Interpipe, Ltd. 10.250%, 8/2/17(5)(8)(10)	200	63
Optima Specialty Steel, Inc. 144A 12.500%, 12/15/16(3)	812	682
Petra Diamonds US Treasury PLC 144A 8.250%, 5/31/20(3)	200	150
Rain CII Carbon LLC / CII Carbon Corp. 144A
8.000%, 12/1/18(3)	35	29
8.250%, 1/15/21(3)	133	101
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc. 144A 6.375%, 5/1/22(3)	110	92

		1,767

Telecommunication Services—6.5%
Avanti Communications Group PLC 144A 10.000%, 10/1/19(3)	892	665
Digicel Ltd. RegS 6.000%, 4/15/21(4)	200	175
Frontier Communications Corp. 7.625%, 4/15/24	50	42
Frontier Communications Corp. 144A
8.875%, 9/15/20(3)	15	15
10.500%, 9/15/22(3)	15	15
11.000%, 9/15/25(3)	20	19
Intelsat Jackson Holdings SA 7.500%, 4/1/21	15	13
Intelsat Luxembourg SA
6.750%, 6/1/18	350	258
7.750%, 6/1/21	90	40
Neptune Finco Corp. 144A
10.125%, 1/15/23(3)	55	58
10.875%, 10/15/25(3)	55	58
Sprint Capital Corp.
6.875%, 11/15/28	70	47
8.750%, 3/15/32	60	43

See Notes to Schedule of Investments.

VIRTUS ALTERNATIVE INCOME SOLUTION FUND

SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT (Continued)

JANUARY 31, 2016 (Unaudited)

($ are reported in thousands)

	PAR VALUE	VALUE

Telecommunication Services—continued
Sprint Corp.
7.125%, 6/15/24	$15	$ 10
7.625%, 2/15/25	45	31
Trilogy International Partners LLC / Trilogy International Finance, Inc. 144A 10.250%, 8/15/16(3)	790	762

		2,251

Utilities—1.0%
GenOn Americas Generation LLC 9.125%, 5/1/31	95	58
Illinois Power Generating Co. 6.300%, 4/1/20	35	16
Mexico Generadora de Energia S de Rl RegS 5.500%, 12/6/32(4)	194	159
Terraform Global Operating LLC 144A 9.750%, 8/15/22(3)	119	93

		326

TOTAL CORPORATE BONDS (Identified Cost $17,477)		13,422

LOAN AGREEMENTS—9.6%

Consumer Discretionary—2.9%
AMF Bowling Centers, Inc. Term Loan B 7.250%, 9/18/21	49	49
Ascena Retail Group, Inc. Tranche B 5.250%, 8/21/22	65	61
Caesars Entertainment Operating Company, Inc. (fka Harrah’s Operating Company, Inc.), Term Loan B-6 5.625%, 3/1/17(6)	55	48
Cumulus Media Holdings, Inc. 4.250%, 12/23/20	30	22
Gymboree Corp., The 5.000%, 2/23/18	85	45
iHeartCommunications, Inc. (fka Clear Channel Communications, Inc.) Tranche D 7.178%, 1/30/19	190	127

	PAR VALUE	VALUE

Consumer Discretionary—continued
Indra Holdings Corp. First Lien 5.250%, 5/1/21	$33	$ 31
Mashantucket Peqout, Term Loan A 5.000%, 7/1/18	145	107
MediArena Acquisition B.V. (fka AP NMT Acquisition B.V.) First Lien Term Loan B 6.750%, 8/13/21	47	41
Mohegan Tribal Gaming Authority Term Loan B 5.500%, 6/15/18	38	37
Nine West Holdings, Inc.
0.000%, 10/8/19(12)	24	14
0.000%, 1/8/20(12)	77	24
Red Lobster Management LLC First Lien 6.250%, 7/28/21	74	73
Spencer Gifts LLC (Spirit Halloween Superstores LLC) Second Lien 9.250%, 6/29/22	23	23
Toys ’R’ US (Canada) Ltd. Tranche A-1 8.250%, 10/24/19	38	37
Toys ’R’ US-Delaware, Inc. Term Loan B-4 9.750%, 4/24/20	57	44
Toys ’R’ US-Delaware, Inc. Tranche A-1 8.250%, 10/24/19	47	46
Tribune Publishing Co. 5.750%, 8/4/21	98	90
Wilton Brands LLC (fka Wilton Brands, Inc.) 8.500%, 8/30/18	94	88

		1,007

Consumer Staples—0.8%
North Atlantic Trading Co, Inc. First Lien 8.160%, 1/13/20	264	262

Energy—0.5%
KCA Deutag US Finance LLC (KCA Deutag GMBH) 6.250%, 5/18/20	34	22

	PAR VALUE	VALUE

Energy—continued
Longview Power LLC Term Loan B Advance 7.000%, 4/13/21	$104	$ 87
Murray Energy Corp., Term Loan B-2 7.500%, 4/16/20	71	34
Preferred Proppants, LLC 6.750%, 7/27/20	79	32

		175

Financials—1.3%
Omnitracs LLC (Coronado Holdings LLC), Second Lien 8.750%, 5/25/21	442	423
Walter Investment Management Corp., Tranche B 4.750%, 12/18/20	53	41

		464

Health Care—0.9%
Lantheus Medical Imaging 7.750%, 6/30/22	60	55
New Millennium Holdco, Inc. (Millennium Health LLC) 0.000%, 12/21/20(12)	27	24
New MMI, Inc., Term Loan B 9.000%, 1/31/20	104	93
Onex Carestream Finance LP, Second Lien 9.500%, 12/7/19	105	92
Ortho-Clinical Diagnostics Holdings Luxembourg S.À.R.L. 0.000%, 6/30/21(12)	41	37

		301

Industrials—0.4%
Koosharem, LLC 7.500%, 5/15/20	69	64
Photonis Technologies SAS First Lien 8.500%, 9/18/19	34	32

See Notes to Schedule of Investments.

VIRTUS ALTERNATIVE INCOME SOLUTION FUND

SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT (Continued)

JANUARY 31, 2016 (Unaudited)

($ are reported in thousands)

	PAR VALUE	VALUE

Industrials—continued
SK Spice S.A.R.L, Term Loan B 0.000%, 6/1/21(12)	$35	$38

		134

Information Technology—1.4%
BMC Software Finance, Inc. 5.000%, 9/10/20	47	38
GTCR Valor Companies, Inc. First Lien 6.000%, 5/30/21	54	54
Lanyon Solutions, Inc. (Lanyon, Inc.) Second Lien 9.500%, 11/15/21	440	393

		485

Materials—0.3%
Albaugh, LLC 6.000%, 5/31/21	69	66
Styrolution US Holding LLC First Lien Tranche B-1 6.500%, 11/7/19	50	49

		115

Utilities—1.1%
Alinta Energy Finance Pty Limited Delayed Draw 6.375%, 8/13/18	3	3
Alinta Energy Finance Pty Limited, Term Loan B 6.375%, 8/13/19	47	46
Empire Generating Co, LLC Advance Term Loan B 5.250%, 3/12/21	75	54
Empire Generating Co, LLC Advance Term Loan C 5.250%, 3/12/21	5	4
Moxie Patriot LLC Construction B-1 Advances 6.750%, 12/19/20	75	68
Panda Temple Power, LLC Advance 7.250%, 3/6/22	55	44

	PAR VALUE		VALUE

Utilities—continued
Texas Competitive Electric Holdings Company, LLC (TXU) 2014 Term Loan 4.908%, 6/30/16(6)	$405		$120
Texas Competitive Electric Holdings Company, LLC (TXU) 2017 Term Loan 4.908%, 10/10/17(6)	90		28

			367

TOTAL LOAN AGREEMENTS
(Identified Cost $4,075)			3,310

CONVERTIBLE BONDS—0.4%

Consumer Discretionary—0.3%
Liberty Interactive LLC 3.750%, 2/15/30	147		82

Energy—0.0%
Alpha Natural Resources, Inc. 3.750%, 12/15/17(8)	40		—	(9)

Financials—0.1%
Lloyds Banking Group PLC 7.500%, 4/30/49(2)	40		42

TOTAL CONVERTIBLE BONDS
(Identified Cost $179)			124

	SHARES

PREFERRED STOCK—0.2%

Financials—0.2%
JPMorgan Chase & Co.
5.150%(2)	50	(13)	48
6.000%(2)	20	(13)	20

			68

TOTAL PREFERRED STOCK
(Identified Cost $68)			68

COMMON STOCKS—9.8%

Consumer Discretionary—1.1%
Grendene SA	5,300		20
RTL Group SA	736		60
Sands China Ltd.	11,200		39

	SHARES	VALUE

Consumer Discretionary—continued
Societe Television Francaise 1	5,525	$62
Viacom, Inc. Class B	2,012	92
Vivendi SA	4,923	107

		380

Consumer Staples—0.6%
Ambev SA	5,000	23
Asaleo Care, Ltd.	34,249	38
Natura Cosmeticos SA	3,300	19
Procter & Gamble Co. (The)	1,470	120

		200

Energy—1.1%
Chevron Corp.	524	45
Kinder Morgan, Inc.	4,206	69
Occidental Petroleum Corp.	798	55
Phillips 66	365	29
Total SA	1,873	83
TransCanada Corp.	481	17
Williams Cos, Inc. (The)	3,268	63

		361

Financials—2.5%
Agricultural Bank of China Ltd.	188,000	67
Alaris Royalty Corp.	2,223	38
Artisan Partners Asset Management, Inc. Class A	1,337	42
Aviva PLC	3,487	24
AXA SA	3,714	92
Banco do Brasil SA	7,600	26
BOC Hong Kong Holdings, Ltd.	10,500	28
Cembra Money Bank AG	576	35
China Construction Bank Corp.	98,000	60
Industrial & Commercial Bank of China Ltd.	37,000	19
Krung Thai Bank PCL	67,800	33
PacWest Bancorp	3,101	114
People’s United Financial, Inc.	4,604	66
Pruksa Real Estate PCL	29,900	21
Siam Commercial Bank PCL (The)	6,900	25
Swedbank AB, Class A	3,057	64
UBM PLC	9,632	72

See Notes to Schedule of Investments.

VIRTUS ALTERNATIVE INCOME SOLUTION FUND

SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT (Continued)

JANUARY 31, 2016 (Unaudited)

($ are reported in thousands)

	SHARES	VALUE

Financials—continued
UNIQA Insurance Group AG	4,036	$ 26

		852

Health Care—0.5%
Life Healthcare Group Holdings, Ltd.	16,345	36
New Millennium Holdco, Inc.(10)	544	7
Pfizer, Inc.	3,995	122

		165

Industrials—0.7%
Eaton Corp. PLC	1,064	54
Macquarie Infrastructure Co. LLC	1,795	120
Rexel SA	3,100	37
Spotless Group Holdings, Ltd.	31,225	23
Yumeshin Holdings Co., Ltd.	4,800	23

		257

Information Technology—1.5%
Chicony Electronics Co., Ltd.	13,060	27
Cisco Systems, Inc.	4,520	108
Cypress Semiconductor Corp.	2,135	17
Hon Hai Precision Industry Co., Ltd.	14,650	35
Maxim Integrated Products, Inc.	1,238	41
QUALCOMM, Inc.	1,345	61
Radiant Opto-Electronics Corp.	12,000	23
Seagate Technology PLC	1,250	36
Siliconware Precision Industries Co. ADR	4,693	36
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	5,889	132

		516

Materials—0.1%
International Paper Co.	1,292	44

Telecommunication Services—1.0%
Mobile Telesystems OJSC ADR	9,501	67

	SHARES	VALUE

Telecommunication Services—continued
Philippine Long Distance Telephone Co. ADR	643	$ 30
Telenor ASA	5,296	86
Verizon Communications, Inc.	2,000	100
Vodafone Group PLC	22,109	71

		354

Utilities—0.7%
DUET Group	27,117	45
Pattern Energy Group, Inc.	3,055	58
Snam SpA	13,640	76
TerraForm Global, Inc. Class A	17,875	76

		255

TOTAL COMMON STOCKS (Identified Cost $4,255)		3,384

MASTER LIMITED PARTNERSHIPS—11.5%

Energy—0.3%
Columbia Pipeline Partners LP	1,987	30
Tallgrass Energy Partners LP	1,321	46
Teekay Offshore Partners LP	273	1
Valero Energy Partners LP	134	6
VTTI Energy Partners LP	1,887	30

		113

Gas-Distribution—0.1%
AmeriGas Partners LP	734	28

Gas-Transportation—0.0%
PBF Logistics LP	1,117	20

Oil & Gas Equipment & Services—0.0%
USA Compression Partners LP	137	2

Oil Components-Exploration and Production— 1.0%
Antero Midstream Partners LP	2,946	58
Summit Midstream Partners LP	14,922	281

		339

Oil-Field Services—0.5%
Archrock Partners LP	5,283	53

	SHARES	VALUE

Oil-Field Services—continued
CrossAmerica Partners LP(14)	3,134	$ 63
Rice Midstream Partners LP	5,058	55

		171

Pipelines—9.5%
Boardwalk Pipeline Partners LP	3,961	43
Buckeye Partners LP	4,673	272
Cheniere Energy Partners LP	2,283	54
DCP Midstream Partners LP	2,179	41
Dominion Midstream Partners LP(15)	1,037	29
Enbridge Energy Partners LP	2,721	50
Energy Transfer Equity LP	14,874	129
Energy Transfer Partners LP	12,567	374
Enterprise Products Partners LP(14)	27,402	655
EQT Midstream Partners LP	2,001	136
Genesis Energy LP	2,576	73
Magellan Midstream Partners LP(14)	5,127	329
MPLX LP	8,828	272
NGL Energy Partners LP	5,017	60
NuStar Energy LP	2,065	67
ONEOK Partners LP	2,702	74
PennTex Midstream Partners LP	1,959	22
Plains All American Pipeline LP	10,780	228
Plains GP Holdings LP Class A	3,343	27
Shell Midstream Partners LP(14)	3,859	137
Sunoco Logistics Partners LP	2,464	55
Targa Resources Partners LP	3,506	48
Western Gas Partners LP	77	3
Williams Partners LP	4,291	95

		3,273

See Notes to Schedule of Investments.

VIRTUS ALTERNATIVE INCOME SOLUTION FUND

SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT (Continued)

JANUARY 31, 2016 (Unaudited)

($ are reported in thousands)

	SHARES	VALUE

Transportation-Marine—0.1%
Teekay LNG Partners Ltd.	1,934	$ 22

TOTAL MASTER LIMITED PARTNERSHIPS
(Identified Cost $5,937)		3,968

REAL ESTATE INVESTMENT TRUSTS—14.6%

Apartments—2.9%
American Campus Communities, Inc.	2,564	108
AvalonBay Communities, Inc.	1,457	250
Camden Property Trust	3,209	245
Equity Residential	5,062	390

		993

Diversified—0.9%
American Assets Trust, Inc.	408	15
DuPont Fabros Technology, Inc.	1,185	39
Fibra Uno Administracion SA de CV	30,228	61
Lexington Realty Trust	3,856	28
Vornado Realty Trust	1,738	154

		297

Freestanding—0.2%
Spirit Realty Capital, Inc.	6,204	65

Health Care—1.2%
Care Capital Properties, Inc.	1,234	37
Medical Properties Trust, Inc.	4,432	49
National Health Investors, Inc.	494	30
Senior Housing Properties Trust	2,563	37
Ventas, Inc.	1,197	66
Welltower, Inc.	3,319	207

		426

Industrial—0.7%
Duke Realty Corp.	2,898	59
Prologis, Inc.	4,510	178

		237

Infrastructure—1.3%
American Tower Corp.	4,939	466

	SHARES	VALUE

Lodging/Resort—1.0%
Host Hotels & Resorts, Inc.	5,560	$ 77
LaSalle Hotel Properties	6,457	143
RLJ Lodging Trust	3,320	61
Sunstone Hotel Investors, Inc.	4,472	53

		334

Mortgage—0.3%
Blackstone Mortgage Trust, Inc. Class A	4,046	100

Office—1.6%
Boston Properties, Inc.	2,014	234
Columbia Property Trust, Inc.	1,497	33
Corporate Office Properties Trust	2,732	61
Cousins Properties, Inc.	3,941	34
Hudson Pacific Properties, Inc.	1,851	47
New York REIT, Inc.	1,570	16
Paramount Group, Inc.	3,581	59
SL Green Realty Corp.	579	56

		540

Regional Malls—2.5%
CBL & Associates Properties, Inc.	3,653	39
General Growth Properties, Inc.	2,931	82
Simon Property Group, Inc.	3,057	570
Taubman Centers, Inc.	1,634	116
WP GLIMCHER, Inc.	4,495	41

		848

Self Storage—0.9%
CubeSmart	3,082	97
Public Storage	608	154
Sovran Self Storage, Inc.	607	68

		319

Shopping Centers—0.7%
Brixmor Property Group, Inc.	2,891	77
DDR Corp.	4,713	81
Ramco-Gershenson Properties Trust	2,244	38

	SHARES	VALUE

Shopping Centers—continued
Retail Properties of America, Inc. Class A	2,584	$ 40

		236

Timber—0.4%
Weyerhaeuser Co.	5,588	143

Warehouse/Industrial—0.0%
EastGroup Properties, Inc.	306	16

TOTAL REAL ESTATE INVESTMENT TRUSTS
(Identified Cost $5,146)		5,020

EXCHANGE-TRADED FUNDS—0.2%

Exchange Traded Funds—0.2%
iShares MSCI Mexico Capped ETF(16)	990	48

TOTAL EXCHANGE-TRADED FUNDS
(Identified Cost $59)		48

	CONTRACTS

PURCHASED SWAPTIONS—0.0%

Put Swaptions—0.0%
10-Year USD Interest Rate Swap Expiring 03/14/16 Strike price $1.45(17)	1,500	10

TOTAL PURCHASED SWAPTIONS
(Identified Cost $15)		10

TOTAL LONG TERM INVESTMENTS — 89.9%
(Identified Cost $38,797)		30,946

See Notes to Schedule of Investments.

VIRTUS ALTERNATIVE INCOME SOLUTION FUND

SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT (Continued)

JANUARY 31, 2016 (Unaudited)

($ are reported in thousands)

SHARES		VALUE

SHORT-TERM INVESTMENTS—7.1%

Money Market Mutual Funds—7.1%
BlackRock Liquidity Funds TempFund Portfolio - Institutional Shares (Seven-day effective yield 0.340%)(16)	2,455,045	$ 2,455

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $2,455)		2,455

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT — 97.0%
(Identified Cost $41,252)		33,401	(1)

SECURITIES SOLD SHORT—(2.3)%

Exchange Traded Funds—(2.3)%
Energy Select Sector SPDR Fund(16)(18)	(607)	$ (35)
SPDR S&P 500 ETF Trust(16)(18)	(3,756)	(728)
SPDR S&P Oil & Gas Exploration & Production ETF(16)(18)	(834)	(24)

		(787)

TOTAL SECURITIES SOLD SHORT
(Proceeds $(875))		(787	)(1)

TOTAL INVESTMENTS NET OF SECURITIES SOLD SHORT — 94.7%
(Identified Cost $40,377)		32,614
Other assets and liabilities, net — 5.3%		1,822

NET ASSETS — 100.0%		$34,436

Footnote Legend:

(1)      Federal Income Tax Information: For tax information at January 31, 2016, see Note 5 Federal Income Tax Information in the Notes to Schedule of Investments and Securities Sold Short.

(2)      Variable or step coupon security; interest rate shown reflects the rate in effect at January 31, 2016.

(3)       Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2016, these securities amounted to a value of $7,697 or 22.4% of net assets.

(4)      Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.

(5)      This note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.

(6)      Security in default, interest payments are being received during the bankruptcy proceedings.

(7)      86% of the income received was in cash and 14% in PIK.

(8)      Security in default, no interest payments are being received.

(9)      Amount is less than $500.

(10)     Illiquid security. At January 31, 2016, these securities amounted to a value of $263 or 0.8% of net assets.

(11)     100% of the income received was in cash.

(12)     This loan will settle after January 31, 2016, at which time the interest rate, based on the London Interbank Offered Rate (“LIBOR”) and the agreed upon spread on trade date, will be known.

(13)     Amount shown is par value.

(14)     All or a portion segregated as collateral for securities sold short.

(15)     Non-income producing.

(16)     These Funds are public funds and the prospectus and annual reports are publicly available.

(17)     Strike price not reported in thousands.

(18)     The Fund is contractually responsible to the lender for any dividends payable and interest accrued on securities while those securities are in a short position. These dividends and interest are recorded as an expense of the Fund.

Abbreviations:
ADR	American Depositary Receipt
CBT	Chicago Board of Trade
CLO	Collateralized Loan Obligation
ETF	Exchange Traded Fund
LLC	Limited Liability Company
LP	Limited Partnership
PIK	Payment in Kind
PLC	Public Limited Company
REIT	Real Estate Investment Trusts
S&P	Standard & Poor’s
SPDR	Standard & Poor’s Depositary Receipt

Foreign Currencies:
BRL	Brazilian Real
EUR	European Currency Unit
INR	Indian Rupee
JPY	Japanese Yen
USD	United States Dollar

Country Weightings (Unaudited)†
United States	73%
United Kingdom	4
Canada	2
Luxembourg	2
Argentina	2
Netherlands	2
Mexico	2
Marshall Islands	2
France	1
Cayman Islands	1
Virgin Islands, British	1
Other	8
Total	100%
† % of total investments, net of securities sold short, as of January 31, 2016

See Notes to Schedule of Investments.

VIRTUS ALTERNATIVE INCOME SOLUTION FUND

SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT (Continued)

JANUARY 31, 2016 (Unaudited)

($ are reported in thousands)

Futures contracts as of January 31, 2016 were as follows:

Issue	Expiration	Contracts Purchased/(Sold)	Notional Value	Unrealized Appreciation (Depreciation)

U.S. 5 Year Treasury Note (CBT)	March 2016	(14)	$ (1,689)	$ (27)

Total				$ (27)

Forward foreign currency exchange contracts as of January 31, 2016 were as follows:

Currency Purchased	Value	Currency Sold	Value	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

BRL	165	USD	41	JPMorgan Chase Bank N.A.	2/02/16	$ 1
EUR	5	USD	5	The Bank Of New York Mellon	3/15/16	— (a)
EUR	136	USD	150	JPMorgan Chase Bank N.A.	3/16/16	(2)
EUR	45	USD	48	JPMorgan Chase Bank N.A.	4/04/16	— (a)
INR	21,607	USD	314	JPMorgan Chase Bank N.A.	6/10/16	(3)
USD	41	BRL	165	JPMorgan Chase Bank N.A.	2/02/16	— (a)
USD	40	BRL	165	JPMorgan Chase Bank N.A.	3/02/16	(1)
USD	77	EUR	70	The Bank Of New York Mellon	3/15/16	1
USD	7	EUR	6	The Bank Of New York Mellon	3/15/16	— (a)
USD	154	EUR	136	JPMorgan Chase Bank N.A.	3/16/16	7
USD	298	EUR	265	JPMorgan Chase Bank N.A.	4/06/16	11
USD	364	EUR	330	JPMorgan Chase Bank N.A.	7/25/16	4
USD	51	EUR	46	JPMorgan Chase Bank N.A.	7/25/16	2

Total						$ 20

Footnote Legend:

(a)	Amount is less than $500.

Over-the-counter credit default swap- buy protection(1) outstanding as of January 31, 2016 was as follows:

Reference Entity	Counterparty	Fixed Pay Rate	Expiration Date	Notional Amount(2)		Market Value	Premiums Paid	Unrealized Appreciation (Depreciation)

Mitsui O.S.K. Lines, Ltd.	JPMorgan Chase Bank N.A.	1%	12/20/20	17,000	JPY	$ 14	$ 5	$ 9
Standard Euro Finance Corp.	JPMorgan Chase Bank N.A.	1%	12/20/20	530	EUR	55	44	11

Total						$ 69	$ 49	$ 20

Over-the-counter credit default swap- sell protection(3) outstanding as of January 31, 2016 was as follows:

Reference Entity	Counterparty	Fixed Receive Rate	Expiration Date	Notional Amount(2)		Market Value	Premiums (Received)	Unrealized Appreciation (Depreciation)

Standard Euro Finance Corp.	JPMorgan Chase Bank N.A.	1%	12/20/20	530	EUR	$ (15)	$ (9)	$ (6)

Total						$ (15)	$ (9)	$ (6)

(1) If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

(2) The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced

See Notes to Schedule of Investments.

VIRTUS ALTERNATIVE INCOME SOLUTION FUND

SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT (Continued)

JANUARY 31, 2016 (Unaudited)

($ are reported in thousands)

index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

The table that follows shows the undiscounted maximum potential payment by the Fund related to selling credit protection in credit default swaps:

Type of Reference Asset of which the Fund Sold Protection	Total Maximum Potential Payments for Selling Credit Protection (Undiscounted)	Amount Recoverable*	Reference Asset Rating Range**

Standard Euro Finance Corp.	530 EUR	$ —	A+

* The Fund has no amounts recoverable from related purchased protection. In addition, the Fund has no recourse provisions under the credit derivatives and holds collateral which can offset or reduce potential payments under a triggering event.

** The period end reference asset security ratings, as rated by any rating organization, are included in the equivalent Standard & Poor’s rating category. The reference asset rating represents the likelihood of a potential credit event on the reference asset which would result in a related payment by the Fund.

Over-the-counter total return swaps outstanding as of January 31, 2016 were as follows:

Reference Entity	Floating Rate(a)	Counterparty #	Expiration Date	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)

iBoxx USD Liquid High Yield Index	3-Month LIBOR	JPMorgan Chase Bank N.A.	3/20/16	435	USD	$ 16	$ —	$ 16

Total						$ 16	$ —	$ 16

Footnote Legend:

(a)	The Fund pays the floating rate (+/- a spread) and receives the total return of the reference entity.
#	May be comprised of multiple contracts with the same counterparty, the floating rate and expiration date.

See Notes to Schedule of Investments.

VIRTUS ALTERNATIVE INCOME SOLUTION FUND

SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT (Continued)

JANUARY 31, 2016 (Unaudited)

($ are reported in thousands)

The following table provides a summary of inputs used to value the Fund’s investments as of January 31, 2016 (See Security Valuation Note 1B in the Schedules of Investments and Securities Sold Short):

	Total Value at January 31, 2016	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs

Assets:
Debt Securities:
Foreign Government Securities	$ 1,037	$ —	$ 1,037	$ —
Municipal Bonds	213	—	213	—
Mortgaged-Backed Securities	29	—	29	—
Asset-Backed Securities	313	—	313	—
Corporate Bonds	13,422	—	13,422	—
Loan Agreements	3,310	—	2,944	366
Convertible Bonds	124	—	124	—
Equity Securities:
Preferred Stock	68	—	68	—
Common Stocks	3,384	1,939	1,438	7
Master Limited Partnerships	3,968	3,968	—	—
Real Estate Investment Trusts	5,020	5,020	—	—
Exchange-Traded Funds	48	48	—	—
Purchased Swaptions	10	—	10	—
Short-Term Investments	2,455	2,455	—	—
Forward Foreign Currency Exchange Contracts	26	—	26	—
Over-the-Counter Credit Default Swaps	69	—	69	—
Over-the-Counter Total Return Swaps	16	—	16	—

Total Assets	33,512	13,430	19,709	373

Liabilities:
Securities Sold Short	$ (787)	$ (787)	$ —	$ —
Futures Contracts	(27)	(27)	—	—
Forward Foreign Currency Exchange Contracts	(6)	—	(6)	—
Over-the-Counter Credit Default Swap	(15)	—	(15)	—

Total Liabilities	$ (835)	$ (814)	$ (21)	$ —

Securities held by the Fund with an end of period value of $871 were transferred from Level 1 to Level 2 based on our valuation procedures for non-US securities. There were no transfers from Level 2 to Level 1 related to securities held as of January 31, 2016. (See Note 1B in the Notes to Schedules of Investments and Security Sold Short.)

See Notes to Schedule of Investments.

VIRTUS ALTERNATIVE INCOME SOLUTION FUND

SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT (Concluded)

JANUARY 31, 2016 (Unaudited)

($ are reported in thousands)

The following is a reconciliation of assets of the Fund for Level 3 investments which significant unobservable inputs were used to determine fair value:

	Total	Foreign Government Securities	Corporate Bonds	Common Stocks	Loan Agreement
Investments in Securities
Balance as of October 31, 2015	$ 393	$ 174	$ 147	$ —	$ 72
Accrued discount/(premium)	— (a)	— (a)	—	—	— (a)
Realized gain (loss)	(74)	(72)	(2)	—	—
Change in unrealized appreciation (depreciation)(b)	66	76	(1)	5	(14)
Purchases	2	—	—	2	—
Sales	(321)	(178)	(143)	—	—
Transfers into Level 3(c)	308 (d)	—	— (a)(d)	—	308 (d)
Transfers from Level 3(c)	—	—	—	—	—
Paydowns	(1)	—	(1)	—	—

Balance as of January 31, 2016	$ 373	$ —	$ — (a)	$ 7	$366

Footnote Legend:

(a)	Amount is less than $500.
(b)	The change in unrealized appreciation (depreciation) on investments still held as of January 31, 2016 was $61.
(c)	“Transfers into and/or from” represent the ending value as of January 31, 2016, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
(d)	The transfer is due to an increase and/or decrease in trading activity at period end.

None of the securities in this table are internally fair valued. The Fund’s investment that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information inputs could result in a significantly lower or higher value of Level 3 investments.

See Notes to Schedule of Investments.

VIRTUS ALTERNATIVE INFLATION SOLUTION FUND

SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT

JANUARY 31, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

U.S. GOVERNMENT SECURITIES—23.2%

Agency—1.1%
FFCB 0.547%, 11/13/18(2)	$200	$ 199
FHLB 0.400%, 6/17/16	100	100

		299

Non-Agency—22.1%
United States Treasury 0.382%, 7/31/17(2)	200	200
0.473%, 10/31/17(2)	200	200
United States Treasury Inflation Indexed Bonds
0.375%, 7/15/25	4,104	1,394
0.625%, 1/15/26	2,530	2,554
2.000%, 1/15/26	969	557
2.375%, 1/15/27	360	500
0.750%, 2/15/45	494	443
United States Treasury Note/Bond
0.625%, 9/30/17	300	299
0.750%, 4/15/18	100	100

		6,247

TOTAL U.S. GOVERNMENT SECURITIES
(Identified Cost $6,514)		6,546

MUNICIPAL BONDS—0.5%

Puerto Rico—0.3%
Commonwealth of Puerto Rico, Series A
5.000%, 7/1/33	5	3
5.125%, 7/1/37	35	22
5.250%, 7/1/37	35	22
5.000%, 7/1/41	5	3
Puerto Rico Sales Tax Financing Corp. Series A 0.000%, 8/1/54	210	16

		66

Texas—0.2%
Texas Public Finance Authority 8.250%, 7/1/24	65	65

TOTAL MUNICIPAL BONDS
(Identified Cost $134)		131

	PAR VALUE	VALUE

MORTGAGED-BACKED SECURITIES—0.1%

Non-Agency—0.1%
Great Wolf Trust 15-WFMZ, M 144A 7.414%, 5/15/32(2)(3)	$20	$ 20

TOTAL MORTGAGED-BACKED SECURITIES
(Identified Cost $20)		20

ASSET-BACKED SECURITIES—0.9%
Cutwater Ltd. CLO 14-1A, C 144A 4.322%, 7/15/26(2)(3)	100	86
OHA Loan Funding, Ltd. 2013-1A, D 144A 4.219%, 7/23/25(2)(3)	200	179

TOTAL ASSET-BACKED SECURITIES
(Identified Cost $261)		265

CORPORATE BONDS—11.3%

Communications—0.0%
Altice US Finance SA 144A 7.750%, 7/15/25(3)	10	9

Consumer Discretionary—4.0%
APX Group, Inc.
6.375%, 12/1/19	15	14
8.750%, 12/1/20	105	85
Bon-Ton Department Stores, Inc. (The) 8.000%, 6/15/21	95	37
Caesars Entertainment Operating Co., Inc.
9.000%, 2/15/20(4)	120	90
9.000%, 2/15/20(4)	70	52
Chester Downs & Marina LLC / Chester Downs Finance Corp. 144A 9.250%, 2/1/20(3)	85	59
Claire’s Stores, Inc. 8.875%, 3/15/19	62	13
Claire’s Stores, Inc. 144A
9.000%, 3/15/19(3)	40	24
7.750%, 6/1/20(3)	10	2
Cumulus Media Holdings, Inc. 7.750%, 5/1/19	35	14
DISH DBS Corp. 5.875%, 11/15/24	15	13

	PAR VALUE	VALUE

Consumer Discretionary—continued
Guitar Center, Inc. 144A
6.500%, 4/15/19(3)	$35	$ 30
9.625%, 4/15/20(3)	105	72
Hot Topic, Inc. 144A 9.250%, 6/15/21(3)	15	13
iHeartCommunications, Inc.
9.000%, 12/15/19	10	7
9.000%, 3/1/21	20	13
iHeartCommunications, Inc. PIK Capitalization, 2.00% Interest, 12.00% Capitalization 14.000%, 2/1/21(5)	61	16
Inn of the Mountain Gods Resort & Casino 144A 9.250%, 11/30/20(2)(3)	10	9
Intelsat Jackson Holdings SA 7.250%, 10/15/20	5	4
JC Penney Corp., Inc. 5.650%, 6/1/20	35	29
McClatchy Co. (The) 9.000%, 12/15/22	35	31
Mohegan Tribal Gaming Authority 9.750%, 9/1/21	110	109
Nine West Holdings, Inc. 144A 8.250%, 3/15/19(3)	95	22
Radio One, Inc. 144A 9.250%, 2/15/20(3)	45	36
Scientific Games International, Inc. 10.000%, 12/1/22	50	35
Shingle Springs Tribal Gaming Authority 144A 9.750%, 9/1/21(3)	75	79
Sirius XM Radio, Inc. 144A 5.375%, 4/15/25(3)	65	65
Time Warner Cable, Inc.
6.750%, 6/15/39	10	10
5.500%, 9/1/41	10	9
Townsquare Media, Inc. 144A 6.500%, 4/1/23(3)	5	5
Toys R Us, Inc.
10.375%, 8/15/17	60	52
7.375%, 10/15/18	60	39

See Notes to Schedule of Investments.

VIRTUS ALTERNATIVE INFLATION SOLUTION FUND

SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT (Continued)

JANUARY 31, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Consumer Discretionary—continued
Yum! Brands, Inc. 6.875%, 11/15/37	$30	$ 26

		1,114

Consumer Staples—0.7%
New Albertson’s, Inc.
7.750%, 6/15/26	100	86
7.450%, 8/1/29	10	8
8.700%, 5/1/30	5	5
8.000%, 5/1/31	20	17
Rite Aid Corp. 144A
6.125%, 4/1/23(3)	30	32
6.875%, 12/15/28(3)	15	17
SUPERVALU, Inc.
6.750%, 6/1/21	10	8
7.750%, 11/15/22	25	21

		194

Energy—1.5%
Alpha Natural Resources, Inc.
6.000%, 6/1/19(6)	15	—	(7)
6.250%, 6/1/21(6)	15	—	(7)
Basic Energy Services, Inc.
7.750%, 2/15/19	30	8
7.750%, 10/15/22	20	5
Citgo Holding, Inc. 144A 10.750%, 2/15/20(3)	30	29
CONSOL Energy, Inc. 5.875%, 4/15/22	5	3
Energy Transfer Equity LP 5.875%, 1/15/24	70	55
EXCO Resources, Inc. 8.500%, 4/15/22	15	3
Jupiter Resources, Inc. 144A 8.500%, 10/1/22(3)	60	22
Kosmos Energy, Ltd. 144A
7.875%, 8/1/21(3)	25	19
7.875%, 8/1/21(3)	10	7
MEG Energy Corp. 144A 7.000%, 3/31/24(3)	40	21
Memorial Production Partners LP / Memorial Production Finance Corp.
7.625%, 5/1/21	20	6
6.875%, 8/1/22	30	9

	PAR VALUE	VALUE

Energy—continued
Murray Energy Corp. 144A 11.250%, 4/15/21(3)	$50	$ 7
Parker Drilling Co. 6.750%, 7/15/22	55	34
PBF Logistics LP / PBF Logistics Finance Corp. 6.875%, 5/15/23	55	47
Rockies Express Pipeline LLC 144A 6.000%, 1/15/19(3)	45	42
Sabine Pass Liquefaction LLC
5.625%, 4/15/23	125	110
5.625%, 3/1/25	10	9
SandRidge Energy, Inc. 7.500%, 2/15/23(4)	60	—	(7)

		436

Financials—0.4%
Credit Acceptance Corp. 6.125%, 2/15/21	40	38
Credit Acceptance Corp. 144A 7.375%, 3/15/23(3)	5	5
Genworth Holdings, Inc.
7.200%, 2/15/21	5	4
7.625%, 9/24/21	25	17
6.500%, 6/15/34	5	3
6.150%, 11/15/66(2)	20	5
Kennedy-Wilson, Inc. 5.875%, 4/1/24	5	5
Ocwen Financial Corp. 6.625%, 5/15/19	35	31

		108

Health Care—0.8%
Aurora Diagnostics Holdings / Aurora Diagnostics Financing, Inc. 10.750%, 1/15/18	45	36
Concordia Healthcare Corp. 144A 7.000%, 4/15/23(3)	30	26
Immucor, Inc. 11.125%, 8/15/19	20	16
Kindred Healthcare, Inc.
8.000%, 1/15/20	30	28
6.375%, 4/15/22	30	25

	PAR VALUE	VALUE

Health Care—continued
Mallinckrodt International Finance SA/Mallinckrodt CB LLC 144A 5.750%, 8/1/22(3)	$20	$ 19
Select Medical Corp. 6.375%, 6/1/21	25	21
Valeant Pharmaceuticals International, Inc. 144A 7.500%, 7/15/21(3)	45	45

		216

Industrials—1.1%
Algeco Scotsman Global Finance PLC 144A 8.500%, 10/15/18(3)	70	55
Cenveo Corp. 144A
6.000%, 8/1/19(3)	20	14
8.500%, 9/15/22(3)	65	31
Harland Clarke Holdings Corp. 144A 9.250%, 3/1/21(3)	60	42
Monitronics International, Inc. 9.125%, 4/1/20	105	85
Optimas OE Solutions Holding LLC / Optimas OE Solutions, Inc. 144A 8.625%, 6/1/21(3)	30	25
ServiceMaster Co., LLC (The) 7.450%, 8/15/27	50	49

		301

Information Technology—0.7%
Advanced Micro Devices, Inc.
7.750%, 8/1/20	30	19
7.000%, 7/1/24	125	78
Aegis Merger Sub, Inc. 144A 10.250%, 2/15/23(3)	20	19
BMC Software Finance, Inc. 144A 8.125%, 7/15/21(3)	80	50
Boxer Parent Co., Inc. PIK 144A 9.000%, 10/15/19(3)(8)	70	40

		206

See Notes to Schedule of Investments.

VIRTUS ALTERNATIVE INFLATION SOLUTION FUND

SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT (Continued)

JANUARY 31, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Materials—1.2%
Aruba Investments, Inc. 144A 8.750%, 2/15/23(3)	$25	$ 24
Cornerstone Chemical Co. 144A 9.375%, 3/15/18(3)	65	58
Hexion, Inc.
6.625%, 4/15/20	35	27
10.000%, 4/15/20	35	29
IAMGOLD Corp. 144A 6.750%, 10/1/20(3)	70	45
Rain CII Carbon LLC / CII Carbon Corp. 144A
8.000%, 12/1/18(3)	30	25
8.250%, 1/15/21(3)	78	59
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc. 144A 6.375%, 5/1/22(3)	70	58

		325

Telecommunication Services—0.9%
Frontier Communications Corp. 7.625%, 4/15/24	30	25
Frontier Communications Corp. 144A
8.875%, 9/15/20(3)	10	10
10.500%, 9/15/22(3)	10	10
11.000%, 9/15/25(3)	15	15
Intelsat Jackson Holdings SA 7.500%, 4/1/21	15	13
Intelsat Luxembourg SA 7.750%, 6/1/21	50	22
Neptune Finco Corp. 144A
10.125%, 1/15/23(3)	20	21
10.875%, 10/15/25(3)	55	59
Sprint Capital Corp. 8.750%, 3/15/32	40	28
Sprint Corp.
7.125%, 6/15/24	45	31
7.625%, 2/15/25	45	31

		265

	PAR VALUE	VALUE

Utilities—0.0%
Illinois Power Generating Co. 6.300%, 4/1/20	$20	$ 9

TOTAL CORPORATE BONDS (Identified Cost $4,085)		3,183

COMMODITY LINKED NOTES—2.1%

Financials—2.1%
BNP Paribas SA 144A 0.000%, 3/27/17(3)	278	307
Canadian Imperial Bank of Commerce 144A 0.324%, 1/30/17(2)(3)	335	288

		595

TOTAL COMMODITY LINKED NOTES
(Identified Cost $613)		595

CONVERTIBLE BONDS—0.3%

Consumer Discretionary—0.2%
Liberty Interactive LLC 3.750%, 2/15/30	100	56

Energy—0.0%
Alpha Natural Resources, Inc. 3.750%, 12/15/17(6)	25	—	(7)

Financials—0.1%
Lloyds Banking Group PLC 7.500%, 4/30/49(2)	30	31

TOTAL CONVERTIBLE BONDS (Identified Cost $123)		87

LOAN AGREEMENTS—5.3%

Consumer Discretionary—2.5%
AMF Bowling Centers, Inc. Term Loan B 7.250%, 9/18/21	30	29
Ascena Retail Group, Inc. Tranche B 5.250%, 8/21/22	45	42
Caesars Entertainment Operating Company, Inc. (fka Harrah’s Operating Company, Inc.), Term Loan B-6 9.500%, 3/1/17(4)	35	31

	PAR VALUE	VALUE

Consumer Discretionary—continued
Cowlitz Tribal Gaming Authority Term Loan B 11.500%, 12/6/21	$50	$ 47
Cumulus Media Holdings, Inc. 0.000%, 12/23/20(9)	23	17
Gymboree Corp., The 5.000%, 2/23/18	60	32
iHeartCommunications, Inc. (fka Clear Channel Communications, Inc.) Tranche D 7.178%, 1/30/19	120	80
Indra Holdings Corp. First Lien 5.250%, 5/1/21	19	18
Mashantucket Peqout, Term Loan A 5.000%, 7/1/18	95	70
MediArena Acquisition B.V. (fka AP NMT Acquisition B.V.) First Lien Term Loan B 6.750%, 8/13/21	28	24
Mohegan Tribal Gaming Authority Term Loan B 5.500%, 6/15/18	13	13
Nine West Holdings, Inc.
0.000%, 10/8/19(9)	16	9
0.000%, 1/8/20(9)	55	17
Red Lobster Management LLC First Lien 6.250%, 7/28/21	49	49
Spencer Gifts LLC (Spirit Halloween Superstores LLC) Second Lien 9.250%, 6/29/22	16	16
Toys ’R’ US (Canada) Ltd. Tranche A-1 8.250%, 10/24/19	25	24
Toys ’R’ US-Delaware, Inc. Term Loan B-4 9.750%, 4/24/20	46	36
Toys ’R’ US-Delaware, Inc. Tranche A-1 8.250%, 10/24/19	30	30
Tribune Publishing Co. 5.750%, 8/4/21	66	60

See Notes to Schedule of Investments.

VIRTUS ALTERNATIVE INFLATION SOLUTION FUND

SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT (Continued)

JANUARY 31, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Consumer Discretionary—continued
Wilton Brands LLC (fka Wilton Brands, Inc.) 8.500%, 8/30/18	$60	$ 56

		700

Energy—0.4%
KCA Deutag US Finance LLC (KCA Deutag GMBH) 6.250%, 5/18/20	20	13
Longview Power LLC Term Loan B Advance 7.000%, 4/13/21	65	54
Murray Energy Corp., Term Loan B-2 7.500%, 4/16/20	41	19
Preferred Proppants, LLC 6.750%, 7/27/20	54	22

		108

Financials—0.1%
Walter Investment Management Corp., Tranche B 4.750%, 12/18/20	34	27

Health Care—0.7%
CCS Intermediate Holdings, LLC, First Lien 5.000%, 7/23/21	64	49
New Millennium Holdco, Inc. (Millennium Health LLC) 7.500%, 12/21/20	12	11
New MMI, Inc., Term Loan B 9.000%, 1/31/20	69	62
Onex Carestream Finance LP, Second Lien 9.500%, 12/7/19	70	61
Ortho-Clinical Diagnostics Holdings Luxembourg S.À.R.L. 0.000%, 6/30/21(9)	29	25

		208

	PAR VALUE	VALUE

Industrials—0.3%
Koosharem, LLC 7.500%, 5/15/20	$49	$ 46
Photonis Technologies SAS First Lien 8.500%, 9/18/19	25	23
SK Spice S.A.R.L, Term Loan B 0.000%, 6/1/21(9)	20	22

		91

Information Technology—0.2%
BMC Software Finance, Inc. 5.000%, 9/10/20	28	23
GTCR Valor Companies, Inc. First Lien 6.000%, 5/30/21	35	34

		57

Materials—0.3%
Albaugh, LLC 6.000%, 5/31/21	46	44
Styrolution U.S. Holdings LLC Term Loan B-1 6.500%, 11/7/19	35	34

		78

Utilities—0.8%
Empire Generating Co, LLC Advance Term Loan B 0.000%, 3/12/21(9)	54	39
Empire Generating Co, LLC Advance Term Loan C 5.250%, 3/12/21	3	2
Moxie Patriot LLC Construction B-1 Advances 6.750%, 12/19/20	50	45
Panda Temple Power, LLC Advance 7.250%, 3/6/22	35	28
Texas Competitive Electric Holdings Company, LLC (TXU) 2014 Term Loan 4.908%, 6/30/16(4)	275	82

	PAR VALUE		VALUE

Utilities—continued
Texas Competitive Electric Holdings Company, LLC (TXU) 2017 Term Loan 4.908%, 10/10/17(4)	$55		$ 17

			213

TOTAL LOAN AGREEMENTS (Identified Cost $1,938)			1,482

	SHARES

PREFERRED STOCK—0.1%

Financials—0.1%
JPMorgan Chase & Co.
5.150%(2)	25	(10)	24
6.000%(2)	15	(10)	15

			39

TOTAL PREFERRED STOCK (Identified Cost $39)			39

COMMON STOCKS—17.4%

Consumer Discretionary—1.6%
Eutelsat Communications SA	7,301		236
SES SA	8,202		214

			450

Energy—0.4%
Kinder Morgan, Inc.	1,468		24
Phillips 66	326		26
TransCanada Corp.	430		15
Williams Cos, Inc. (The)(11)	2,922		57

			122

Health Care—0.0%
New Millennium Holdco, Inc.(12)	346		4

Industrials—8.9%
Abertis Infraestructuras SA	15,185		226
Aeroports de Paris	1,066		121
ASTM SpA	3,700		40
Atlantia SpA	13,434		352
CSX Corp.	15,831		364
Flughafen Wien AG	300		26
Flughafen Zuerich AG	36		27
Fraport AG Frankfurt Airport Services Worldwide	2,831		172

See Notes to Schedule of Investments.

VIRTUS ALTERNATIVE INFLATION SOLUTION FUND

SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT (Continued)

JANUARY 31, 2016 (Unaudited)

($ reported in thousands)

	SHARES	VALUE

Industrials—continued
Macquarie Atlas Roads Group	26,300	$80
Macquarie Infrastructure Co. LLC	1,605	108
Norfolk Southern Corp.	3,145	222
Societa Iniziative Autostradali e Servizi SpA	6,700	64
Transurban Group	19,512	150
Union Pacific Corp.	2,900	209
Vinci SA	5,300	359

		2,520

Utilities—6.5%
Ameren Corp.	2,300	103
AusNet Services	52,130	55
DUET Group	138,826	228
Great Plains Energy, Inc.	7,000	195
Hera SpA	17,700	50
Pennon Group PLC	13,153	167
PG&E Corp.	1,700	93
REN - Redes Energeticas Nacionais SGPS SA	10,500	32
SJW Corp.	500	16
Snam SpA	60,035	337
Spark Infrastructure Group	97,959	138
Terna Rete Elettrica Nazionale SpA	62,826	337
Tokyo Gas Co. Ltd.	14,000	65

		1,816

TOTAL COMMON STOCKS (Identified Cost $5,241)		4,912

MASTER LIMITED PARTNERSHIPS—12.6%

Energy—0.3%
Columbia Pipeline Partners LP	1,777	27
Tallgrass Energy Partners LP	1,181	41
Teekay Offshore Partners LP	244	1
Valero Energy Partners LP	120	5
VTTI Energy Partners LP	1,687	27

		101

Gas-Distribution—0.1%
AmeriGas Partners LP	656	25

	SHARES	VALUE

Gas-Transportation—0.1%
PBF Logistics LP	993	$18

Oil & Gas Equipment & Services—0.0%
USA Compression Partners LP	122	1

Oil Components-Exploration and Production—1.1%
Antero Midstream Partners LP	2,634	53
Summit Midstream Partners LP	13,345	251

		304

Oil-Field Services—0.5%
Archrock Partners LP	4,724	48
CrossAmerica Partners LP(11)	2,802	56
Rice Midstream Partners LP	4,523	49

		153

Pipelines—10.4%
Boardwalk Pipeline Partners LP	3,542	39
Buckeye Partners LP	4,172	243
Cheniere Energy Partners LP	2,041	48
DCP Midstream Partners LP	1,949	37
Dominion Midstream Partners LP(13)	927	26
Enbridge Energy Partners LP	2,433	44
Energy Transfer Equity LP	13,303	115
Energy Transfer Partners LP	11,239	334
Enterprise Products Partners LP(11)	24,716	591
EQT Midstream Partners LP	1,789	122
Genesis Energy LP	2,304	65
Magellan Midstream Partners LP	4,550	292
MPLX LP	7,895	243
NGL Energy Partners LP	4,485	54
NuStar Energy LP	1,847	60
ONEOK Partners LP	2,417	66
PennTex Midstream Partners LP	1,752	20
Plains All American Pipeline LP	9,640	204
Plains GP Holdings LP Class A	2,989	24

	SHARES	VALUE

Pipelines—continued
Shell Midstream Partners LP	3,452	$123
Sunoco Logistics Partners LP	2,203	49
Targa Resources Partners LP	3,135	43
Western Gas Partners LP	68	2
Williams Partners LP	3,837	85

		2,929

Transportation-Marine—0.1%
Teekay LNG Partners Ltd.	1,729	20

TOTAL MASTER LIMITED PARTNERSHIPS
(Identified Cost $5,372)		3,551

REAL ESTATE INVESTMENT TRUSTS—21.0%

Apartments—4.5%
American Campus Communities, Inc.	3,249	137
AvalonBay Communities, Inc.	1,852	318
Camden Property Trust	4,077	311
Equity Residential	6,396	493

		1,259

Diversified—0.9%
American Assets Trust, Inc.	463	17
DuPont Fabros Technology, Inc.	1,424	47
Vornado Realty Trust	2,180	193

		257

Freestanding—0.3%
Spirit Realty Capital, Inc.	7,745	81

Health Care—1.7%
Care Capital Properties, Inc.	1,610	48
Medical Properties Trust, Inc.	1,173	13
National Health Investors, Inc.	633	38
Senior Housing Properties Trust	3,082	45
Ventas, Inc.	1,438	80
Welltower, Inc.	4,231	263

		487

Industrial—1.1%
Duke Realty Corp.	3,661	74

See Notes to Schedule of Investments.

VIRTUS ALTERNATIVE INFLATION SOLUTION FUND

SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT (Continued)

JANUARY 31, 2016 (Unaudited)

($ reported in thousands)

	SHARES	VALUE

Industrial—continued
Prologis, Inc.	5,745	$227

		301

Infrastructure—2.1%
American Tower Corp.	6,247	589

Lodging/Resort—1.2%
Host Hotels & Resorts, Inc.	5,613	78
LaSalle Hotel Properties	5,052	112
RLJ Lodging Trust	4,061	74
Sunstone Hotel Investors, Inc.	5,726	68

		332

Office—2.4%
Boston Properties, Inc.	2,546	296
Columbia Property Trust, Inc.	1,822	41
Corporate Office Properties Trust	3,443	77
Cousins Properties, Inc.	4,941	43
Hudson Pacific Properties, Inc.	2,174	55
New York REIT, Inc.	1,886	19
Paramount Group, Inc.	4,493	74
SL Green Realty Corp.	730	70

		675

Regional Malls—3.6%
CBL & Associates Properties, Inc.	4,390	47
General Growth Properties, Inc.	3,708	104
Simon Property Group, Inc.	3,909	728
Taubman Centers, Inc.	2,094	149

		1,028

Self Storage—1.4%
CubeSmart	3,997	125
Public Storage	770	195
Sovran Self Storage, Inc.	769	87

		407

Shopping Centers—1.1%
Brixmor Property
Group, Inc.	3,670	98
DDR Corp.	5,943	102
Ramco-Gershenson Properties Trust	2,980	51

	SHARES	VALUE

Shopping Centers—continued
Retail Properties of America, Inc. Class A	3,260	$ 50

		301

Timber—0.6%
Weyerhaeuser Co.	7,070	181

Warehouse/Industrial—0.1%
EastGroup Properties, Inc.	360	19

TOTAL REAL ESTATE INVESTMENT TRUSTS
(Identified Cost $5,829)		5,917

	CONTRACTS

PURCHASED OPTIONS—0.3%

Call Options—0.2%
Call USD 136 versus Put EUR 143 Expiring 3/21/16 Strike price $1.05(14)	1,360	$ 23
Call USD 40 versus Put CAD 58 Expiring 04/25/16 Strike price $1.46(14)	400	3
Call USD 40 versus Put NZD 24 Expiring 4/15/16 Strike price $0.61(14)	400	4
Call USD 573 versus Put CNY 3,982 Expiring 7/20/16 Strike price $6.95(14)	5,730	9
Call USD 68 versus Put EUR 69 Expiring 3/02/16 Strike price $1.01(14)	680	1
Call USD 68 versus Put EUR 70 Expiring 05/02/16 Strike price $1.03(14)	680	9

		49

Put Options—0.1%
Call EUR 68 versus Put USD 71 Expiring 3/21/16 Strike price $1.05(14)	680	25

	CONTRACTS	VALUE

Put Options—(continued)
Call GBP 37 versus Put USD 27 Expiring 10/26/16 Strike price $0.73(14)	370	$ 4

		29

TOTAL PURCHASED OPTIONS (Identified Cost $101)		78

TOTAL LONG TERM INVESTMENTS — 95.1%
(Identified Cost $30,270)		26,806

	SHARES

SHORT-TERM INVESTMENTS—2.3%

Money Market Mutual Funds—2.3%
BlackRock Liquidity Funds TempFund Portfolio - Institutional Shares (Seven-day effective yield 0.340%)(15)	649,315	$649

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $649)		649

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT — 97.4%
(Identified Cost $30,919)		27,455	(1)

SECURITIES SOLD SHORT—(2.5)%

Exchange Traded Funds—(2.5)%
Energy Select Sector SPDR Fund(15)(16)	(542)	(32)
SPDR S&P 500 ETF Trust(15)(16)	(3,358)	(651)
SPDR S&P Oil & Gas Exploration & Production ETF(15)(16)	(745)	(21)

		(704)

TOTAL SECURITIES SOLD SHORT (Proceeds $(781))		(704	)(1)

See Notes to Schedule of Investments.

VIRTUS ALTERNATIVE INFLATION SOLUTION FUND

SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT (Continued)

JANUARY 31, 2016 (Unaudited)

($ reported in thousands)

VALUE

TOTAL INVESTMENTS NET OF SECURITIES SOLD SHORT — 94.9%
(Identified Cost $30,138)	$26,751
Other assets and liabilities, net — 5.1%	1,435

NET ASSETS — 100.0%	$28,186

Footnote Legend:

(1)      Federal Income Tax Information: For tax information at January 31, 2016, see Note 5 Federal Income Tax Information in the Notes to Schedule of Investments and Securities Sold Short.

(2)      Variable or step coupon security; interest rate shown reflects the rate in effect at January 31, 2016.

(3)      Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2016, these securities amounted to a value of $2,256 or 8.0% of net assets.

(4)      Security in default, interest payments are being received during the bankruptcy proceedings.

(5)      86% of the income received was in cash and 14% in PIK.

(6)      Security in default, no interest payments are being received.

(7)      Amount is less than $500.

(8)      100% of the income received was in cash.

(9)      This loan will settle after January 31, 2016, at which time the interest rate, based on the London Interbank Offered Rate (“LIBOR”) and the agreed upon spread on trade date, will be known.

(10)     Amount shown is par value.

(11)     All or a portion segregated as collateral for securities sold short.

(12)     Illiquid security. At January 31, 2016, these securities amounted to a value of $4 or 0.0% of net assets.

(13)     Non-income producing.

(14)     Strike price not reported in thousands.

(15)     These Funds are public funds and the prospectus and annual reports are publicly available.

(16)     The Fund is contractually responsible to the lender for any dividends payable and interest accrued on securities while those securities are in a short position. These dividends and interest are recorded as an expense of the Fund.

Abbreviations:
CBT	Chicago Board of Trade
CLO	Collateralized Loan Obligation
ETF	Exchange Traded Fund
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
LLC	Limited Liability Company
LP	Limited Partnership
PIK	Payment-in-Kind Security
PLC	Public Limited Company
REIT	Real Estate Investment Trust
S&P	Standard & Poor’s
SPDR	Standard & Poor’s Depositary Receipt

Currencies:
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan
EUR	European Currency Unit
GBP	British Pound
IDR	Indonesian Rupiah
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
TRY	Turkish Lira
USD	United States Dollar

Country Weightings (Unaudited)†
United States	82%
Italy	4
France	4
Canada	2
Australia	2
Cayman Islands	1
Luxembourg	1
United Kingdom	1
Other	3
Total	100%
†% of total investments, net of securities sold short, as of January 31, 2016

See Notes to Schedule of Investments.

VIRTUS ALTERNATIVE INFLATION SOLUTION FUND

SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT (Continued)

JANUARY 31, 2016 (Unaudited)

($ reported in thousands)

Futures contracts as of January 31, 2016 were as follows:

Issue	Expiration	Contracts Purchased/(Sold)	Notional Value	Unrealized Appreciation (Depreciation)

U.S. 10-Year Treasury Note (CBT)	March 2016	10	$ 1,296	$ 17
U.S. 10-Year Ultra Future	March 2016	(50)	(6,980)	(106)
U.S. Long Bond (CBT)	March 2016	(4)	(644)	(25)
U.S. 5 Year Note (CBT)	April 2016	2	241	4
U.S. 5 Year Treasury Note (CBT)	March 2016	(1)	(121)	(2)

Total				$ (112)

Forward foreign currency exchange contracts as of January 31, 2016 were as follows:

Currency Purchased	Value	Currency Sold	Value	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

AUD	820	USD	570	JPMorgan Chase Bank N.A.	2/04/16	$ 10
AUD	828	USD	597	JPMorgan Chase Bank N.A.	2/04/16	(11)
CAD	408	USD	294	JPMorgan Chase Bank N.A.	2/04/16	(3)
CAD	398	USD	285	JPMorgan Chase Bank N.A.	4/28/16	(1)
CHF	300	USD	300	JPMorgan Chase Bank N.A.	2/04/16	(7)
CLP	415,220	USD	572	JPMorgan Chase Bank N.A.	2/04/16	10
EUR	1,413	USD	1,521	JPMorgan Chase Bank N.A.	2/04/16	10
EUR	7,021	USD	7,687	JPMorgan Chase Bank N.A.	2/04/16	(80)
EUR	556	USD	606	JPMorgan Chase Bank N.A.	4/28/16	(2)
GBP	398	USD	593	JPMorgan Chase Bank N.A.	2/04/16	(26)
IDR	2,467,614	USD	178	JPMorgan Chase Bank N.A.	2/04/16	1
JPY	144,262	USD	1,177	JPMorgan Chase Bank N.A.	2/04/16	15
JPY	277,221	USD	2,331	JPMorgan Chase Bank N.A.	2/04/16	(41)
MXN	5,177	USD	280	JPMorgan Chase Bank N.A.	2/04/16	5
MXN	5,122	USD	286	JPMorgan Chase Bank N.A.	2/04/16	(4)
NOK	5,156	USD	595	JPMorgan Chase Bank N.A.	2/04/16	(1)
NZD	440	USD	283	JPMorgan Chase Bank N.A.	2/04/16	2
NZD	2,230	USD	1,469	JPMorgan Chase Bank N.A.	2/04/16	(26)
SEK	7,723	USD	907	JPMorgan Chase Bank N.A.	2/04/16	(7)
TRY	524	USD	178	JPMorgan Chase Bank N.A.	2/04/16	(1)
USD	596	AUD	825	JPMorgan Chase Bank N.A.	2/04/16	12
USD	873	AUD	1,239	JPMorgan Chase Bank N.A.	2/04/16	(4)
USD	575	CAD	814	JPMorgan Chase Bank N.A.	2/04/16	(6)
USD	297	CHF	302	JPMorgan Chase Bank N.A.	2/04/16	2
USD	576	CLP	416,266	JPMorgan Chase Bank N.A.	2/04/16	(7)
USD	4,755	EUR	4,349	JPMorgan Chase Bank N.A.	2/04/16	43
USD	4,376	EUR	4,085	JPMorgan Chase Bank N.A.	2/04/16	(49)
USD	584	GBP	398	JPMorgan Chase Bank N.A.	2/04/16	18
USD	175	IDR	2,458,750	JPMorgan Chase Bank N.A.	2/04/16	(3)
USD	1,734	JPY	204,951	JPMorgan Chase Bank N.A.	2/04/16	41
USD	1,776	JPY	216,865	JPMorgan Chase Bank N.A.	2/04/16	(16)
USD	289	KRW	348,968	JPMorgan Chase Bank N.A.	2/04/16	(2)
USD	576	MXN	10,299	JPMorgan Chase Bank N.A.	2/04/16	8
USD	587	NOK	5,156	JPMorgan Chase Bank N.A.	2/04/16	(7)
USD	2,067	NZD	3,119	JPMorgan Chase Bank N.A.	2/04/16	47
USD	892	SEK	7,781	JPMorgan Chase Bank N.A.	2/04/16	(15)
USD	177	TRY	525	JPMorgan Chase Bank N.A.	2/04/16	— (a)
USD	282	AUD	400	JPMorgan Chase Bank N.A.	4/28/16	— (a)
USD	579	EUR	530	JPMorgan Chase Bank N.A.	4/28/16	3
USD	3	GBP	2	JPMorgan Chase Bank N.A.	4/28/16	— (a)
USD	289	JPY	34,932	JPMorgan Chase Bank N.A.	4/28/16	— (a)
USD	3	MXN	56	JPMorgan Chase Bank N.A.	4/28/16	— (a)

Total						$ (92)

Footnote Legend:

See Notes to Schedule of Investments.

VIRTUS ALTERNATIVE INFLATION SOLUTION FUND

SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT (Continued)

JANUARY 31, 2016 (Unaudited)

($ reported in thousands)

(a)	Amount is less than $500.

Over-the-counter total return swap outstanding as of January 31, 2016 was as follows:

Reference Entity	Floating Rate(a)	Counterparty #	Expiration Date	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)

iBoxx USD Liquid High Yield Index	3-Month LIBOR	JPMorgan Chase Bank N.A.	3/20/16	290	USD	$ 11	$ —	$ 11

Total						$ 11	$ —	$ 11

Footnote Legend:

(a)	The Fund pays the floating rate (+/- a spread) and receives the total return of the reference entity.
#	May be comprised of multiple contracts with the same counterparty, the floating rate and expiration date.

The following table provides a summary of inputs used to value the Fund’s investments as of January 31, 2016 (See Security Valuation Note 1B in the Notes to Schedule of Investments and Securities Sold Short):

	Total Value at January 31, 2016	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
U.S. Government Securities	$ 6,546	$ —	$ 6,546	$ —
Municipal Bonds	131	—	131	—
Mortgage-Backed Securities	20	—	20	—
Asset-Backed Securities	265	—	265	—
Corporate Bonds	3,183	—	3,183	—
Commodity Linked Notes	595	—	595	—
Convertible Bonds	87	—	87	— (a)
Loan Agreements	1,482	—	1,225	257
Equity Securities:
Preferred Stocks	39	—	39	—
Common Stocks	4,912	1,437	3,471	4
Master Limited Partnerships	3,551	3,551	—	—
Real Estate Investment Trusts	5,917	5,917	—	—
Purchased Options	78	—	78	—
Short-Term Investments	649	649	—	—
Futures Contracts	21	21	—	—
Forward Foreign Currency Exchange Contracts	226	—	226	—
Over-the Counter Total Return Swap	11	—	11	—

Total Assets	27,713	11,575	15,877	261

Liabilities:
Securities Sold Short	(704)	(704)	—	—
Futures Contracts	(133)	(133)	—	—
Forward Foreign Currency Exchange Contracts	(318)	—	(318)	—

Total Liabilities	$ (1,155)	$ (837)	$ (318)	$ —

Footnote Legend:

(a)	Amount is less than $500.

Securities held by the Fund with an end of period value of $2,758 were transferred from Level 1 to Level 2 based on our valuation procedures for non-US securities. There were no transfers from Level 2 to Level 1 related to securities held as of January 31, 2016. (See Note 1B in the Notes to Schedule of Investments and Securities Sold Short.)

See Notes to Schedule of Investments.

VIRTUS ALTERNATIVE INFLATION SOLUTION FUND

SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT (Concluded)

JANUARY 31, 2016 (Unaudited)

($ reported in thousands)

The following is a reconciliation of assets of the Fund for Level 3 investments which significant unobservable inputs were used to determine fair value.

	Total	Corporate Bonds	Common Stocks	Loan Agreements
Investments in Securities

Balance as of October 31, 2015	$ 192	$ 147	$ —	$ 45
Accrued discount/(premium)	— (a)	—	—	— (a)
Realized gain (loss)	—	—	—	—
Change in unrealized appreciation (depreciation)(b)	(8)	(3)	3	(8)
Purchases	6	—	1	5
Sales	(143)	(143)	—	—
Transfers into Level 3(c)	215 (d)	— (a)(d)	—	215 (d)
Transfers from Level 3(c)	—	—	—	—
Paydowns	(1)	(1)	—	—

Balance as of January 31, 2016	$ 261	$ — (a)	$ 4	$257

Footnote Legend:

(a)	Amount is less than $500.

(b)	The change in unrealized appreciation (depreciation) on investments still held as of January 31, 2016 was $(11).

(c)	“Transfers into and/or from” represent the ending value as of January 31, 2016, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.

(d)	The transfers are due to a decrease in trading activites at period end.

None of the securities in this table are internally fair valued. The Fund’s investments that are categolized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.

See Notes to Schedule of Investments.

VIRTUS ALTERNATIVE TOTAL SOLUTION FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT

JANUARY 31, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE

FOREIGN GOVERNMENT SECURITIES—1.3%
Argentine Republic Government International Bond 0.000%, 12/15/35	4,670	EUR	$ 530
Hellenic Republic Government Bond
3.000%, 2/24/23(2)	18	EUR	13
3.000%, 2/24/24(2)	18	EUR	13
3.000%, 2/24/25(2)	18	EUR	13
3.000%, 2/24/26(2)	18	EUR	13
3.000%, 2/24/27(2)	18	EUR	12
3.000%, 2/24/28(2)	18	EUR	12
3.000%, 2/24/29(2)	18	EUR	12
3.000%, 2/24/30(2)	18	EUR	12
3.000%, 2/24/31(2)	18	EUR	11
3.000%, 2/24/32(2)	18	EUR	11
3.000%, 2/24/33(2)	18	EUR	11
3.000%, 2/24/34(2)	18	EUR	11
3.000%, 2/24/35(2)	18	EUR	11
3.000%, 2/24/36(2)	18	EUR	11
3.000%, 2/24/37(2)	18	EUR	10
3.000%, 2/24/38(2)	18	EUR	10
3.000%, 2/24/39(2)	18	EUR	10
3.000%, 2/24/40(2)	18	EUR	10
3.000%, 2/24/41(2)	18	EUR	10
3.000%, 2/24/42(2)	18	EUR	10
Republic of Cameroon International Bond 144A 9.500%, 11/19/25(3)	$ 200		172
Ukraine Railways via Shortline PLC RegS 9.500%, 5/21/18(4)(5)	200		170

TOTAL FOREIGN GOVERNMENT SECURITIES
(Identified Cost $1,063)			1,098

MUNICIPAL BONDS—0.3%

Puerto Rico—0.2%
Commonwealth of Puerto Rico, Series A
5.000%, 7/1/33	10		6
8.000%, 7/1/35	110		79
5.125%, 7/1/37	10		6
5.250%, 7/1/37	5		3
5.000%, 7/1/41	15		10
Puerto Rico Sales Tax Financing Corp. Series A 0.000%, 8/1/54	230		18

			122

	PAR VALUE	VALUE

Texas—0.1%
Texas Public Finance Authority 8.250%, 7/1/24	$100	$ 100

TOTAL MUNICIPAL BONDS
(Identified Cost $242)		222

MORTGAGED-BACKED SECURITIES—0.0%

Non-Agency—0.0%
Great Wolf Trust 15-WFMZ, M 144A 7.414%, 5/15/32(2)(3)	35	34

TOTAL MORTGAGED-BACKED SECURITIES
(Identified Cost $35)		34

ASSET-BACKED SECURITIES—0.4%
Cutwater Ltd. CLO 14-1A, C 144A 4.322%, 7/15/26(2)(3)	100	86
THL Credit Wind River CLO Ltd. 14-3A, D 144A 4.671%, 1/22/27(2)(3)	250	227

TOTAL ASSET-BACKED SECURITIES
(Identified Cost $337)		313

CORPORATE BONDS—19.4%

Communications—0.0%
Altice US Finance SA 144A 7.750%, 7/15/25(3)	15	13

Consumer Discretionary—4.1%
APX Group, Inc.
6.375%, 12/1/19	50	48
8.750%, 12/1/20	160	129
Bon-Ton Department Stores, Inc. (The) 8.000%, 6/15/21	200	78
Caesars Entertainment Operating Co., Inc.
11.250%, 6/1/17(6)	10	7
9.000%, 2/15/20(6)	245	184
9.000%, 2/15/20(6)	100	74
Chester Downs & Marina LLC / Chester Downs Finance Corp. 144A 9.250%, 2/1/20(3)	1,135	795
Claire’s Stores, Inc. 8.875%, 3/15/19	110	24

	PAR VALUE	VALUE

Consumer Discretionary—continued
Claire’s Stores, Inc. 144A
9.000%, 3/15/19(3)	$70	$ 42
7.750%, 6/1/20(3)	15	2
Cumulus Media Holdings, Inc. 7.750%, 5/1/19	65	25
DISH DBS Corp.
5.000%, 3/15/23	10	9
5.875%, 11/15/24	20	18
Edcon Pty Ltd. RegS 9.500%, 3/1/18(4)	150	78
Greektown Holdings LLC/Greektown Mothership Corp. 144A 8.875%, 3/15/19(3)	374	370
Grupo Famsa SAB de CV RegS 7.250%, 6/1/20(4)	63	55
Guitar Center, Inc. 144A
6.500%, 4/15/19(3)	65	55
9.625%, 4/15/20(3)	180	124
Hot Topic, Inc. 144A 9.250%, 6/15/21(3)	35	32
iHeartCommunications, Inc.
9.000%, 12/15/19	15	10
9.000%, 3/1/21	80	52
iHeartCommunications, Inc. PIK Capitalization, 2.00% Interest, 12.00% Capitalization 14.000%, 2/1/21(7)	121	31
Inn of the Mountain Gods Resort & Casino 144A 9.250%, 11/30/20(2)(3)	20	19
Intelsat Jackson Holdings SA 7.250%, 10/15/20	15	13
JC Penney Corp., Inc.
8.125%, 10/1/19	15	14
5.650%, 6/1/20	40	33
McClatchy Co. (The) 9.000%, 12/15/22	60	53
Mohegan Tribal Gaming Authority 9.750%, 9/1/21	215	212
Nine West Holdings, Inc. 144A 8.250%, 3/15/19(3)	150	35

See Notes to Schedule of Investments.

VIRTUS ALTERNATIVE TOTAL SOLUTION FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT (Continued)

JANUARY 31, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE

Consumer Discretionary—continued
Radio One, Inc. 144A
9.250%, 2/15/20(3)	$105		$ 84
7.375%, 4/15/22(3)	60		54
Scientific Games International, Inc. 10.000%, 12/1/22	55		39
Scientific Games International, Inc. 144A 7.000%, 1/1/22(3)	35		33
Shingle Springs Tribal Gaming Authority 144A 9.750%, 9/1/21(3)	115		120
Sirius XM Radio, Inc. 144A 5.375%, 4/15/25(3)	85		86
Time Warner Cable, Inc.
6.750%, 6/15/39	10		10
5.500%, 9/1/41	15		13
Townsquare Media, Inc. 144A 6.500%, 4/1/23(3)	10		9
Toys R Us, Inc.
10.375%, 8/15/17	85		73
7.375%, 10/15/18	90		59
Unicharm Corp. 0.000%, 9/25/20	10,000	JPY	97
Yum! Brands, Inc.
6.875%, 11/15/37	$60		52
5.350%, 11/1/43	5		4

			3,354

Consumer Staples—1.1%
Hema Bondco I BV 144A 6.250%, 6/15/19(3)	100		80
Kissner Milling Co., Ltd. 144A 7.250%, 6/1/19(3)	325		289
MHP SA RegS 8.250%, 4/2/20(4)	200		173
New Albertson’s, Inc.
7.750%, 6/15/26	115		99
7.450%, 8/1/29	125		101
8.700%, 5/1/30	5		4
8.000%, 5/1/31	10		9
Rite Aid Corp. 144A
6.125%, 4/1/23(3)	35		37
6.875%, 12/15/28(3)	40		45
SUPERVALU, Inc.
6.750%, 6/1/21	10		8
7.750%, 11/15/22	50		43

			888

	PAR VALUE	VALUE

Energy—3.0%
Alpha Natural Resources, Inc.
6.000%, 6/1/19(8)	$25	$ —	(9)
6.250%, 6/1/21(8)	15	—	(9)
Basic Energy Services, Inc.
7.750%, 2/15/19	70	19
7.750%, 10/15/22	30	8
Berau Capital Resources Pte, Ltd. RegS 12.500%, 7/8/15(4)(8)	100	26
Berau Coal Energy Tbk PT RegS 7.250%, 3/13/17(4)(8)	200	56
Bumi Capital Pte, Ltd. RegS 12.000%, 11/10/16(4)(8)	300	54
Bumi Investment Pte, Ltd. RegS 10.750%, 10/6/17(4)(8)	885	159
Citgo Holding, Inc. 144A 10.750%, 2/15/20(3)	55	53
CONSOL Energy, Inc. 5.875%, 4/15/22	5	3
Energy Transfer Equity LP 5.875%, 1/15/24	135	106
EXCO Resources, Inc. 8.500%, 4/15/22	15	3
Fermaca Enterprises de RL de CV RegS 6.375%, 3/30/38(4)	245	222
Forbes Energy Services Ltd. 9.000%, 6/15/19	475	188
Jupiter Resources, Inc. 144A 8.500%, 10/1/22(3)	110	40
Kosmos Energy, Ltd. 144A
7.875%, 8/1/21(3)	35	26
7.875%, 8/1/21(3)	30	22
MEG Energy Corp. 144A 7.000%, 3/31/24(3)	70	37
Memorial Production Partners LP / Memorial Production Finance Corp.
7.625%, 5/1/21	35	11
6.875%, 8/1/22	50	14

	PAR VALUE	VALUE

Energy—continued
Murray Energy Corp. 144A 11.250%, 4/15/21(3)	$75	$ 11
Pacific Drilling V, Ltd. 144A 7.250%, 12/1/17(3)	562	199
Pacific Exploration and Production RegS 5.375%, 1/26/19(4)(8)	100	13
Parker Drilling Co. 6.750%, 7/15/22	100	61
PBF Logistics LP / PBF Logistics Finance Corp. 6.875%, 5/15/23	85	72
Petrobras Global Finance BV
4.875%, 3/17/20	115	87
7.250%, 3/17/44	50	33
Petroleos de Venezuela SA 5.250%, 4/12/17	623	245
Petroleos de Venezuela SA RegS 8.500%, 11/2/17(4)	150	62
Rockies Express Pipeline LLC 144A 6.000%, 1/15/19(3)	105	99
Sabine Pass Liquefaction LLC
5.625%, 4/15/23	180	159
5.625%, 3/1/25	70	60
SandRidge Energy, Inc. 7.500%, 2/15/23(6)	90	1
Seitel, Inc. 9.500%, 4/15/19	355	215
YPF SA RegS 8.750%, 4/4/24(4)	132	127

		2,491

Financials—0.5%
Ardshinbank CJSC via Dilijan Finance BV 144A 12.000%, 7/29/20(3)(5)	200	193
Credit Acceptance Corp. 6.125%, 2/15/21	70	67
Credit Acceptance Corp. 144A 7.375%, 3/15/23(3)	10	10
Genworth Holdings, Inc. 7.200%, 2/15/21	5	4

See Notes to Schedule of Investments.

VIRTUS ALTERNATIVE TOTAL SOLUTION FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT (Continued)

JANUARY 31, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Financials—continued
7.625%, 9/24/21	$25	$ 17
6.500%, 6/15/34	45	24
6.150%, 11/15/66(2)	25	7
Kennedy-Wilson, Inc. 5.875%, 4/1/24	20	19
Ocwen Financial Corp. 6.625%, 5/15/19	60	53

		394

Health Care—0.7%
AMAG Pharmaceuticals, Inc. 144A 7.875%, 9/1/23(3)(10)	45	41
Aurora Diagnostics Holdings / Aurora Diagnostics Financing, Inc. 10.750%, 1/15/18	50	39
CHS/Community Health Systems, Inc. 7.125%, 7/15/20(10)	65	62
Concordia Healthcare Corp. 144A 7.000%, 4/15/23(3)	55	48
HCA, Inc. 5.875%, 5/1/23	105	110
Immucor, Inc. 11.125%, 8/15/19	5	4
Kindred Healthcare, Inc.
8.000%, 1/15/20	50	46
6.375%, 4/15/22	60	49
Mallinckrodt International Finance SA/Mallinckrodt CB LLC 144A 5.750%, 8/1/22(3)	50	48
Select Medical Corp. 6.375%, 6/1/21	50	43
Valeant Pharmaceuticals International, Inc. 144A 7.500%, 7/15/21(3)	85	85

		575

Industrials—2.8%
Algeco Scotsman Global Finance PLC 144A 8.500%, 10/15/18(3)	125	98
Cenveo Corp. 144A 6.000%, 8/1/19(3)	35	24

	PAR VALUE	VALUE

Industrials—continued
8.500%, 9/15/22(3)	$125	$ 61
Gol LuxCo SA RegS 8.875%, 1/24/22(4)	200	56
Harland Clarke Holdings Corp. 144A 9.250%, 3/1/21(3)	100	70
Lansing Trade Group LLC / Lansing Finance Co., Inc. 144A 9.250%, 2/15/19(3)	417	390
Michael Baker International LLC / CDL Acquisition Co., Inc. 144A 8.250%, 10/15/18(3)	383	330
Monitronics International, Inc. 9.125%, 4/1/20	210	170
Navigator Holdings Ltd. 144A 9.000%, 12/18/17(3)	328	333
OAS Finance, Ltd. RegS 8.000%, 7/2/21(4)(8)	400	15
OAS Investments GmbH RegS 8.250%, 10/19/19(4)(8)	470	17
Optimas OE Solutions Holding LLC / Optimas OE Solutions, Inc. 144A 8.625%, 6/1/21(3)	55	45
ServiceMaster Co., LLC (The) 7.450%, 8/15/27	50	50
Tervita Corp. 144A 8.000%, 11/15/18(3)	538	320
Titan International, Inc. 6.875%, 10/1/20	431	317

		2,296

Information Technology—1.6%
Advanced Micro Devices, Inc.
6.750%, 3/1/19	133	92
7.750%, 8/1/20	70	45
7.500%, 8/15/22	40	25
7.000%, 7/1/24	175	109
Aegis Merger Sub, Inc. 144A 10.250%, 2/15/23(3)	35	33

	PAR VALUE	VALUE

Information Technology—continued
BMC Software Finance, Inc. 144A 8.125%, 7/15/21(3)	$120	$ 74
Boxer Parent Co., Inc. PIK 144A 9.000%, 10/15/19(3)(11)	180	103
Everi Payments, Inc. 10.000%, 1/15/22	950	822

		1,303

Materials—2.1%
Aruba Investments, Inc. 144A 8.750%, 2/15/23(3)	40	38
Cimento Tupi SA 144A 9.750%, 5/11/18(3)(8)	60	9
Cimento Tupi SA RegS 9.750%, 5/11/18(4)(8)	41	6
Cornerstone Chemical Co. 144A 9.375%, 3/15/18(3)	130	116
FMG Resources August 2006 Property Ltd. 144A 9.750%, 3/1/22(3)	140	122
Gold Fields Orogen Holding BVI Ltd. RegS 4.875%, 10/7/20(4)	200	151
Hexion, Inc.
6.625%, 4/15/20	55	43
10.000%, 4/15/20	90	75
IAMGOLD Corp. 144A 6.750%, 10/1/20(3)	115	73
Metinvest BV RegS 8.750%, 2/14/18(4)(8)	200	86
NTRP Via Interpipe, Ltd. 10.250%, 8/2/17(5)(8)(12)	200	63
Optima Specialty Steel, Inc. 144A 12.500%, 12/15/16(3)	631	530
Petra Diamonds US Treasury PLC 144A 8.250%, 5/31/20(3)	200	150
Rain CII Carbon LLC / CII Carbon Corp. 144A
8.000%, 12/1/18(3)	75	63
8.250%, 1/15/21(3)	142	108

See Notes to Schedule of Investments.

VIRTUS ALTERNATIVE TOTAL SOLUTION FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT (Continued)

JANUARY 31, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Materials—continued
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc. 144A 6.375%, 5/1/22(3)	$145	$121

		1,754

Telecommunication Services—3.0%
Avanti Communications Group PLC 144A 10.000%, 10/1/19(3)	958	714
Digicel Ltd. RegS 6.000%, 4/15/21(4)	200	175
Frontier Communications Corp.
7.125%, 1/15/23	45	38
7.625%, 4/15/24	20	17
Frontier Communications Corp. 144A
8.875%, 9/15/20(3)	15	15
10.500%, 9/15/22(3)	20	20
11.000%, 9/15/25(3)	20	19
Intelsat Jackson Holdings SA 7.500%, 4/1/21	30	26
Intelsat Luxembourg SA
6.750%, 6/1/18	350	258
7.750%, 6/1/21	85	37
Neptune Finco Corp. 144A
10.125%, 1/15/23(3)	75	80
10.875%, 10/15/25(3)	55	58
Sprint Capital Corp.
6.875%, 11/15/28	70	47
8.750%, 3/15/32	55	39
Sprint Corp.
7.125%, 6/15/24	55	37
7.625%, 2/15/25	50	34
Trilogy International Partners LLC / Trilogy International Finance, Inc. 144A 10.250%, 8/15/16(3)	845	815

		2,429

Utilities—0.5%
GenOn Americas Generation LLC
8.500%, 10/1/21	100	65
9.125%, 5/1/31	80	48
Illinois Power Generating Co. 6.300%, 4/1/20	35	16

	PAR VALUE	VALUE

Utilities—continued
Mexico Generadora de Energia S de Rl RegS 5.500%, 12/6/32(4)	$194	$159
Terraform Global Operating LLC 144A 9.750%, 8/15/22(3)	126	99

		387

TOTAL CORPORATE BONDS
(Identified Cost $20,222)		15,884

CONVERTIBLE BONDS—6.5%

Consumer Discretionary—1.2%
Ascent Capital Group, Inc. 4.000%, 7/15/20(10)	120	70
Blucora, Inc. 4.250%, 4/1/19(10)	68	54
Carriage Services, Inc. 2.750%, 3/15/21(10)	90	101
Iconix Brand Group, Inc.
2.500%, 6/1/16	79	70
1.500%, 3/15/18	123	62
JAKKS Pacific, Inc. 144A 4.875%, 6/1/20(3)(10)	70	65
K Hovnanian Enterprises, Inc. 6.000%, 12/1/17(10)	50	41
LGI Homes, Inc. 144A 4.250%, 11/15/19(3)(10)	65	76
Liberty Interactive LLC
4.000%, 11/15/29	98	56
3.750%, 2/15/30	124	69
Liberty Media Corp. 1.375%, 10/15/23	42	40
MercadoLibre, Inc. 2.250%, 7/1/19(10)	58	60
Navistar International Corp.
4.500%, 10/15/18	1	—	(9)
4.750%, 4/15/19(10)	50	21
RAIT Financial Trust 4.000%, 10/1/33(10)	105	78
Restoration Hardware Holdings, Inc. 144A 0.000%, 7/15/20(3)	48	38
Vitamin Shoppe, Inc. 144A 2.250%, 12/1/20(3)	37	36
WebMD Health Corp. 1.500%, 12/1/20(10)	58	67

		1,004

	PAR VALUE		VALUE

Consumer Staples—0.0%
Vector Group Ltd. 1.750%, 4/15/20(2)(10)	$25		$28

Energy—0.2%
Alon USA Energy, Inc. 3.000%, 9/15/18(10)	86		92
Alpha Natural Resources, Inc.
3.750%, 12/15/17(8)	25		—	(9)
4.875%, 12/15/20(8)(10)	233		2
Chesapeake Energy Corp. 2.250%, 12/15/38	36		11
Cobalt International Energy, Inc.
2.625%, 12/1/19	28		14
3.125%, 5/15/24(10)	46		20

			139

Financials—1.7%
American Residential Properties OP LP 144A 3.250%, 11/15/18(3)(10)	100		98
AmTrust Financial Services, Inc. 2.750%, 12/15/44(10)	107		93
Apollo Commercial Real Estate Finance, Inc. 5.500%, 3/15/19(10)	61		61
Cowen Group, Inc. 3.000%, 3/15/19(10)	100		83
Element Financial Corp. 144A 4.250%, 6/30/20(3)	42	CAD	29
Empire State Realty OP LP REIT 144A 2.625%, 8/15/19(3)(10)	$85		86
Encore Capital Group, Inc. 2.875%, 3/15/21(10)	110		67
Forest City Enterprises, Inc. 3.625%, 8/15/20(10)	109		111
FXCM, Inc. 2.250%, 6/15/18(10)	100		70
GPT Property Trust LP REIT 144A 3.750%, 3/15/19(3)(10)	100		107
IAS Operating Partnership LP REIT 144A 5.000%, 3/15/18(3)(10)	47		44

See Notes to Schedule of Investments.

VIRTUS ALTERNATIVE TOTAL SOLUTION FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT (Continued)

JANUARY 31, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Financials—continued
Lloyds Banking Group PLC 7.500%, 4/30/49(2)	$50	$ 52
NorthStar Realty Europe Corp. 144A 4.625%, 12/15/16(3)(10)	195	191
PRA Group, Inc. 3.000%, 8/1/20(10)	86	67
Restoration Hardware Holdings, Inc. 144A 0.000%, 6/15/19(3)(10)	23	20
RWT Holdings, Inc. 5.625%, 11/15/19	67	60
Spirit Realty Capital, Inc. 2.875%, 5/15/19(10)	59	57
Starwood Property Trust, Inc.
3.750%, 10/15/17(10)	105	103
4.550%, 3/1/18	31	31

		1,430

Health Care—1.0%
Aceto Corp. 144A 2.000%, 11/1/20(3)	47	44
Alere, Inc. 3.000%, 5/15/16	44	45
ANI Pharmaceuticals, Inc. 3.000%, 12/1/19(10)	60	51
Clovis Oncology, Inc. 2.500%, 9/15/21	39	27
Exelixis, Inc. 4.250%, 8/15/19(10)	89	92
Hologic, Inc. 0.000%, 12/15/43(2)(10)	96	117
Ironwood Pharmaceuticals, Inc. 144A 2.250%, 6/15/22(3)(10)	42	35
Molina Healthcare, Inc. 1.625%, 8/15/44	54	62
Novavax, Inc. 144A 3.750%, 2/1/23(3)	33	32
PDL BioPharma, Inc. 4.000%, 2/1/18(10)	59	48
PTC Therapeutics, Inc. 144A 3.000%, 8/15/22(3)	22	17
Quidel Corp. 3.250%, 12/15/20(10)	85	75
Sequenom, Inc. 5.000%, 10/1/17(10)	100	77

	PAR VALUE	VALUE

Health Care—continued
Wright Medical Group, Inc. 144A 2.000%, 2/15/20(3)(10)	$95	$ 90

		812

Industrials—0.9%
AAR Corp. Series B 2.250%, 3/1/16(10)	76	76
Aegean Marine Petroleum Network, Inc. 4.000%, 11/1/18(10)	77	61
Altra Industrial Motion Corp. 2.750%, 3/1/31(10)	115	116
Atlas Air Worldwide Holdings, Inc. 2.250%, 6/1/22(10)	76	59
Cenveo Corp. 7.000%, 5/15/17(10)	140	78
NXP Semiconductors NV 1.000%, 12/1/19(10)	78	83
Trinity Industries, Inc. 3.875%, 6/1/36(10)	194	219
Wabash National Corp. 3.375%, 5/1/18(10)	47	54

		746

Information Technology—0.9%
Allscripts Healthcare Solutions, Inc. 1.250%, 7/1/20	62	64
Bottomline Technologies de, Inc. 1.500%, 12/1/17(10)	55	60
BroadSoft, Inc. 1.500%, 7/1/18(10)	13	14
BroadSoft, Inc. 144A 1.000%, 9/1/22(3)(10)	54	57
Harmonic, Inc. 144A 4.000%, 12/1/20(3)	21	17
Integrated Device Technology, Inc. 144A 0.875%, 11/15/22(3)(10)	69	69
NetSuite, Inc. 0.250%, 6/1/18(10)	97	91
Nuance Communications, Inc. 2.750%, 11/1/31	52	52
Nuance Communications, Inc. 144A 1.000%, 12/15/35(3)	33	30

	PAR VALUE	VALUE

Information Technology—continued
Photronics, Inc. 3.250%, 4/1/19(10)	$56	$ 73
TiVo, Inc. 144A 4.000%, 3/15/16(3)(10)	62	62
Violin Memory, Inc. 4.250%, 10/1/19(10)	107	63
Workday, Inc. 0.750%, 7/15/18(10)	45	47

		699

Specialized—0.1%
Starwood Waypoint Residential Trust 3.000%, 7/1/19(10)	90	84

Utilities—0.5%
Green Plains, Inc. 3.250%, 10/1/18(10)	80	89
SolarCity Corp.
2.750%, 11/1/18	64	52
1.625%, 11/1/19(10)	71	47
Solazyme, Inc. 5.000%, 10/1/19(10)	190	86
SunEdison, Inc.
2.000%, 10/1/18	24	7
2.750%, 1/1/21	109	33
SunEdison, Inc. 144A 0.250%, 1/15/20(3)(10)	144	29
Theravance, Inc. 2.125%, 1/15/23(10)	59	41

		384

TOTAL CONVERTIBLE BONDS (Identified Cost $6,239)		5,326

LOAN AGREEMENTS—4.1%

Consumer Discretionary—1.5%
AMF Bowling Centers, Inc. Term Loan B 7.250%, 9/18/21	53	52
Ascena Retail Group, Inc. Tranche B 5.250%, 8/21/22	80	76
Caesars Entertainment Operating Company, Inc. (fka Harrah’s Operating Company, Inc.), Term Loan B-6 9.750%, 3/1/17(6)	55	48
Cowlitz Tribal Gaming Authority Term Loan B 11.500%, 12/6/21	100	94

See Notes to Schedule of Investments.

VIRTUS ALTERNATIVE TOTAL SOLUTION FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT (Continued)

JANUARY 31, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Consumer Discretionary—continued
Cumulus Media Holdings, Inc. 4.250%, 12/23/20	$41	$ 31
Gymboree Corp., The 5.000%, 2/23/18	100	53
iHeartCommunications, Inc. (fka Clear Channel Communications, Inc.) Tranche D 7.178%, 1/30/19	175	117
Indra Holdings Corp. First Lien 5.250%, 5/1/21	24	22
Mashantucket Peqout, Term Loan A 5.000%, 7/1/18	177	131
MediArena Acquisition B.V. (fka AP NMT Acquisition B.V.) First Lien Term Loan B 6.750%, 8/13/21	56	49
Mohegan Tribal Gaming Authority Term Loan B 5.500%, 6/15/18	6	6
Nine West Holdings, Inc.
4.750%, 10/8/19	31	18
6.250%, 1/8/20	119	37
Red Lobster Management LLC First Lien 6.250%, 7/28/21	89	88
Spencer Gifts LLC (Spirit Halloween Superstores LLC) Second Lien 9.250%, 6/29/22	28	28
Toys ’R’ US (Canada) Ltd. Tranche A-1 8.250%, 10/24/19	47	46
Toys ’R’ US-Delaware, Inc. Term Loan B-4 9.750%, 4/24/20	132	103
Toys ’R’ US-Delaware, Inc. Tranche A-1 8.250%, 10/24/19	58	57
Tribune Publishing Co. 5.750%, 8/4/21	114	104
Wilton Brands LLC (fka Wilton Brands, Inc.) 8.500%, 8/30/18	101	94

		1,254

	PAR VALUE	VALUE

Consumer Staples—0.2%
North Atlantic Trading Co, Inc. First Lien 8.167%, 1/13/20	$183	$182

Energy—0.2%
KCA Deutag US Finance LLC (KCA Deutag GMBH) 6.250%, 5/18/20	25	16
Longview Power LLC Term Loan B Advance 7.000%, 4/13/21	95	79
Murray Energy Corp., Term Loan B-2 7.500%, 4/16/20	99	47
Preferred Proppants, LLC 6.750%, 7/27/20	69	28

		170

Financials—0.4%
Omnitracs LLC (Coronado Holdings LLC), Second Lien 8.750%, 5/25/21	308	294
Walter Investment Management Corp., Tranche B 4.750%, 12/18/20	58	45

		339

Health Care—0.4%
Lantheus Medical Imaging 7.750%, 6/30/22	70	64
New Millennium Holdco, Inc. (Millennium Health LLC) 7.500%, 12/21/20	32	30
New MMI, Inc., Term Loan B 9.000%, 1/31/20	119	106
Onex Carestream Finance LP Second Lien 9.500%, 12/7/19	115	100
Ortho-Clinical Diagnostics Holdings Luxembourg S.À.R.L. 0.000%, 6/30/21(13)	53	47

		347

	PAR VALUE	VALUE

Industrials—0.2%
Koosharem, LLC 7.500%, 5/15/20	$94	$ 88
Photonis Technologies SAS First Lien 8.500%, 9/18/19	25	23
SK Spice S.A.R.L, Term Loan B 0.000%, 6/1/21(13)	40	43

		154

Information Technology—0.5%
BMC Software Finance, Inc. 5.000%, 9/10/20	33	27
GTCR Valor Companies, Inc. First Lien 6.000%, 5/30/21	49	49
Lanyon Solutions, Inc. (Lanyon, Inc.) Second Lien 9.500%, 11/15/21	310	277

		353

Materials—0.1%
Albaugh, LLC 6.000%, 5/31/21	51	48
Styrolution US Holding LLC First Lien Tranche B-1 6.500%, 11/7/19	52	52

		100

Utilities—0.6%
Alinta Energy Finance Pty Limited Delayed Draw 6.375%, 8/13/18	3	3
Alinta Energy Finance Pty Limited, Term Loan B 6.375%, 8/13/19	51	51
Empire Generating Co, LLC Advance Term Loan B 5.250%, 3/12/21	99	72
Empire Generating Co, LLC Advance Term Loan C 5.250%, 3/12/21	6	4
Moxie Patriot LLC Construction B-1 Advances 6.750%, 12/19/20	115	105

See Notes to Schedule of Investments.

VIRTUS ALTERNATIVE TOTAL SOLUTION FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT (Continued)

JANUARY 31, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE

Utilities—continued
Panda Temple Power, LLC Advance 7.250%, 3/6/22	$45		$ 36
Texas Competitive Electric Holdings Company, LLC (TXU) 2014 Term Loan 4.908%, 6/30/16(6)	345		102
Texas Competitive Electric Holdings Company, LLC (TXU) 2017 Term Loan 4.908%, 10/10/17(6)	230		70

			443

TOTAL LOAN AGREEMENTS
(Identified Cost $4,086)			3,342

	SHARES

PREFERRED STOCK—0.2%

Consumer Staples—0.1%
Bunge Ltd. 4.875%	605		54

Energy—0.0%
Chesapeake Energy Corp. 5.750%(14)	39		6

Financials—0.1%
JPMorgan Chase & Co.
5.150%(2)	55	(15)	52
6.000%(2)	20	(15)	20

			72

TOTAL PREFERRED STOCK
(Identified Cost $153)			132

COMMON STOCKS—20.9%

Consumer Discretionary—3.3%
AutoZone, Inc.(14)	483		371
Delphi Automotive PLC	1,605		104
Eutelsat Communications SA	4,352		141
Home Depot, Inc. (The)	948		119
Hovnanian Enterprises, Inc. Class A(14)	887		1

	SHARES	VALUE

Consumer Discretionary—continued
Iconix Brand Group, Inc.(14)	645	$ 4
JAKKS Pacific, Inc.(14)	1,205	9
Liberty Broadband Corp. Class C(14)	2,608	123
Liberty Media Corp. Class C(14)	5,250	187
Liberty Media Corp. Class A(14)	15,841	580
Liberty Ventures Class A(14)	4,005	158
Live Nation Entertainment, Inc.(14)	3,739	85
McDonald’s Corp.	2,940	364
Mohawk Industries, Inc.(14)	434	72
O’Reilly Automotive, Inc.(14)	989	258
Priceline Group, Inc. (The)(14)	18	19
SES SA	5,058	132

		2,727

Consumer Staples—0.9%
Altria Group, Inc.	1,625	99
ConAgra Foods, Inc.	3,020	126
Constellation Brands, Inc.	480	73
CVS Health Corp.	682	66
Kellogg Co.	493	36
Mondelez International, Inc. Class A	4,358	188
Reynolds American, Inc.	2,982	149

		737

Energy—2.0%
Aegean Marine Petroleum Network, Inc.	2	—	(9)
Chesapeake Energy Corp.	1,408	5
Chevron Corp.	4,442	384
Diamondback Energy, Inc.(14)	2,036	154
Halliburton Co.	5,962	189
Kinder Morgan, Inc.	2,839	47
Phillips 66	3,020	242
Schlumberger Ltd.	2,835	205
Solazyme, Inc.(14)	7,336	12
Tesoro Corp.	2,934	256
TransCanada Corp.	843	29

	SHARES	VALUE

Energy—continued
Williams Cos, Inc. (The)	5,645	$109

		1,632

Financials—0.6%
Assurant, Inc.	2,028	165
Bank of America Corp.	174	3
Chubb, Ltd.	888	100
FNF Group	2,855	92
Synchrony Financial(14)	5,265	150
Voya Financial, Inc.	25	1

		511

Health Care—2.1%
Agilent Technologies, Inc.	1,692	64
Allergan PLC(14)	210	60
ANI Pharmaceuticals, Inc.(14)	180	6
Exelixis, Inc.(10)(14)	17,102	79
Innoviva, Inc.	2,284	23
Mallinckrodt PLC(14)	6,243	363
Medivation, Inc.(14)	3,107	101
Merck & Co., Inc.	3,876	196
Mylan NV(14)	366	19
New Millennium Holdco, Inc.(12)	645	8
Pfizer, Inc.	22,364	682
Sequenom, Inc.(14)	9,807	16
Teva Pharmaceutical Industries Ltd. ADR	1,004	62

		1,679

Industrials—2.2%
Abertis Infraestructuras SA	8,885	132
Aeroports de Paris	600	68
ASTM SpA	1,700	19
Atlantia SpA	8,050	211
CSX Corp.	9,349	215
Flughafen Wien AG	220	19
Flughafen Zuerich AG	51	38
Fraport AG Frankfurt Airport Services Worldwide	1,708	104
General Electric Co.	302	9
Hubbell, Inc.	50	4
Ingersoll-Rand PLC	1,915	99
Macquarie Atlas Roads Group	12,800	39
Macquarie Infrastructure Co. LLC	3,663	246
Norfolk Southern Corp.	1,870	132

See Notes to Schedule of Investments.

VIRTUS ALTERNATIVE TOTAL SOLUTION FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT (Continued)

JANUARY 31, 2016 (Unaudited)

($ reported in thousands)

	SHARES	VALUE

Industrials—continued
Societa Iniziative Autostradali e Servizi SpA	2,450	$23
SolarCity Corp.(14)	702	25
Transurban Group	11,431	88
Union Pacific Corp.	1,700	122
Vinci SA	3,180	215
Waste Connections, Inc.	318	19

		1,827

Information Technology—7.8%
Alphabet, Inc., Class A(14)	262	199
ARM Holdings PLC ADR	12,655	545
Arris International PLC(14)	575	15
CDK Global, Inc.	6,474	285
Cognizant Technology Solutions Corp.(14)	8,981	569
CommScope Holding Co., Inc.(14)	18,768	421
CSRA, Inc.	471	13
Facebook, Inc. Class A(14)	8,912	1,000
Juniper Networks, Inc.	27,309	644
Microsoft Corp.	13,370	737
Motorola Solutions, Inc.	3,862	258
Nuance Communications, Inc.(14)	119	2
QUALCOMM, Inc.	18,075	819
SunEdison, Inc.(14)	2,882	9
TiVo, Inc.(14)	353	3
VeriFone Systems, Inc.(14)	13,166	308
VeriSign, Inc.(14)	4,285	324
Violin Memory, Inc.(14)	17,353	15
Visa, Inc. Class A	3,233	241

		6,407

Materials—0.6%
Albemarle Corp.	225	12
Ashland, Inc.	4,072	386
Cemex SAB de CV ADR(14)	1,905	9
PPG Industries, Inc.	865	82

		489

Utilities—1.4%
Ameren Corp.	200	9
AusNet Services	25,042	26
DUET Group	75,096	124

	SHARES	VALUE

Utilities—continued
Great Plains Energy, Inc.	4,150	$116
Hera SpA	10,400	29
Pennon Group PLC	7,765	98
PG&E Corp.	2,050	113
REN - Redes Energeticas Nacionais SGPS SA	6,300	19
SJW Corp.	330	11
Snam SpA	35,200	197
Spark Infrastructure Group	47,777	68
Terna Rete Elettrica Nazionale SpA	36,847	197
TerraForm Global, Inc. Class A	19,712	83
Tokyo Gas Co. Ltd.	10,000	46

		1,136

TOTAL COMMON STOCKS (Identified Cost $18,017)		17,145

RIGHTS—0.0%

Health Care—0.0%
Community Health Systems, Inc.(14)	6,335	—	(9)

TOTAL RIGHTS (Identified Cost $0)		—	(9)

MASTER LIMITED PARTNERSHIPS—8.4%

Energy—0.2%
Columbia Pipeline Partners LP	3,436	53
Tallgrass Energy Partners LP	2,284	79
Teekay Offshore Partners LP	472	2
Valero Energy Partners LP	232	10
VTTI Energy Partners LP	3,262	52

		196

Gas-Distribution—0.1%
AmeriGas Partners LP	1,286	49

Gas-Transportation—0.0%
PBF Logistics LP	1,947	35

Oil & Gas Equipment & Services—0.0%
USA Compression Partners LP	237	3

	SHARES	VALUE

Oil Components-Exploration and Production—0.7%
Antero Midstream Partners LP	5,161	$102
Summit Midstream Partners LP	25,714	484

		586

Oil-Field Services—0.4%
Archrock Partners LP	9,258	94
CrossAmerica Partners LP(10)	5,491	110
Rice Midstream Partners LP	8,746	94

		298

Pipelines—6.9%
Boardwalk Pipeline Partners LP	6,850	75
Buckeye Partners LP	8,089	471
Cheniere Energy Partners LP	4,000	95
DCP Midstream Partners LP	3,769	71
Dominion Midstream Partners LP(14)	1,817	51
Enbridge Energy Partners LP	4,706	86
Energy Transfer Partners LP	21,731	646
Energy Transfer Equity LP(10)	25,714	223
Enterprise Products Partners LP(10)	48,069	1,149
EQT Midstream Partners LP	3,460	236
Genesis Energy LP	4,454	127
Magellan Midstream Partners LP	8,902	572
MPLX LP	15,268	470
NGL Energy Partners LP	8,790	106
NuStar Energy LP	3,570	116
ONEOK Partners LP	4,736	130
PennTex Midstream Partners LP	3,432	39
Plains All American Pipeline LP	18,892	399
Plains GP Holdings LP Class A	5,781	46
Shell Midstream Partners LP	6,675	237
Sunoco Logistics Partners LP	4,317	96

See Notes to Schedule of Investments.

VIRTUS ALTERNATIVE TOTAL SOLUTION FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT (Continued)

JANUARY 31, 2016 (Unaudited)

($ reported in thousands)

	SHARES	VALUE

Pipelines—continued
Targa Resources Partners LP	6,062	$ 83
Western Gas Partners LP	132	4
Williams Partners LP	7,420	163

		5,691

Transportation-Marine—0.1%
Teekay LNG Partners Ltd.	3,343	39

TOTAL MASTER LIMITED PARTNERSHIPS
(Identified Cost $10,242)		6,897

REAL ESTATE INVESTMENT TRUSTS—6.4%

Apartments—1.5%
American Campus Communities, Inc.	2,755	116
AvalonBay Communities, Inc.	1,564	268
Camden Property Trust	3,433	262
Equity Residential	6,601	509
Essex Property Trust, Inc.	460	98

		1,253

Diversified—0.3%
American Assets Trust, Inc.	411	15
DuPont Fabros Technology, Inc.	1,232	41
Vornado Realty Trust	1,842	163

		219

Financials—0.0%
Forest City Realty Trust, Inc.(14)	170	3

Freestanding—0.1%
Spirit Realty Capital, Inc.	6,527	68

Health Care—0.5%
Care Capital Properties, Inc.	1,369	41
Medical Properties Trust, Inc.	1,104	12
National Health Investors, Inc.	536	33
Senior Housing Properties Trust	2,784	40
Ventas, Inc.	1,256	69
Welltower, Inc.	3,578	223

		418

	SHARES	VALUE

Industrial—0.3%
Duke Realty Corp.	3,079	$ 62
Prologis, Inc.	4,798	189

		251

Infrastructure—0.6%
American Tower Corp.	5,284	499

Lodging/Resort—0.4%
Host Hotels & Resorts, Inc.	4,709	65
LaSalle Hotel Properties	4,268	95
RLJ Lodging Trust	3,549	65
Sunstone Hotel Investors, Inc.	4,864	58

		283

Mortgage—0.0%
Apollo Commercial Real Estate Finance, Inc.	342	6
RAIT Financial Trust	1,167	3

		9

Office—0.7%
Boston Properties, Inc.	2,146	250
Columbia Property Trust, Inc.	1,616	36
Corporate Office Properties Trust	2,973	66
Cousins Properties, Inc.	4,197	36
Hudson Pacific Properties, Inc.	1,864	47
New York REIT, Inc.	1,587	16
Paramount Group, Inc.	3,803	63
SL Green Realty Corp.	620	60

		574

Office Property—0.0%
Gramercy Property Trust	35	—	(9)

Regional Malls—1.1%
CBL & Associates Properties, Inc.	3,718	40
General Growth Properties, Inc.	3,168	89
Simon Property Group, Inc.	3,299	615
Taubman Centers, Inc.	1,738	123

		867

	SHARES	VALUE

Self Storage—0.4%
CubeSmart	3,418	$ 107
Public Storage	651	165
Sovran Self Storage, Inc.	649	73

		345

Shopping Centers—0.3%
Brixmor Property Group, Inc.	3,100	83
DDR Corp.	5,015	86
Ramco-Gershenson Properties Trust	2,470	42
Retail Properties of America, Inc. Class A	2,789	43

		254

Timber—0.2%
Weyerhaeuser Co.	5,833	149

Warehouse/Industrial—0.0%
EastGroup Properties, Inc.	319	17

TOTAL REAL ESTATE INVESTMENT TRUSTS
(Identified Cost $5,406)		5,209

EXCHANGE-TRADED FUNDS—0.1%

Exchange Traded Funds—0.1%
iShares MSCI Mexico Capped ETF(16)	1,100	53
ProShares Short 20+ Year Treasury(14)(16)	3,050	72

		125

TOTAL EXCHANGE-TRADED FUNDS
(Identified Cost $155)		125

	CONTRACTS

PURCHASED OPTIONS—0.0%

Call Options—0.0%
Photronics, Inc. Expiring 03/18/16 Strike Price $12.50(17)	1	—	(9)

See Notes to Schedule of Investments.

VIRTUS ALTERNATIVE TOTAL SOLUTION FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT (Continued)

JANUARY 31, 2016 (Unaudited)

($ reported in thousands)

	CONTRACTS	VALUE

Put Options—0.0%
Teck Resources, Ltd. Expiring 02/19/16 Strike Price $4.00(17)	7	$ — (9)

TOTAL PURCHASED OPTIONS
(Identified Cost $0)		— (9)

TOTAL LONG TERM INVESTMENTS — 68.0%
(Identified Cost $66,197)		55,727

	SHARES

SHORT-TERM INVESTMENTS—25.6%

Money Market Mutual Funds—25.6%
BlackRock Liquidity Funds TempFund Portfolio - Institutional Shares (Seven-day effective yield 0.340%)(16)	21,000,019	21,000

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $21,000)		21,000

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT — 93.6%
(Identified Cost $87,197)		76,727 (1)

	PAR VALUE

SECURITIES SOLD SHORT—(3.8)

U.S. Government Securities—(0.1)%
United States Treasury Note/Bond 2.250%, 11/15/25	$ (51,000)	(52)

TOTAL U.S. GOVERNMENT SECURITIES
(Identified Cost $(51))		(52)

CONVERTIBLE BONDS—0.0%

Information Technology—0.0%
Priceline Group, Inc. (The) 1.000%, 3/15/18	(21,000)	(27)

TOTAL CONVERTIBLE BONDS
(Identified Cost $(28))		(27)

	SHARES	VALUE

COMMON STOCKS—(3.7)%

Consumer Discretionary—(0.3)%
Carriage Services, Inc.(18)	(2,629)	$(58)
Hovnanian Enterprises, Inc. Class A(18)(19)	(5,566)	(9)
Iconix Brand Group, Inc.(18)(19)	(3,014)	(20)
JAKKS Pacific, Inc.(18)(19)	(6,634)	(50)
LGI Homes, Inc.(18)(19)	(2,326)	(51)
Liberty Media Corp. Class A(18)(19)	(339)	(12)
Restoration Hardware Holdings, Inc.(18)(19)	(282)	(17)
Vitamin Shoppe, Inc.(18)(19)	(574)	(18)

		(235)

Consumer Staples—(0.1)%
Bunge Ltd.(18)	(335)	(21)
Unicharm Corp.(18)	(2,300)	(45)
Vector Group, Ltd.(18)	(558)	(13)

		(79)

Diversified—0.0%
Gramercy Property Trust(18)	(3,956)	(29)

Energy—(0.1)%
Alon USA Energy, Inc.(18)	(3,704)	(47)
Chesapeake Energy Corp.(18)	(2,188)	(7)
Cobalt International Energy, Inc.(18)(19)	(1,453)	(5)
Green Plains, Inc.(18)	(2,053)	(39)
Solazyme, Inc.(18)(19)	(17,438)	(29)

		(127)

Exchange Traded Funds—(1.7)%
Energy Select Sector SPDR Fund(16)(18)	(1,063)	(62)
SPDR S&P 500 ETF Trust(16)(18)	(6,580)	(1,276)
SPDR S&P Oil & Gas Exploration & Production ETF(16)(18)	(1,461)	(41)

		(1,379)

Financials—(0.2)%
AmTrust Financial Services, Inc.(18)	(899)	(51)

	SHARES	VALUE

Financials—continued
Cowen Group, Inc., Class A(18)(19)	(4,879)	$(14)
Element Financial Corp.(18)	(353)	(4)
Encore Capital Group, Inc.(18)(19)	(523)	(12)
Forest City Realty Trust, Inc. Class A(18)(19)	(1,971)	(39)
PRA Group, Inc.(18)(19)	(525)	(15)

		(135)

Health Care—(0.5)%
Aceto Corp.(18)	(920)	(21)
Alere, Inc.(18)(19)	(86)	(3)
Allscripts Healthcare Solutions, Inc.(18)(19)	(2,224)	(30)
ANI Pharmaceuticals, Inc.(18)(19)	(655)	(21)
Clovis Oncology, Inc.(18)(19)	(442)	(9)
Exelixis, Inc.(18)(19)	(27,265)	(126)
Hologic, Inc.(18)(19)	(83)	(3)
Innoviva, Inc.	(3,886)	(39)
Ironwood Pharmaceuticals, Inc.(18)(19)	(1,742)	(16)
Molina Healthcare, Inc.(18)(19)	(511)	(28)
Novavax, Inc.(18)(19)	(3,688)	(19)
PDL BioPharma, Inc.(18)	(708)	(2)
PTC Therapeutics, Inc.(18)(19)	(294)	(7)
Quidel Corp.(18)(19)	(1,039)	(18)
Sequenom, Inc.(18)(19)	(16,705)	(27)
Wright Medical Group NV(18)	(1,745)	(35)

		(404)

Industrials—(0.4)%
Aegean Marine Petroleum Network, Inc.(18)	(2,098)	(15)
Altra Industrial Motion Corp.(18)	(2,159)	(48)
Atlas Air Worldwide Holdings, Inc.(18)(19)	(606)	(22)
Cenveo, Inc.(18)(19)	(9,467)	(5)
Integrated Device Technology, Inc.(18)(19)	(1,237)	(32)
Navistar International Corp.(18)(19)	(306)	(2)
SolarCity Corp.(18)(19)	(1,629)	(58)

See Notes to Schedule of Investments.

VIRTUS ALTERNATIVE TOTAL SOLUTION FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT (Continued)

JANUARY 31, 2016 (Unaudited)

($ reported in thousands)

	SHARES	VALUE

Industrials—continued
Trinity Industries, Inc.(18)	(4,384)	$(94)
Wabash National Corp.(18)(19)	(2,236)	(25)

		(301)

Information Technology—(0.4)%
Blucora, Inc.(18)(19)	(1,310)	(11)
Bottomline Technologies de, Inc.(18)(19)	(1,154)	(33)
BroadSoft, Inc.(18)(19)	(1,091)	(37)
Harmonic, Inc.(18)(19)	(2,330)	(8)
MercadoLibre, Inc.(18)	(261)	(26)
NetSuite, Inc.(18)(19)	(231)	(16)
Nuance Communications, Inc.(18)(19)	(950)	(17)
NXP Semiconductors NV(18)	(356)	(27)
Photronics, Inc.(18)(19)	(3,684)	(44)
SunEdison, Inc.(18)(19)	(13,680)	(43)
Violin Memory, Inc.(18)(19)	(17,353)	(15)
WebMD Health Corp.(18)(19)	(743)	(38)
Workday, Inc., Class A(18)(19)	(267)	(17)

		(332)

Mortgage—0.0%
Apollo Commercial Real Estate Finance, Inc.(18)	(513)	(8)
Redwood Trust, Inc.(18)	(326)	(4)

		(12)

Residential—0.0%
American Residential Properties, Inc.(18)	(1,519)	(25)
Colony Starwood Homes(18)	(407)	(9)

		(34)

TOTAL COMMON STOCKS
(Proceeds $(3,549))		(3,067)

TOTAL SECURITIES SOLD SHORT — (3.8)%
(Proceeds $(3,628))		(3,146)	(1)

VALUE

TOTAL INVESTMENTS NET OF SECURITIES SOLD SHORT — 89.8%
(Identified Cost $83,569)	$73,581
Other assets and liabilities, net — 10.2%	8,386

NET ASSETS — 100.0%	$81,967

Footnote Legend:

(1)      Federal Income Tax Information: For tax information at January 31, 2016, see Note 5 Federal Income Tax Information in the Notes to Schedule of Investments and Securities Sold Short.

(2)      Variable or step coupon security; interest rate shown reflects the rate in effect at January 31, 2016.

(3)      Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2016, these securities amounted to a value of $10,058 or 12.3% of net assets.

(4)      Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.

(5)      This note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.

(6)      Security in default, interest payments are being received during the bankruptcy proceedings.

(7)      86% of the income received was in cash and 14% in PIK.

(8)      Security in default, no interest payments are being received.

(9)      Amount is less than $500.

(10)    All or a portion segregated as collateral for securities sold short.

(11)    100% of the income received was in cash.

(12)    Illiquid security. At January 31, 2016, these securities amounted to a value of $71 or 0.1% of net assets.

(13)     This loan will settle after January 31, 2016, at which time the interest rate, based on the London Interbank Offered Rate (“LIBOR”) and the agreed upon spread on trade date, will be known.

(14)    Non-income producing.

(15)    Amount shown is par value.

(16)    These Funds are public funds and the prospectus and annual reports are publicly available.

(17)    Strike price not reported in thousands.

(18)    The Fund is contractually responsible to the lender for any dividends payable and interest accrued on securities while those securities are in a short position. These dividends and interest are recorded as an expense of the Fund.
(19)	No dividend expense on security sold short.

Abbreviations:
ADR	American Depositary Receipt
CBT	Chicago Board of Trade
CLO	Collateralized Loan Obligation
ETF	Exchange Traded Fund
ICE	Intercontinental Exchange
LLC	Limited Liability Company
LP	Limited Partnership
PIK	Payment in Kind
PLC	Public Limited Company
REIT	Real Estate Investment Trusts
S&P	Standard & Poor’s
SPDR	Standard & Poor’s Depositary Receipt

Currencies:
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	European Currency Unit
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
NZD	New Zealand Dollar
USD	United States Dollar

Country Weightings (Unaudited)†

United States	85%
United Kingdom	3
Canada	1
Luxembourg	1
Italy	1
Argentina	1
Netherlands	1
Ireland	1
Australia	1
France	1
Mexico	1
Marshall Islands	1
Other	2

Total	100%

† % of total investments, net of securities sold short, as of January 31, 2016.

See Notes to Schedule of Investments.

VIRTUS ALTERNATIVE TOTAL SOLUTION FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT (Continued)

JANUARY 31, 2016 (Unaudited)

($ reported in thousands)

Futures contracts as of January 31, 2016 were as follows:

Issue	Expiration	Contracts Purchased/(Sold)	Notional Value	Unrealized Appreciation/(Depreciation)
Cac40 10 Euro Future	February 2016	(2)	$(96)	$ (1)
Brent Crude Future	February 2016	(2)	(72)	(12)
Hang Seng Index Future	February 2016	(2)	(253)	(5)
EURO-BOBL Future	March 2016	1	143	1
Euro-Bund Future	March 2016	11	1,947	28
Dollar Index	March 2016	2	199	1
LME Copper Future	March 2016	2	228	7
LME Copper Future	March 2016	(5)	(571)	18
LME Primary Aluminum Futures	March 2016	1	38	1
LME Primary Aluminum Futures	March 2016	(9)	(341)	(8)
LME Zinc	March 2016	2	81	2
LME Zinc	March 2016	(6)	(243)	(10)
Soybean Future	March 2016	(7)	(309)	—(a)
Cocoa Future	March 2016	6	172	(19)
Corn Future	March 2016	(11)	(205)	4
Soybean Meal Future	March 2016	(3)	(82)	—(a)
Wheat Future (CBT)	March 2016	(9)	(216)	12
DJIA E-Mini (CBT)	March 2016	(2)	(164)	(2)
Euro STOXX 50	March 2016	(5)	(164)	7
NASDAQ 100 E-Mini	March 2016	2	171	—(a)
Russell 2000 E-Mini Index	March 2016	(3)	(309)	5
S&P 500 E-Mini Future	March 2016	(1)	(97)	(2)
FTSE 100 Index Future	March 2016	(2)	(171)	(1)
Soybean Oil Future	March 2016	3	56	(1)
Gasoline RBOB Future	March 2016	(1)	(48)	3
NY Harbor/Heating Oil	March 2016	(2)	(91)	2
Canada 10-Year Bond Future	March 2016	16	1,631	15
Gas Oil Future (ICE)	March 2016	(2)	(62)	4
KC HRW Wheat Future	March 2016	(2)	(47)	—(a)
Long Gilt Future	March 2016	2	343	5
Natural Gas Future	March 2016	(6)	(138)	—(a)
Silver Futures	March 2016	(5)	(356)	(2)
U.S. 10-Year Treasury Note (CBT)	March 2016	10	1,296	9
U.S. Long Bond (CBT)	March 2016	3	483	10
WTI Crude Future	March 2016	(1)	(34)	2
Gold 100 Ounce Future	April 2016	(6)	(670)	(10)
Coffee ’C’ Future	May 2016	(1)	(44)	—(a)
Sugar #11 (World)	July 2016	6	88	(3)
3-Month Euro Euribor	June 2017	78	21,191	22
90 Days Euro Bond	June 2017	75	18,563	14
90 Days Sterling Bond	June 2017	37	6,541	22

Total				$ 118

Footnote Legend:

(a)	Amount is less than $500.

See Notes to Schedule of Investments.

VIRTUS ALTERNATIVE TOTAL SOLUTION FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT (Continued)

JANUARY 31, 2016 (Unaudited)

($ reported in thousands)

Forward foreign currency exchange contracts as of January 31, 2016 were as follows:

Currency Purchased	Value	Currency Sold	Value	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

AUD*	194	USD	135	Bank of America N.A.	3/18/16	$ 2
AUD*	424	USD	303	Bank of America N.A.	3/18/16	(4)
CAD*	873	USD	616	Bank of America N.A.	3/18/16	7
CAD*	144	USD	106	Bank of America N.A.	3/18/16	(3)
CHF*	132	USD	131	Bank of America N.A.	3/18/16	(2)
EUR*	2	USD	2	Bank of America N.A.	3/18/16	— (a)
EUR*	708	USD	777	Bank of America N.A.	3/18/16	(9)
EUR*	201	USD	221	JPMorgan Chase Bank N.A.	3/16/16	(3)
EUR	45	USD	49	JPMorgan Chase Bank N.A.	4/04/16	— (a)
EUR	5	USD	5	The Bank Of New York Mellon	3/15/16	— (a)
GBP*	53	USD	77	Bank of America N.A.	3/18/16	(2)
GBP*	312	USD	454	Bank of America N.A.	3/18/16	(9)
JPY*	4,593	USD	38	Bank of America N.A.	3/18/16	— (a)
JPY*	149,549	USD	1,258	Bank of America N.A.	3/18/16	(22)
MXN*	887	USD	48	Bank of America N.A.	3/18/16	1
MXN*	47	USD	3	Bank of America N.A.	3/18/16	— (a)
NZD*	493	USD	329	Bank of America N.A.	3/18/16	(11)
NZD*	747	USD	500	Bank of America N.A.	3/18/16	(17)
USD*	283	AUD	400	Bank of America N.A.	3/18/16	— (a)
USD*	365	AUD	526	Bank of America N.A.	3/18/16	(6)
USD*	1,288	CAD	1,767	Bank of America N.A.	3/18/16	27
USD*	224	CAD	316	Bank of America N.A.	3/18/16	(1)
USD*	1,297	CHF	1,281	Bank of America N.A.	3/18/16	44
USD*	880	EUR	803	Bank of America N.A.	3/18/16	9
USD*	1,374	EUR	1,266	Bank of America N.A.	3/18/16	1
USD*	1,998	GBP	1,332	Bank of America N.A.	3/18/16	100
USD*	183	GBP	123	Bank of America N.A.	3/18/16	7
USD*	695	JPY	82,116	Bank of America N.A.	3/18/16	16
USD*	847	JPY	101,810	Bank of America N.A.	3/18/16	5
USD*	569	MXN	9,784	Bank of America N.A.	3/18/16	32
USD*	29	MXN	527	Bank of America N.A.	3/18/16	— (a)
USD*	395	NZD	612	Bank of America N.A.	3/18/16	— (a)
USD*	345	NZD	536	Bank of America N.A.	3/18/16	(1)
USD	228	EUR	201	JPMorgan Chase Bank N.A.	3/16/16	10
USD	329	EUR	292	JPMorgan Chase Bank N.A.	4/06/16	12
USD	42	EUR	37	JPMorgan Chase Bank N.A.	7/25/16	1
USD	402	EUR	365	JPMorgan Chase Bank N.A.	7/25/16	5
USD	84	EUR	76	The Bank Of New York Mellon	3/15/16	1

Total						$ 190

Footnote Legend:

(a)	Amount is less than $500.
*	Non deliverable forward. See Notes to Schedules of Investments and Securities Sold Short.

See Notes to Schedule of Investments.

VIRTUS ALTERNATIVE TOTAL SOLUTION FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT (Continued)

JANUARY 31, 2016 (Unaudited)

($ reported in thousands)

Over-the-counter credit default swap- buy protection(1) outstanding as of January 31, 2016 was as follows:

Reference Entity	Counterparty	Fixed Pay Rate	Expiration Date	Notional Amount(2)		Market Value	Premiums (Received)	Unrealized Appreciation (Depreciation)

Mitsui O.S.K. Lines, Ltd.	JPMorgan Chase Bank N.A.	1%	12/20/20	19,000	JPY	$15	$ 5	$10
Standard Euro Finance Corp.	JPMorgan Chase Bank N.A.	1%	12/20/20	590	EUR	61	49	12

Total						$76	$54	$22

Over-the-counter credit default swap- sell protection(3) outstanding as of January 31, 2016 was as follows:

Reference Entity	Counterparty	Fixed Receive Rate	Expiration Date	Notional Amount(2)		Market Value	Premiums (Received)	Unrealized Appreciation (Depreciation)

Standard Euro Finance Corp.	JPMorgan Chase Bank N.A.	1%	12/20/20	590	EUR	$(16)	$(10)	$(6)

Total						$(16)	$(10)	$(6)

(1) If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

(2) The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

The table that follows shows the undiscounted maximum potential payment by the Fund related to selling credit protection in credit default swaps:

Type of Reference Asset of which the Fund Sold Protection	Total Maximum Potential Payments for Selling Credit Protection (Undiscounted)	Amount Recoverable*	Reference Asset Rating Range**
Standard Euro Finance Corp.	590 EUR	$ —	A+

* The Fund has no amounts recoverable from related purchased protection. In addition, the Fund has no recourse provisions under the credit derivatives and holds collateral which can offset or reduce potential payments under a triggering event.

** The period end reference asset security ratings, as rated by any rating organization, are included in the equivalent Standard & Poor’s rating category. The reference asset rating represents the likelihood of a potential credit event on the reference asset which would result in a related payment by the Fund.

See Notes to Schedule of Investments.

VIRTUS ALTERNATIVE TOTAL SOLUTION FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT (Continued)

JANUARY 31, 2016 (Unaudited)

($ reported in thousands)

Over-the-counter total return swap outstanding as of January 31, 2016 was as follows:

Reference Entity	Floating Rate(a)	Counterparty#	Expiration Date	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)

Bank of Ireland	1-month Euribor	Bank Of America N.A.	5/06/17	7	EUR	$ (1)	$ —	$ (1)
Bggroup PLC	Federal Funds Effective Rate	Morgan Stanley	12/16/17	388	USD	2	—	2
iBoxx USD Liquid High Yield Index	3-month LIBOR	JPMorgan Chase Bank N.A.	3/20/16	330	USD	13	—	13
iBoxx USD Liquid High Yield Index	3-month LIBOR	JPMorgan Chase Bank N.A.	3/20/16	130	USD	4	—	4
iBoxx USD Liquid High Yield Index	3-month LIBOR	JPMorgan Chase Bank N.A.	3/20/16	95	USD	4	—	4
Reckitt Benckiser Group	Federal Funds Effective Rate	Morgan Stanley	12/16/17	212	USD	1	—	1
Safran SA	Federal Funds Effective Rate	Morgan Stanley	5/13/17	662	USD	1	—	1
Total SA	Federal Funds Effective Rate	Morgan Stanley	8/26/17	104	USD	— (b)	—	— (b)

Total						$ 24	$ —	$ 24

Footnote Legend:

(a)	The Fund pays the floating rate (+/- a spread) and receives the total return of the reference entity.
(b)	Amount is less than $500.
#	May be comprised of multiple contracts with the same counterparty, floating rate and expiration date.

Over-the-counter total return basket swap(a) outstanding at January 31, 2016 was as follows:

Counterparty	Description	Notional	Termination Date	Value

Morgan Stanley	The Fund pays the total return on a portfolio of short positions and receives the Federal Funds Effective Rate (+/- a spread), which is denominated in U.S. Dollars based on the local currencies of the positions within the swap. The portfolio consists of about 200 short positions in U.S. Equities and ADRs which are diversified across all sectors and have a market cap restricted to the top 700 positions in the Russell 3000. There are no embedded fees.	(10,096)	7/27/17	$(11)

Footnote Legend:

(a) Net payment made at reset date.

See Notes to Schedule of Investments.

VIRTUS ALTERNATIVE TOTAL SOLUTION FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT (Continued)

JANUARY 31, 2016 (Unaudited)

($ reported in thousands)

The following table provides a summary of inputs used to value the Fund’s investments as of January 31, 2016 (See Security Valuation Note 1B in the Notes to Schedule of Investments and Securities Sold Short):

	Total Value at January 31, 2016	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Foreign Government Securities	$ 1,098	$ —	$ 1,098	$ —
Municipal Bonds	222	—	222	—
Mortgaged-Backed Securities	34	—	34	—
Asset-Backed Securities	313	—	313	—
Corporate Bonds	15,884	—	15,884	—
Convertible Bonds	5,326	—	5,324	2
Loan Agreements	3,342	—	2,947	395
Equity Securities:
Preferred Stock	132	60	72	—
Common Stocks	17,145	15,093	2,044	8
Rights	—(a)	—(a)	—	—
Master Limited Partnerships	6,897	6,897	—	—
Real Estate Investment Trusts	5,209	5,209	—	—
Exchange-Traded Funds	125	125	—	—
Short-Term Investments	21,000	21,000	—	—
Purchased Options	—(a)	—	—(a)	—
Futures Contracts	194	194	—	—
Foreign Currency Exchange Contracts	288	—	288	—
Over-the-Counter Credit Default Swaps	76	—	76	—
Over-the-Counter Total Return Swap	25	—	25	—

Total Assets	77,310	48,578	28,327	405

Liabilities:
Securities Sold Short	(3,146)	(3,022)	(124)	—
Futures Contracts	(76)	(76)	—	—
Foreign Currency Exchange Contracts	(98)	—	(98)	—
Over-the Counter Credit Default Swaps	(16)	—	(16)	—
Over-the-Counter Total Return Swap	(1)	—	(1)	—
Over-the-Counter Total Return Basket Swap	(11)	—	(11)	—

Total Liabilities	$(3,348)	$(3,098)	$ (250)	$ —

Footnote Legend:

(a)	Amount is less than $500.

Securities held by the Fund with an end of period value of $1,643 were transferred from Level 1 to Level 2 based on our valuation procedures for non-US securities: There were no transfers from Level 2 to Level 1 related to securities held as of January 31, 2016. (See Note 1B in the Schedule of Investments and Securities Sold Short).

See Notes to Schedule of Investments.

VIRTUS ALTERNATIVE TOTAL SOLUTION FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT (Concluded)

JANUARY 31, 2016 (Unaudited)

($ reported in thousands)

The following is a reconciliation of assets of the Fund for Level 3 investments which significant unobservable inputs were used to determine fair value.

	Total	Foreign Government Securities	Corporate Bonds	Convertible Bonds	Loan Agreements	Common Stocks
Investments in Securities
Balance as of October 31, 2015	$ 397	$ 174	$ 147	$ —	$ 76	$ —
Accrued discount/(premium)	— (a)	— (a)	—	—	— (a)	—
Realized gain (loss)	(74)	(71)	(3)	—	—	—
Change in unrealized appreciation (depreciation)(b)	67	75	— (a)	—	(14)	6
Purchases	16	—	—	—	14	2
Sales	(321)	(178)	(143)	—	—	—
Transfers into Level 3(c)	321 (d)	—	—	2	319 (d)	—
Transfers from Level 3(c)	—	—	—	—	—	—
Paydowns	(1)	—	(1)	—	—	—

Balance as of January 31, 2016	$ 405	$ —	$ —	$ 2	$ 395	$ 8

Footnote Legend:

(a)	Amount is less than $500.

(b)	Included in the related net change in unrealized appreciation (depreciation) in the Statements of Operations. The change in unrealized appreciation (depreciation) on investments still held as of January 31, 2016 was $(8).

(c)	“Transfers into and/or from” represent the ending value as of January 31, 2016, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.

(d)	The transfers are due to a decrease in trading activites at period end.

None of the securities in this table are internally fair valued. The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information inputs could result in a significantly lower or higher value of Level 3 investments.

See Notes to Schedule of Investments.

VIRTUS CREDIT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

JANUARY 31, 2016 (Unaudited)

($ are reported in thousands)

	PAR VALUE		VALUE

FOREIGN GOVERNMENT SECURITIES—2.0%
Argentine Republic Government International Bond 8.280%, 12/31/33(2)	1,402	EUR	$ 1,584
Hellenic Republic Government Bond 3.000%, 2/24/42(3)	500	EUR	283

TOTAL FOREIGN GOVERNMENT SECURITIES
(Identified Cost $1,700)			1,867

CORPORATE BONDS—32.2%

Consumer Discretionary—9.6%
Caesars Entertainment Operating Co., Inc. 11.250%, 6/1/17(4)	2,000		1,458
CCOH Safari LLC 144A 5.750%, 2/15/26(5)	385		384
Cequel Communi- cations Holdings I LLC / Cequel Capital Corp. 144A 5.125%, 12/15/21(5)	1,000		908
Claire’s Stores, Inc. 144A 9.000%, 3/15/19(5)	1,000		602
Clear Channel Worldwide Holdings, Inc. 7.625%, 3/15/20	500		414
iHeartCommuni- cations, Inc. PIK Capitalization, 2.00% Interest, 12.00% Capitalization 14.000%, 2/1/21(6)	505		129
Intelsat Jackson Holdings SA 7.250%, 10/15/20	1,000		865
LBI Media, Inc. 144A 10.000%, 4/15/19(5)	3,000		2,891
Lee Enterprises, Inc./IA 144A 9.500%, 3/15/22(5)	1,500		1,399

			9,050

Consumer Staples—0.5%
Dole Food Co., Inc. 144A 7.250%, 5/1/19(5)	500		491

	PAR VALUE	VALUE

Energy—3.5%
Citgo Holding, Inc. 144A 10.750%, 2/15/20(5)(7)	$2,359	$ 2,273
Sabine Pass LNG LP 7.500%, 11/30/16(7)	1,000	1,038

		3,311

Financials—4.3%
Air Lease Corp. 2.625%, 9/4/18	170	167
Corrections Corp. of America REIT 5.000%, 10/15/22	30	31
Lehman Brothers Holdings, Inc.
0.000%, 5/25/99(2)(3)	10,000	838
0.000%, 7/20/99(2)	20,000	2,221
0.000%, 11/16/99(2)	10,000	842

		4,099

Health Care—2.8%
Emdeon, Inc. 144A 6.000%, 2/15/21(5)	445	413
Endo, Ltd. / Endo Finance LLC / Endo Finco, Inc. 144A 6.000%, 7/15/23(5)	200	202
HealthSouth Corp. 144A 5.750%, 11/1/24(5)	50	49
Valeant Pharmaceuticals International, Inc. 144A 6.750%, 8/15/18(5)	2,000	1,995

		2,659

Industrials—1.7%
Builders FirstSource, Inc. 144A 10.750%, 8/15/23(5)	665	626
TransDigm, Inc. 6.500%, 7/15/24	1,000	983

		1,609

Information Technology—3.9%
Advanced Micro Devices, Inc. 7.000%, 7/1/24	500	313
Altegrity, Inc. 144A 9.500%, 7/1/19(5)	2,706	2,300
First Data Corp. 144A 5.750%, 1/15/24(5)	210	209

	PAR VALUE	VALUE

Information Technology—continued
Nortel Networks, Ltd. 0.000%, 7/15/16(2)	$1,000	$ 900

		3,722

Materials—3.6%
Hexion, Inc. / Hexion Nova Scotia Finance ULC 9.000%, 11/15/20	375	144
Momentive Performance Materials, Inc.
3.880%, 10/24/21(7)	1,000	678
4.690%, 4/24/22	1,000	522
New Enterprise Stone & Lime Co., Inc. PIK 13.000%, 3/15/18(8)	2,060	2,112

		3,456

Telecommunication Services—1.3%
Level 3 Communi- cations, Inc. 5.750%, 12/1/22	500	516
Sprint Capital Corp. 6.875%, 11/15/28	1,000	665

		1,181

Utilities—1.0%
Calpine Corp. 5.750%, 1/15/25(7)	1,000	903

TOTAL CORPORATE BONDS
(Identified Cost $33,200)		30,481

CONVERTIBLE BONDS—1.8%

Information Technology—1.8%
Nortel Networks Corp. 2.125%, 4/15/34(2)(7)	2,000	1,703

TOTAL CONVERTIBLE BONDS
(Identified Cost $1,800)		1,703

LOAN AGREEMENTS—11.1%

Consumer Discretionary—1.9%
Affinion Group, Inc., Second Lien 8.500%, 10/31/18	2,000	1,679
Charter Communi- cations Operating, LLC (aka CCO Safari LLC) 3.500%, 1/24/23	119	119

		1,798

See Notes to Schedule of Investments.

VIRTUS CREDIT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

JANUARY 31, 2016 (Unaudited)

($ are reported in thousands)

	PAR VALUE	VALUE

Consumer Staples—5.0%
Hostess Brands LLC, Second Lien Term Loan B 8.500%, 8/3/23	$2,920	$2,854
Sun Products Corporation, The (fka Huish Detergents Inc.), Tranche B 5.500%, 3/23/20	2,000	1,919

		4,773

Utilities—4.2%
Energy Future Intermediate Holding Company LLC (EFIH Finance Inc.) 4.250%, 6/19/16(4)	4,000	3,990

TOTAL LOAN AGREEMENTS
(Identified Cost $10,873)		10,561

CLAIMS—0.6%

Financials—0.6%
Lehman Brothers Trade Claim (2)(9)	10,000	582

TOTAL CLAIMS
(Identified Cost $540)		582

	SHARES

COMMON STOCKS—0.0%

Energy—0.0%
Cheniere Energy, Inc.(9)	1,000	30

TOTAL COMMON STOCKS
(Identified Cost $32)		30

	CONTRACTS

PURCHASED OPTIONS—0.1%

Put Options—0.1%
Russell 2000 Index Expiring 02/19/16 Strike price $1,130(10)	10	96

TOTAL PURCHASED OPTIONS
(Identified Cost $42)		96

TOTAL LONG TERM INVESTMENTS — 47.8%
(Identified Cost $48,187)		45,320

	SHARES	VALUE

SHORT-TERM INVESTMENTS—47.6%

Money Market Mutual Funds—47.6%
BlackRock Liquidity Funds TempFund Portfolio - Institutional Shares (Seven-day effective yield 0.340%)(11)	45,090,478	$45,090

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $45,091)		45,090

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT — 95.4%
(Identified Cost $93,278)		$90,410	(1)

SECURITIES SOLD SHORT—(6.1)%

Exchange Traded Funds—(6.1)%
SPDR S&P 500 ETF Trust(11)(12)	(30,000)	(5,816)

TOTAL SECURITIES SOLD SHORT
(Proceeds $5,677)		(5,816	)(1)

TOTAL INVESTMENTS NET OF SECURITIES SOLD SHORT — 89.3%
(Identified Cost $87,601)		$84,594
Other assets and liabilities, net — 10.7%		10,182

NET ASSETS — 100.0%		$94,776

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at January 31, 2016, see Note 5 Federal Income Tax Information in the Notes to Schedule of Investments and Securities Sold Short.

(2)	Security in default, no interest payments are being received.

(3)	Variable or step coupon security; interest rate shown reflects the rate in effect at January 31, 2016.

(4)	Security in default, interest payments are being received during the bankruptcy proceedings.

(5)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2016, these securities amounted to a value of $14,744 or 15.6% of net assets.

(6)	86% of the income received was in cash and 14% in PIK.

(7)	All or a portion segregated as collateral for securities sold short.

(8)	54% of the income received was in cash and 46% in PIK.

(9)	Non-income producing.

(10)	Strike price not reported in thousands.

(11)	These Funds are public funds and the prospectus and annual reports are publicly available.

(12)	The Fund is contractually responsible to the lender for any dividends payable and interest accrued on securities while those securities are in a short position. These dividends and interest are recorded as an expense of the Fund.

Abbreviations:
LLC	Limited Liability Company
PIK	Payment in Kind
REIT	Real Estate Investment Trust

Currencies:
EUR	European Currency Unit
KRW	South Korean Won
TWD	New Taiwan Dollar

Country Weightings (Unaudited)†
United States	91%
Canada	6
Argentina	2
Luxembourg	1
Total	100%
†% of total investments, net of securities sold short as of January 31, 2016.

See Notes to Schedule of Investments.

VIRTUS CREDIT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

JANUARY 31, 2016 (Unaudited)

($ are reported in thousands)

Forward foreign currency exchange contracts as of January 31, 2016 were as follows:

Currency Purchased	Value	Currency Sold	Value	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	2,500	USD	2,730	JPMorgan Chase Bank N.A.	3/09/16	$ (19)
USD	2,719	EUR	2,500	JPMorgan Chase Bank N.A.	3/09/16	8
USD	542	EUR	500	JPMorgan Chase Bank N.A.	3/22/16	— (a)
USD	1,000	KRW	1,187,000	JPMorgan Chase Bank N.A.	4/05/16	12
USD	1,000	TWD	32,950	JPMorgan Chase Bank N.A.	4/06/16	11
USD	3,223	EUR	3,000	JPMorgan Chase Bank N.A.	5/12/16	(37)

Total						$ (25)

Footnote Legend:

(a)	Amount is less than $500.

Over-the-counter credit default swaps- buy protection(1) outstanding as of October 31, 2015 was as follows:

Reference Entity	Counterparty	Fixed Pay Rate	Expiration Date	Notional Amount(2)		Value	Premiums Paid	Unrealized Appreciation (Depreciation)

Casino Guichard Perrachon	JPMorgan Chase Bank N.A.	1%	12/20/20	8,000	EUR	$ 1,245	$ 671	$ 574
Grupo Isolux Corsan Financial	JPMorgan Chase Bank N.A.	5%	9/20/20	1,000	EUR	693	483	210

Total						$ 1,938	$1,154	$ 784

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

The following table provides a summary of input used to value the Fund’s investment as of January 31, 2016 ( See Security Valuation Note 1B in the Notes to Schedule of Investments):

	Total Value at January 31, 2016	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Foreign Government Securities	$ 1,867	$ —	$ 1,867	$ —
Corporate Bonds	30,481	—	29,639	842
Convertible Bonds	1,703	—	1,703	—
Loan Agreements	10,561	—	10,561	—
Claims	582	—	582	—
Common Stocks	30	30	—	—
Purchase Options	96	—	96
Short-Term Investments	45,090	45,090	—	—
Foreign currency exchange contracts	31	—	31	—
Over the Counter Credit Default Swaps	1,938	—	1,938	—

Total Assets	$ 92,379	$ 45,120	$46,417	$842

Liabilities:
Exchange Traded Funds	(5,816)	(5,816)	—	—
Foreign currency exchange contracts	(56)	—	(56)	—

Total Liabilities	$ (5,872)	$ (5,816)	$ (56)	—

There were no transfers between Level 1 and Level 2 related to securities held as of January 31, 2016.

See Notes to Schedule of Investments.

VIRTUS CREDIT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Concluded)

JANUARY 31, 2016 (Unaudited)

($ are reported in thousands)

The following is a reconciliation of assets of the Fund for Level 3 investments which significant unobservable inputs were used to determine fair value.

	Total	Corporate Bonds
Investments in Securities
Balance as of October 31, 2015	$ —	$ —
Accrued discount/(premium)	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)	—	—
Purchases	—	—
Sales	—	—
Transfers into Level 3(a)	842	842
Transfers from Level 3(a)	—	—
Paydowns	—	—

Balance as of January 31, 2016	$842	$842

Footnote Legend:

(a)	“Transfers into and/or from” represent the ending value as of January 31, 2016, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.

The transfers are due to a decrease in trading activities at period end.

None of the securities in this table are internally fair valued. The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information inputs could result in a significantly lower or higher value of Level 3 investments.

See Notes to Schedule of Investments.

VIRTUS MULTI-STRATEGY TARGET RETURN FUND

SCHEDULE OF INVESTMENTS

JANUARY 31, 2016 (Unaudited)

($ are reported in thousands)

	PAR VALUE		VALUE

FOREIGN GOVERNMENT SECURITIES—11.1%
Italy Buoni Poliennali Del Tesoro 5.000%, 9/1/40	3,392	EUR	$ 5,357
Korea Treasury Bond 2.250%, 6/10/25	5,791,540	KRW	4,943

TOTAL FOREIGN GOVERNMENT SECURITIES
(Identified Cost $10,064)			10,300

MORTGAGED-BACKED SECURITIES—1.9%

Non-Agency—1.9%
Government National Mortgage Association
3.383%, 3/16/56(2)	$146		138
3.479%, 3/16/56(2)	185		177
3.001%, 7/16/57(2)	1,368		1,204
3.000%, 8/16/57(2)	201		174

			1,693

TOTAL MORTGAGED-BACKED SECURITIES
(Identified Cost $1,620)			1,693

	SHARES

EXCHANGE-TRADED FUNDS—6.7%

Exchange Traded Funds—6.7%
Consumer Staples Select Sector SPDR Fund(3)	85,251		4,327
iShares MSCI Emerging Markets Small-Cap ETF(3)	49,500		1,886

			6,213

TOTAL EXCHANGE-TRADED FUNDS
(Identified Cost $6,135)			6,213

	CONTRACTS

PURCHASED OPTIONS—4.4%

Call Options—4.0%

Call USD 1,000 versus Put CNY 6,500 Expiring 10/13/16 Strike price $6.50(4)	10,000		53

Call USD 1,000 versus Put CNY 6,850 Expiring 01/10/17 Strike price $6.85(4)	10,000		38

	CONTRACTS	VALUE

Call Options—continued
Call USD 1,000 versus Put JPY 106,760 Expiring 01/28/21 Strike price $106.76(4)	10,000	$ 96
Call USD 1,000 versus Put ZAR 3,930 Expiring 01/31/18 Strike price $3.93(4)	10,000	40
Call USD 1,750 versus Put CNY 11,550 Expiring 11/21/16 Strike price $6.60(4)	17,500	85
Call USD 12,450 versus Put CNY 84,230 Expiring 08/22/16 Strike price $6.77(4)	124,500	350
Call USD 2,300 versus Put CNY 15,962 Expiring 01/18/17 Strike price $6.94(4)	23,000	79
Call USD 2,400 versus Put CNY 16,464 Expiring 01/30/17 Strike price $6.86(4)	24,000	94
Call USD 2,400 versus Put CNY 16,488 Expiring 01/24/17 Strike price $6.87(4)	24,000	91
Call USD 220 versus Put INR 16,643 Expiring 10/13/16 Strike price $75.65(4)	2,200	3
Call USD 250 versus Put INR 19,213 Expiring 01/10/17 Strike price $76.85(4)	2,500	4
Call USD 270 versus Put JPY 29,192 Expiring 10/13/20 Strike price $108.12(4)	2,700	24
Call USD 3,000 versus Put INR 222,000 Expiring 07/21/16 Strike price $74.00(4)	30,000	24
Call USD 350 versus Put INR 27,447 Expiring 01/27/17 Strike price $78.42(4)	3,500	5

	CONTRACTS	VALUE

Call Options—continued
Call USD 400 versus Put JPY 42,360 Expiring 01/06/21 Strike price $105.90(4)	4,000	$ 40
Call USD 400 versus Put ZAR 1,592 Expiring 01/10/18 Strike price $3.93(4)	4,000	15
Call USD 430 versus Put INR 32,839 Expiring 11/21/16 Strike price $76.37(4)	4,300	6
Call USD 5,100 versus Put JPY 551,718 Expiring 10/02/20 Strike price $108.18(4)	51,000	462
Call USD 5,450 versus Put ZAR 20,983 Expiring 11/15/17 Strike price $3.85(4)	54,500	218
Call USD 550 versus Put INR 43,038 Expiring 01/25/17 Strike price $78.25(4)	5,500	8
Call USD 550 versus Put INR 43,087 Expiring 01/30/17 Strike price $78.34(4)	5,500	8
Call USD 550 versus Put ZAR 2,178 Expiring 01/29/18 Strike price $3.96(4)	5,500	21
Call USD 650 versus Put ZAR 2,522 Expiring 11/22/17 Strike price $3.88(4)	6,500	25
Call USD 700 versus Put JPY 76,216 Expiring 11/19/20 Strike price $108.88(4)	7,000	61
Call USD 740 versus Put JPY 78,292 Expiring 01/19/21 Strike price $105.80(4)	7,400	74
Call USD 750 versus Put JPY 79,838 Expiring 01/27/21 Strike price $106.45(4)	7,500	73

See Notes to Schedule of Investments.

VIRTUS MULTI-STRATEGY TARGET RETURN FUND

SCHEDULE OF INVESTMENTS (Continued)

JANUARY 31, 2016 (Unaudited)

($ are reported in thousands)

	CONTRACTS	VALUE

Call Options—continued
Call USD 900 versus Put ZAR 3,555 Expiring 01/24/18 Strike price $3.95(4)	9,000	$ 35
Euro Stoxx 50 Expiring 12/20/19 Strike price $3,800.00(4)	369	564
Nikkei Future Index Expiring 12/11/20 Strike price $20,000.00(4)	81	1,144

		3,740

Put Options—0.4%
Put EUR 200 versus Call USD 206 Expiring 11/19/20 Strike price $1.03(4)	2,000	10
Put EUR 275 versus Call USD 292 Expiring 10/30/20 Strike price $1.06(4)	2,750	16
Put EUR 3,450 versus Call USD 3,692 Expiring 06/30/20 Strike price $1.07(4)	34,500	208
Put EUR 360 versus Call USD 371 Expiring 11/19/20 Strike price $1.03(4)	3,600	18
Put EUR 520 versus Call USD 541 Expiring 01/18/21 Strike price $1.04(4)	5,200	28
Put EUR 650 versus Call USD 683 Expiring 01/28/21 Strike price $1.05(4)	6,500	37
Put EUR 700 versus Call USD 728 Expiring 01/26/21 Strike price $1.04(4)	7,000	38

		355

TOTAL PURCHASED OPTIONS
(Identified Cost $3,714)		4,095

PURCHASED SWAPTIONS—1.2%

Put Swaptions—1.2%
15-Year GBP Interest Rate Swap Expiring 01/20/31 Strike price $3.60(4)	120	62

	CONTRACTS	VALUE

Put Swaptions—continued
15-Year GBP Interest Rate Swap Expiring 01/28/31 Strike price $3.60(4)	80	$ 59
15-Year USD Interest Rate Swap Expiring 01/21/31 Strike price $3.85(4)	260	119
15-Year USD Interest Rate Swap Expiring 01/28/31 Strike price $3.85(4)	220	101
15-Year USD Interest Rate Swap Expiring 11/30/30 Strike price $3.85(4)	220	102
30-Year GBP Interest Rate Swap Expiring 07/22/30 Strike price $3.60(4)	320	165
30-Year GBP Interest Rate Swap Expiring 10/14/30 Strike price $3.60(4)	30	15
30-Year GBP Interest Rate Swap Expiring 11/20/30 Strike price $3.60(4)	50	25
30-Year USD Interest Rate Swap Expiring 07/22/30 Strike price $3.85(4)	1,000	465

		1,113

TOTAL PURCHASED SWAPTIONS
(Identified Cost $1,248)		1,113

TOTAL LONG TERM INVESTMENTS — 25.3%
(Identified Cost $22,781)		23,414

	SHARES

SHORT-TERM INVESTMENTS—65.0%

Money Market Mutual Funds—65.0%
BlackRock Liquidity Funds TempFund Portfolio - Institutional Shares (Seven-day effective yield 0.340%)(3)	60,247,774	60,248

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $60,248)		60,248

		VALUE
TOTAL INVESTMENTS, BEFORE WRITTEN OPTIONS — 90.3%
(Identified Cost $83,029)		83,662 (1)

	CONTRACTS

WRITTEN OPTIONS—(1.3)%

Call Options—(1.3)%
Call EUR 140 versus Put USD 162 Expiring 11/19/20 Strike price $1.16(4)	(1,400)	(17)
Call EUR 185 versus Put USD 220 Expiring 10/30/20 Strike price $1.19(4)	(1,850)	(20)
Call EUR 2,300 versus Put USD 2,760 Expiring 06/30/20 Strike price $1.20(4)	(23,000)	(211)
Call EUR 230 versus Put USD 267 Expiring 11/19/20 Strike price $1.16(4)	(2,300)	(27)
Call EUR 350 versus Put USD 410 Expiring 01/18/21 Strike price $1.17(4)	(3,500)	(42)
Call EUR 430 versus Put USD 507 Expiring 01/28/21 Strike price $1.18(4)	(4,300)	(50)
Call EUR 470 versus Put USD 550 Expiring 01/26/21 Strike price $1.17(4)	(4,700)	(56)
Call INR 14,443 versus Put USD 220 Expiring 10/13/16 Strike price $65.65(4)	(2,200)	(16)
Call USD 1,000 versus Put CNY 7,020 Expiring 10/13/16 Strike price $7.02(4)	(10,000)	(23)
Call USD 1,000 versus Put CNY 7,400 Expiring 01/10/17 Strike price $7.40(4)	(10,000)	(20)
Call USD 1,750 versus Put CNY 12,478 Expiring 11/21/16 Strike price $7.13(4)	(17,500)	(40)

See Notes to Schedule of Investments.

VIRTUS MULTI-STRATEGY TARGET RETURN FUND

SCHEDULE OF INVESTMENTS (Continued)

JANUARY 31, 2016 (Unaudited)

($ are reported in thousands)

	CONTRACTS	VALUE

Call Options—continued
Call USD 12,450 versus Put CNY 90,970 Expiring 08/22/16 Strike price $7.31(4)	(124,500)	$(146)
Call USD 2,300 versus Put CNY 17,227 Expiring 01/18/17 Strike price $7.49(4)	(23,000)	(43)
Call USD 2,400 versus Put CNY 17,784 Expiring 01/30/17 Strike price $7.41(4)	(24,000)	(50)
Call USD 2,400 versus Put CNY 17,808 Expiring 01/24/17 Strike price $7.42(4)	(24,000)	(49)
Call USD 250 versus Put INR 16,713 Expiring 01/10/17 Strike price $66.85(4)	(2,500)	(18)
Call USD 3,000 versus Put INR 192,000 Expiring 07/21/16 Strike price $64.00(4)	(30,000)	(249)
Call USD 350 versus Put INR 23,870 Expiring 01/27/17 Strike price $68.20(4)	(3,500)	(22)
Call USD 430 versus Put INR 28,561 Expiring 11/21/16 Strike price $66.42(4)	(4,300)	(30)
Call USD 550 versus Put INR 37,400 Expiring 01/25/17 Strike price $68.00(4)	(5,500)	(35)
Call USD 550 versus Put INR 37,477 Expiring 01/30/17 Strike price $68.14(4)	(5,500)	(35)

		(1,199)

TOTAL WRITTEN OPTIONS
(Proceeds $(1,100))		(1,199	)(1)

VALUE
TOTAL INVESTMENTS NET OF WRITTEN OPTIONS — 89.0%
(Identified Cost $81,929)	$82,463
Other assets and liabilities, net — 11.0%	10,200

NET ASSETS — 100.0%	$92,663

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at January 31, 2016, see Note 5 Federal Income Tax Information in the Notes to Schedule of Investments and Securities Sold Short.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at January 31, 2016.
(3)	These Funds are public funds and the prospectus and annual reports are publicly available.
(4)	Strike price not reported in thousands.

Abbreviations:
ETF	Exchange Traded Fund
S&P	Standard & Poor’s
SPDR	Standard & Poor’s Depositary Receipt

Currencies:
AUD	Australian Dollar
CNY	Chinese Yuan
EUR	European Currency Unit
GBP	British Pound
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
SGD	Singapore Dollar
USD	United States Dollar
ZAR	South African Rand

Country Weightings (Unaudited)†
United States	83%
Italy	7
Korea	6
Other	4
Total	100%
†% of total investments, net of written options, as of January 31, 2016.

See Notes to Schedule of Investments.

VIRTUS MULTI-STRATEGY TARGET RETURN FUND

SCHEDULE OF INVESTMENTS (Continued)

JANUARY 31, 2016 (Unaudited)

($ are reported in thousands)

Futures contracts as of January 31, 2016 were as follows:

Issue	Expiration	Contracts Purchased/(Sold)	Notional Value	Unrealized Appreciation (Depreciation)
DAX Index Future	March 2016	10	$ 2,642	$ (143)
Euro-BTP Future	March 2016	(74)	(11,218)	(54)
Euro-Bund Future	March 2016	(26)	(4,601)	(63)
Hang Seng Index Future	March 2016	22	2,781	(188)
Russell 2000 E-Mini Index	March 2016	(80)	(8,251)	348
S&P 500 E-Mini Future	March 2016	95	9,168	(320)

Total				$(420)

Forward foreign currency exchange contracts as of January 31, 2016 were as follows:

Currency Purchased	Value	Currency Sold	Value	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR*	1,125	USD	1,222	Goldman Sachs & Co.	3/23/16	$(1)
EUR*	550	USD	599	Citibank	3/23/16	(2)
JPY*	31,500	USD	268	Nomura Global Financial Products, Inc.	3/23/16	(8)
USD*	3,040	AUD	4,187	Citibank	3/23/16	84
USD*	480	AUD	678	Citibank	3/23/16	1
USD*	380	AUD	544	Goldman Sachs & Co.	3/23/16	(4)
USD*	365	AUD	529	Citibank	3/23/16	(8)
USD*	200	AUD	279	Nomura Global Financial Products, Inc.	3/23/16	3
USD*	3,512	EUR	3,200	Citibank	3/23/16	40
USD*	1,943	EUR	1,770	Citibank	3/23/16	22
USD*	1,235	EUR	1,125	Citibank	3/23/16	14
USD*	633	EUR	580	Citibank	3/23/16	4
USD*	612	EUR	560	Nomura Global Financial Products, Inc.	3/23/16	5
USD	598	EUR	550	Citibank	3/23/16	2
USD*	333	GBP	220	Citibank	3/23/16	19
USD*	778	JPY	92,000	BNP Paribas	3/23/16	17
USD*	442	JPY	53,500	BNP Paribas	3/23/16	(1)
USD*	3,460	KRW	4,097,441	Nomura Global Financial Products, Inc.	3/23/16	47
USD*	705	KRW	850,000	Citibank	3/23/16	(3)
USD*	648	KRW	783,000	BNP Paribas	3/23/16	(4)
USD*	3,040	MXN	52,197	Nomura Global Financial Products, Inc.	3/23/16	173
USD*	480	MXN	8,813	Citibank	3/23/16	(4)
USD*	380	MXN	7,070	BNP Paribas	3/23/16	(8)
USD*	365	MXN	6,671	BNP Paribas	3/23/16	(1)
USD*	200	MXN	3,486	Citibank	3/23/16	9
USD*	3,035	SGD	4,270	BNP Paribas	3/23/16	41
USD*	1,700	SGD	2,450	Goldman Sachs & Co.	3/23/16	(17)
USD*	720	SGD	1,028	Citibank	3/23/16	(1)
USD*	660	SGD	952	Citibank	3/23/16	(8)
USD*	380	SGD	544	Citibank	3/23/16	(1)
USD*	200	SGD	286	Citibank	3/23/16	(1)

Total						$409

Footnote Legend:

* Non deliverable forward. See Notes to Schedules of Investments and Securities Sold Short.

See Notes to Schedule of Investments.

VIRTUS MULTI-STRATEGY TARGET RETURN FUND

SCHEDULE OF INVESTMENTS (Continued)

JANUARY 31, 2016 (Unaudited)

($ are reported in thousands)

Over-the-counter inflation swaps outstanding as of January 31, 2016 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)

1.385%(a)	CPI Urban Consumer NSA	Nomura Global Financial Products, Inc.	1/22/21	1,300	USD	$(4)	$ —	$(4)
1.470%(a)	CPI Urban Consumer NSA	Citibank	2/01/21	1,600	USD	1	—	1
1.565%(a)	CPI Urban Consumer NSA	Nomura Global Financial Products, Inc.	11/24/20	1,200	USD	8	—	8
1.655%(b)	CPI Urban Consumer NSA	Nomura Global Financial Products, Inc.	1/22/26	1,300	USD	23	—	23
1.735%(b)	CPI Urban Consumer NSA	Citibank	2/01/26	1,600	USD	17	—	17
1.760%(a)	CPI Urban Consumer NSA	Nomura Global Financial Products, Inc.	7/23/20	5,250	USD	98	—	98
1.905%(b)	CPI Urban Consumer NSA	Nomura Global Financial Products, Inc.	11/24/25	1,200	USD	(24)	—	(24)
2.0675%(b)	CPI Urban Consumer NSA	Nomura Global Financial Products, Inc.	7/23/25	5,250	USD	(214)	—	(214)

Total						$(95)	$ —	$(95)

Footnote Legend:

(a)	Fund pays floating rate and received the fixed rate.
(b)	Fund pays the fixed rate and receives floating rate.

Centrally cleared interest rate swaps outstanding as of January 31, 2016 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)

0.4825%(a)	GBP-WMBA-SONIA 1-Year	JPMorgan Chase Bank N.A.	1/29/18	5,050	GBP	$ —	$ —	$ —
0.553%(a)	GBP-WMBA-SONIA 1-Year	JPMorgan Chase Bank N.A.	1/26/18	5,500	GBP	(14)	—	(14)
0.570%(a)	GBP-WMBA-SONIA 1-Year	JPMorgan Chase Bank N.A.	1/18/18	5,000	GBP	(16)	—	(16)
0.598%(a)	GBP-WMBA-SONIA 1-Year	JPMorgan Chase Bank N.A.	1/19/18	12,100	GBP	(47)	—	(47)
0.730%(a)	GBP-WMBA-SONIA 1-Year	JPMorgan Chase Bank N.A.	12/09/17	21,000	GBP	(166)	—	(166)

Total						$(243)	$ —	$(243)

Footnote Legend:

(a)	Fund pays the fixed rate and receives the floating rate.

See Notes to Schedule of Investments.

VIRTUS MULTI-STRATEGY TARGET RETURN FUND

SCHEDULE OF INVESTMENTS (Continued)

JANUARY 31, 2016 (Unaudited)

($ are reported in thousands)

Over-the-counter interest rate swaps outstanding as of January 31, 2016 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount			Value		Premiums Paid (Received)	Unrealized Appreciation (Depreciation)

3.196%(a)	6-Month AUD-BBR-BBSW	Goldman Sachs & Co.	1/21/26	3,000		AUD	$ —	(b)	$ —	$ — (b)
3.253%(a)	6-Month AUD-BBR-BBSW	Citibank	1/29/26	2,350		AUD	4		—	4
3.575%(a)	6-Month AUD-BBR-BBSW	Goldman Sachs & Co.	11/23/25	2,600		AUD	31		—	31
3.870%(a)	6-Month AUD-BBR-BBSW	Nomura Global Financial Products, Inc.	7/24/25	990	(c)	AUD	22		—	22
3.955%(a)	6-Month AUD-BBR-BBSW	Nomura Global Financial Products, Inc.	7/22/25	11,500	(c)	AUD	283		—	283
6.400%(a)	28-Day MXN TIIE	Deutsche Bank AG	1/25/22	36,700		MXN	—		—	—
6.575%(a)	28-Day MXN TIIE	Deutsche Bank AG	1/19/22	42,700		MXN	13		—	13
6.690%(a)	28-Day MXN TIIE	Citibank	1/11/22	48,100		MXN	23		—	23
6.705%(a)	28-Day MXN TIIE	Deutsche Bank AG	11/16/21	25,700		MXN	16		—	16
6.855%(a)	28-Day MXN TIIE	Deutsche Bank AG	7/14/21	150,000	(c)	MXN	172		—	172
6.890%(a)	28-Day MXN TIIE	Deutsche Bank AG	7/16/21	40,000	(c)	MXN	48		—	48

Total							$612		$ —	$612

Footnote Legend:

(a)	Fund pays the floating rate and receives the fixed rate.
(b)	Amount is less than $500.
(c)	Represents interest rate swaps whose effective date of commencement of accruals and cash flows occur subsequent to January 31, 2016.

Over-the-counter variance swaps outstanding as of January 31, 2016 were as follows:

Reference Entity	Variance Strike Price	Counterparty	Expiration Date	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)

DJ Euro Stoxx 50(a)	$ 27.88	BNP Paribas	12/15/17	116	EUR	$ 131	$ —	$131
DJ Euro Stoxx 50(a)	27.75	BNP Paribas	12/16/16	56	EUR	(42)	—	(42)
S&P 500 Composite Stock Price Index(b)	22.25	BNP Paribas	12/18/17	10	USD	(7)	—	(7)
DJ Euro Stoxx 50(a)	24.25	BNP Paribas	12/17/17	9	EUR	39	—	39

Total						$121	$ —	$121

Footnote Legend:

(a)	Fund pays the fixed strike price and receives the variance payment.
(b)	Fund pays the variance payment and receives the fixed strike price.

Over-the-counter total return swaps outstanding as of January 31, 2016 were as follows:

Reference Entity	Floating Rate(a)	Counterparty	Expiration Date	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)

Consumer Discretionary Select Sector	1-Month LIBOR	Citibank	12/16/16	1,687	USD	$ (55)	$ —	$ (55)
Consumer Discretionary Select Sector	1-Month LIBOR	Citibank	12/21/16	455	USD	(5)	—	(5)
Consumer Discretionary Select Sector	1-Month LIBOR	Citibank	12/16/16	214	USD	(7)	—	(7)
Consumer Discretionary Select Sector	1-Month LIBOR	Citibank	12/16/16	120	USD	(3)	—	(3)
SPDR S&P Biotech ETF	3-Month LIBOR	BNP Paribas	9/26/16	606	USD	167	—	167
SPDR S&P Biotech ETF	3-Month LIBOR	BNP Paribas	4/19/16	225	USD	21	—	21
SPDR S&P Biotech ETF	3-Month LIBOR	BNP Paribas	4/29/16	150	USD	9	—	9

Total						$127	$ —	$127

Footnote Legend:

(a)	The Fund pays the floating rate (+/- a spread) and receives the total return of the reference entity.

See Notes to Schedule of Investments.

VIRTUS MULTI-STRATEGY TARGET RETURN FUND

SCHEDULE OF INVESTMENTS (Concluded)

JANUARY 31, 2016 (Unaudited)

($ are reported in thousands)

The following table provides a summary of inputs used to value the Fund’s investments as of January 31, 2016 (See Security Valuation Note 1B in the Notes to Schedule of Investments and Securities Sold Short):

	Total Value at January 31, 2016	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Securities:
Foreign Government Securities	$ 10,300	$ —	$ 10,300
Mortgaged-Backed Securities	1,693	—	1,693
Equity Securities:
Exchange-Traded Funds	6,213	6,213	—
Purchased Options	4,095	1,708	2,387
Purchased Swaptions	1,113	—	1,113
Short-Term Investments	60,248	60,248	—
Futures Contracts	348	348	—
Foreign Currency Exchange Contracts	481	—	481
Over-the-Counter Inflation Swap	147	—	147
Over-the-Counter Interest Rate Swap	612	—	612
Over-the-Counter Variance Swap	170	—	170
Over-the-Counter Total Return Swaps	197	—	197

Total Assets	85,617	68,517	17,100

Liabilities:
Written Options	(1,199)	—	(1,199)
Futures Contracts	(768)	(768)	—
Foreign Currency Exchange Contracts	(72)	—	(72)
Over-the-Counter Inflation Swap	(242)	—	(242)
Centrally Cleared Interest Rate Swap	(243)	—	(243)
Over-the-Counter Variance Swap	(49)	—	(49)
Over-the-Counter Total Return Swap	(70)	—	(70)

Total Liabilities	$ (2,643)	$ (768)	$ (1,875)

There were no transfers between level 1 and level 2 related to securities held at January 31, 2016.

There are no Level 3 (significant unobservable input) priced securities.

See Notes to Schedule of Investments.

VIRTUS SELECT MLP AND ENERGY FUND

SCHEDULE OF INVESTMENTS

JANUARY 31, 2016 (Unaudited)

($ are reported in thousands)

	SHARES	VALUE

MASTER LIMITED PARTNERSHIPS AND RELATED COMPANIES—92.7%

Diversified—15.9%
Enterprise Products Partners LP	3,000	$ 72
Kinder Morgan, Inc.	15,500	255
MPLX LP	2,071	64
ONEOK, Inc.	3,200	80
Williams Cos, Inc. (The)	5,200	100
Williams Partners LP	1,600	35

		606

Downstream/Other—6.6%
Cheniere Energy, Inc.(2)	1,800	54
Marathon Petroleum Corp.	1,000	42
Phillips 66	1,000	80
Tesoro Corp.	850	74

		250

Electric, LDC & Power—15.2%
Dominion Resources, Inc.	2,300	166
NextEra Energy Partners LP	3,900	105
NextEra Energy, Inc.	1,300	145
Sempra Energy	1,700	161

		577

Exchange Traded Funds—1.8%
JPMorgan Alerian MLP Index ETN(3)	2,600	67

Gathering/Processing—10.6%
Antero Midstream Partners LP	2,800	56
EnLink Midstream LLC	7,200	91
EQT GP Holdings LP	4,000	86
Rice Midstream Partners LP	3,300	35
Targa Resources Corp.	4,000	90
Western Gas Partners LP	1,400	46

		404

Marine Shipping—4.5%
Gaslog Partners LP	6,000	86
Knot Offshore Partners LP	4,000	56
Teekay Corp.	4,000	27

		169

Natural Gas Pipelines—13.6%
Columbia Pipeline Group, Inc.	7,000	130

	SHARES	VALUE

Natural Gas Pipelines—continued
Dominion Midstream Partners LP(2)	2,000	$ 56
Energy Transfer Partners LP	2,200	65
Spectra Energy Corp.	5,200	143
Tallgrass Energy GP LP	8,000	124

		518

Petroleum Transportation & Storage—24.5%
Enbridge Energy Management LLC(2)	8,246	144
Enbridge, Inc.	4,800	166
Genesis Energy LP	2,000	57
Magellan Midstream Partners LP	1,000	64
Plains GP Holdings LP Class A	9,200	74
SemGroup Corp. Class A	1,500	33
Shell Midstream Partners LP	2,400	86
Sunoco Logistics Partners LP	3,600	80
Tesoro Logistics LP	1,000	44
Valero Energy Partners LP	1,400	62
VTTI Energy Partners LP	7,700	123

		933

TOTAL MASTER LIMITED PARTNERSHIPS AND RELATED COMPANIES
(Identified Cost $4,728)		3,524

TOTAL LONG TERM INVESTMENTS — 92.7%
(Identified Cost $4,728)		3,524

SHORT-TERM INVESTMENTS—9.9%

Money Market Mutual Funds—9.9%
BlackRock Liquidity Funds TempFund Portfolio - Institutional Shares (Seven-day effective yield 0.340%)(3)	376,748	377

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $377)		377

	VALUE

TOTAL INVESTMENTS — 102.6%
(Identified Cost $5,105)	$ 3,901	(1)

Other assets and liabilities, net — (2.6)%	(99)

NET ASSETS — 100.0%	$ 3,802

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at January 31, 2016, see Note 5 Federal Income Tax Information in the Notes to Schedule of Investments and Securities Sold Short.
(2)	Non-income producing.
(3)	These Funds are public funds and the prospectus and annual reports are publicly available.

Abbreviations:
ETN	Exchange Traded Note
LLC	Limited Liability Company
LP	Limited Partnership

Country Weightings (Unaudited)†
United States	88%
United Kingdom	5
Canada	4
Monaco	2
Bermuda	1
Total	100%

Ownership Structure (Unaudited)†,††
Midstream MLP	23%
Pure Play General Partner	22
Embedded General Partners	19
MLP Affiliates & Other	11
Foreign LP	7
Major Midstream Companies	7
Cash & Other	11
Total	100%
† % of total investments, as of January 31, 2016.

See Notes to Schedule of Investments.

VIRTUS SELECT MLP AND ENERGY FUND

SCHEDULE OF INVESTMENTS (Concluded)

JANUARY 31, 2016 (Unaudited)

($ are reported in thousands)

†† Midstream MLPs are publicly traded limited partnerships and limited liability companies that are treated as partnerships for federal income tax purposes and operate and own assets used in transporting, storing, gathering, processing, treating, or marketing of natural gas, natural gas liquids, crude oil, and refined products. Foreign LPs are offshore entities organized as partnerships or limited liability companies but elect to be treated as corporations for U.S. federal income tax purposes. MLP Affiliates & Other consist of iShares/LLCs and Yieldcos. iShares/LLCs are limited liability companies which hold investments in limited partner interests and issue distributions in the form of additional shares, also known as paid-in-kind (PIK) distributions.Yieldcos are entities structured similar to an MLP but without possession of assets that would qualify for pass-through tax treatment and thus are not treated as partnerships for federal income tax purposes. Pure-Play GPs are general partners of MLPs structured as C-corporations for federal income tax purposes with either direct economic incentive distribution rights to an underlying MLP or direct ownership in an affiliated general partner entity. Embedded GPs are general partners of MLPs structured as C-corporations for federal income tax purposes with ownership in other assets beyond sole economic interests in an MLP.

The following table provides a summary of inputs used to value the Fund’s investments as of January 31, 2016 (See Security Valuation Note 1B in the Notes to Schedule of Investments and Securities Sold Short):

	Total Value at January 31, 2016	Level 1 Quoted Prices
Assets:
Equity Securities:
Master Limited Partnerships and Related Companies	$ 3,524	$ 3,524
Short-Term Investments	377	377

Total Assets	$ 3,901	$ 3,901

There were no transfers between level 1 and level 2 related to securities held at January 31, 2016.

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

See Notes to Schedule of Investments.

VIRTUS STRATEGIC INCOME FUND

SCHEDULE OF INVESTMENTS

JANUARY 31, 2016 (Unaudited)

($ are reported in thousands)

	PAR VALUE		VALUE

U.S. GOVERNMENT SECURITIES—2.7%

Agency—2.0%
FNMA 3.000%, 12/1/45	$568		$ 579

Non-Agency—0.7%
United States Treasury Notes 0.500%, 8/31/16(2)	200		200

TOTAL U.S. GOVERNMENT SECURITIES
(Identified Cost $777)			779

FOREIGN GOVERNMENT SECURITIES—2.6%
Argentine Republic Government International Bond 8.280%, 12/31/33(3)	84	EUR	95
Dominican Republic International Bond 144A 6.875%, 1/29/26(4)	100		101
El Salvador Government International Bond 144A 6.375%, 1/18/27(4)	125		100
Mexico Government International Bond 4.125%, 1/21/26	200		200
Peruvian Government International Bond 4.125%, 8/25/27	65		65
Sri Lanka Government International Bond 144A 6.000%, 1/14/19(4)	200		196

TOTAL FOREIGN GOVERNMENT SECURITIES
(Identified Cost $793)			757

MUNICIPAL BONDS—0.4%

Illinois—0.4%
State of Illinois, Series A 5.000%, 6/1/19	100		109

TOTAL MUNICIPAL BONDS
(Identified Cost $106)			109

	PAR VALUE	VALUE

MORTGAGED-BACKED SECURITIES—13.3%

Agency—2.3%
American Homes 4 Rent 14-SFR2, C 144A 4.705%, 10/17/36(4)	$280	$ 273
American Homes 4 Rent 15-SFR2, C 144A 4.691%, 10/17/45(4)	100	99
Home Equity Loan Trust 07-HSA3, AI4 6.110%, 6/25/37(5)	135	138
Structured Asset Securities Corp. Pass-Through Certificates Series 02-AL1, A3 3.450%, 2/25/32	30	30
VOLT XXII LLC 15-NPL4, A1 144A 3.500%, 2/25/55(4)(5)	62	61
VOLT XXXI LLC 15-NPL2, A1 144A 3.375%, 2/25/55(4)(5)	85	84

Non-Agency—11.0%
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 03-AR3, M4 5.050%, 6/25/33(5)	100	94
Banc of America Mortgage Trust 04-11, 5A1 6.500%, 8/25/32	121	122
Bear Stearns Commercial Mortgage Securities Trust 07-PW15, AM 5.363%, 2/11/44	50	51
Citigroup Mortgage Loan Trust, Inc. 03-UP3, A2 7.000%, 9/25/33	41	43
Citigroup Mortgage Loan Trust, Inc. 04-UST1, A3 2.311%, 8/25/34(5)	14	14
Credit Suisse Commercial Mortgage Trust 07-C5, A1AM 5.870%, 9/15/40(5)	100	91

	PAR VALUE	VALUE

Non-Agency—continued
CSMC Mortgage-Backed Trust 06-8, 3A1 6.000%, 10/25/21	$59	$ 57
DBUBS Mortgage Trust 11-LC3A, D 144A 5.625%, 8/10/44(4)(5)	200	204
FNMA Connecticut Avenue Securities 14-C02, 2M2 3.027%, 5/25/24(5)	350	304
FREMF Mortgage Trust 15-K720, B 144A 3.506%, 7/25/22(4)(5)	60	54
GMACM Mortgage Loan Trust 03-AR1, A5 3.319%, 10/19/33(5)	103	104
GMACM Mortgage Loan Trust 05-AR2, 2A 3.198%, 5/25/35(5)	105	99
GSR Mortgage Loan Trust 05-5F, B1 5.751%, 6/25/35(5)	193	187
GSR Mortgage Loan Trust 06-1F, 2A4 6.000%, 2/25/36	82	73
GSR Mortgage Loan Trust 07-1F, 2A2 5.500%, 1/25/37	21	20
Hilton USA Trust 13-HLT, EFX 144A 5.609%, 11/5/30(4)(5)	250	250
JP Morgan Mortgage Trust 14-1, 2A2 144A 3.500%, 1/25/44(4)(5)	99	101
MASTR Adjustable Rate Mortgages Trust 05-1, 3A1 2.714%, 2/25/35(5)	129	117
MASTR Alternative Loan Trust 04-6, 7A1 6.000%, 7/25/34	126	128
MASTR Reperforming Loan Trust 05-1, 1A5 144A 8.000%, 8/25/34(4)	51	54

See Notes to Schedule of Investments.

VIRTUS STRATEGIC INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

JANUARY 31, 2016 (Unaudited)

($ are reported in thousands)

	PAR VALUE	VALUE

Non-Agency—continued
Morgan Stanley Bank of America Merrill Lynch Trust 15-C26, C 4.412%, 11/15/48(5)	$100	$ 95
NAAC Reperforming Loan REMIC Trust Certificates 04-R3, A1 144A 6.500%, 2/25/35(4)	99	100
New Residential Mortgage Loan Trust 14-1A, A 144A 3.750%, 1/25/54(4)(5)	117	120
Residential Asset Securitization Trust 05-A1, A3 5.500%, 4/25/35	248	252
Structured Asset Securities Corp. Mortgage Pass-Through Certificates 03-34A, 6A 2.786%, 11/25/33(5)	78	76
VOLT XXIX LLC 14-NP10, A1 144A 3.375%, 10/25/54(4)(5)	188	185
VOLT XXXVII LLC 15-NP11, A1 144A 3.625%, 7/25/45(4)(5)	94	93
WinWater Mortgage Loan Trust 14-3, A4 144A 3.500%, 11/20/44(4)(5)	121	123

TOTAL MORTGAGED-BACKED SECURITIES
(Identified Cost $3,950)		3,896

ASSET-BACKED SECURITIES—6.3%
Arbys Funding LLC 15-1A, A2 144A 4.969%, 10/30/45(4)	85	87
AVANT Loans Funding Trust 15-A, A 144A 4.000%, 8/16/21(4)	91	90
Carnow Auto Receivables Trust 14-1A, D 144A 4.160%, 11/15/18(4)	250	248
Citi Held For Asset Issuance 15-PM3, B 144A 4.310%, 5/16/22(4)	100	99

	PAR VALUE	VALUE

ASSET-BACKED SECURITIES—continued
Domino’s Pizza Master Issuer LLC 12-1A, A2 144A 5.216%, 1/25/42(4)	$89	$ 92
Drive Auto Receivables Trust 15-AA, D 144A 4.120%, 6/15/22(4)	130	131
DT Auto Owner Trust 15-3A, C 144A 3.250%, 7/15/21(4)	85	85
Exeter Automobile Receivables Trust 14-2A, C 144A 3.260%, 12/16/19(4)	100	99
Exeter Automobile Receivables Trust 14-3A, D 144A 5.690%, 4/15/21(4)	125	124
Exeter Automobile Receivables Trust 15-1A, C 144A 4.100%, 12/15/20(4)	125	124
Exeter Automobile Receivables Trust 15-2A, C 144A 3.900%, 3/15/21(4)	130	129
Foursight Capital Automobile Receivables Trust 14-1, B 144A 3.560%, 11/22/21(4)	250	254
Leaf Receivables Funding 10 LLC 15-1, E2 144A 6.000%, 6/15/23(4)	100	96
U-Haul S Fleet LLC 10-BT1A, 1 144A 4.899%, 10/25/23(4)	110	112
Wendys Funding LLC 15-1A, A2II 144A 4.080%, 6/15/45(4)	80	80

TOTAL ASSET-BACKED SECURITIES
(Identified Cost $1,854)		1,850

CORPORATE BONDS—57.8%

Consumer Discretionary—11.3%
Aramark Services, Inc. 144A 5.125%, 1/15/24(4)	45	47
Argos Merger Sub, Inc. 144A 7.125%, 3/15/23(4)	145	146
Boyd Gaming Corp. 9.000%, 7/1/20	75	79

	PAR VALUE	VALUE

Consumer Discretionary—continued
6.875%, 5/15/23	$65	$ 66
CalAtlantic Group, Inc. 5.875%, 11/15/24	55	57
CCO Holdings LLC / CCO Holdings Capital Corp. 144A 5.125%, 5/1/23(4)	100	100
CCO Safari II LLC 144A 4.908%, 7/23/25(4)	40	40
CCOH Safari LLC 144A 5.750%, 2/15/26(4)	115	115
Cequel Communications Holdings I LLC / Cequel Capital Corp. 144A 5.125%, 12/15/21(4)	105	95
5.125%, 12/15/21(4)	45	41
Churchill Downs, Inc. 144A 5.375%, 12/15/21(4)	35	35
Clear Channel Worldwide Holdings, Inc. 7.625%, 3/15/20	110	91
CSC Holdings LLC 5.250%, 6/1/24	65	57
Delphi Automotive PLC 3.150%, 11/19/20	90	90
DISH DBS Corp. 5.000%, 3/15/23	120	105
Hyundai Capital America 144A 3.000%, 10/30/20(4)	100	101
iHeartCommunications, Inc. 9.000%, 12/15/19	50	34
Intelsat Jackson Holdings SA 5.500%, 8/1/23	95	76
Jarden Corp. 144A 5.000%, 11/15/23(4)	35	36
Landry’s, Inc. 144A 9.375%, 5/1/20(4)	175	186
Lennar Corp. 4.500%, 6/15/19	100	103
4.875%, 12/15/23	30	30
M/I Homes, Inc. 144A 6.750%, 1/15/21(4)	55	54
MDC Holdings, Inc. 5.500%, 1/15/24	95	94
Meritor, Inc. 6.750%, 6/15/21	95	84

See Notes to Schedule of Investments.

VIRTUS STRATEGIC INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

JANUARY 31, 2016 (Unaudited)

($ are reported in thousands)

	PAR VALUE	VALUE

Consumer Discretionary—continued
MGM Resorts International 6.000%, 3/15/23(2)	$130	$ 130
Mohegan Tribal Gaming Authority 144A 9.750%, 9/1/21(4)	25	25
MPG Holdco I, Inc. 7.375%, 10/15/22	60	58
NCL Corp.Ltd. 144A 4.625%, 11/15/20(4)	45	44
New York University 4.142%, 7/1/48	25	24
Omega US Sub LLC 144A 8.750%, 7/15/23(4)	115	104
Party City Holdings, Inc. 144A 6.125%, 8/15/23(4)	10	10
Penn National Gaming, Inc. 5.875%, 11/1/21	70	68
Pinnacle Entertainment, Inc. 6.375%, 8/1/21	150	160
RCN Telecom Services LLC / RCN Capital Corp. 144A 8.500%, 8/15/20(4)	95	96
Sally Holdings LLC / Sally Capital, Inc. 5.625%, 12/1/25	50	52
Scientific Games International, Inc. 144A 7.000%, 1/1/22(4)	60	57
Signet UK Finance PLC 4.700%, 6/15/24	75	75
Station Casinos LLC 7.500%, 3/1/21	150	155
Toll Brothers Finance Corp. 5.875%, 2/15/22	100	105
4.875%, 11/15/25	70	69
TRI Pointe Holdings, Inc. 5.875%, 6/15/24	130	126

		3,320

Consumer Staples—2.7%
Anheuser-Busch InBev Finance, Inc. 2.650%, 2/1/21	20	20
3.300%, 2/1/23	35	36
3.650%, 2/1/26	75	76

	PAR VALUE	VALUE

Consumer Staples—continued
4.700%, 2/1/36	$75	$ 76
Constellation Brands, Inc. 4.750%, 12/1/25	25	26
Dole Food Co., Inc. 144A 7.250%, 5/1/19(4)	85	84
Pilgrim’s Pride Corp. 144A 5.750%, 3/15/25(4)	25	24
Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp. 144A 5.875%, 1/15/24(4)	15	16
Rite Aid Corp. 6.750%, 6/15/21	120	127
Rite Aid Corp. 144A 6.125%, 4/1/23(4)	20	21
Safeway, Inc. 7.250%, 2/1/31	85	68
Tops Holding LLC / Tops Markets II Corp. 144A 8.000%, 6/15/22(4)	110	105
Whole Foods Market, Inc. 144A 5.200%, 12/3/25(4)	93	93

		772

Energy—4.5%
Antero Resources Corp. 144A 5.625%, 6/1/23(4)	70	59
Blue Racer Midstream LLC / Blue Racer Finance Corp. 144A 6.125%, 11/15/22(4)	100	75
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp. 144A 6.250%, 4/1/23(4)	70	43
Enbridge Energy Partners LP 4.375%, 10/15/20	15	14
FTS International, Inc. 144A 8.012%, 6/15/20(4)(5)	55	37
Halcon Resources Corp. 144A 8.625%, 2/1/20(4)	40	25

	PAR VALUE	VALUE

Energy—continued
Helmerich & Payne International Drilling Co. 4.650%, 3/15/25	$55	$ 53
Kinder Morgan, Inc./DE 7.750%, 1/15/32	55	52
Kinder Morgan, Inc./DE 144A 5.625%, 11/15/23(4)	60	55
MPLX LP 144A 4.875%, 12/1/24(4)	105	82
Newfield Exploration Co. 5.375%, 1/1/26	70	56
NGL Energy Partners LP / NGL Energy Finance Corp. 5.125%, 7/15/19	100	74
Petroleos Mexicanos 144A 5.500%, 2/4/19(4)	30	30
6.375%, 2/4/21(4)	10	10
6.875%, 8/4/26(4)	25	25
QGOG Constellation SA 144A 6.250%, 11/9/19(4)	200	78
Regency Energy Partners LP / Regency Energy Finance Corp. 5.000%, 10/1/22	100	84
Sabine Pass Liquefaction LLC 5.625%, 2/1/21	100	92
SM Energy Co. 6.125%, 11/15/22	100	58
Sunoco LP / Sunoco Finance Corp. 144A 6.375%, 4/1/23(4)	195	181
Transocean, Inc. 5.800%, 12/15/16	140	136

		1,319

Financials—13.7%
Air Lease Corp. 2.625%, 9/4/18	50	49
Aircastle, Ltd. 5.125%, 3/15/21	155	153
Allstate Corp. (The) 5.750%, 8/15/53(2)(5)	115	117
American Campus Communities Operating Partnership LP 3.350%, 10/1/20	20	20

See Notes to Schedule of Investments.

VIRTUS STRATEGIC INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

JANUARY 31, 2016 (Unaudited)

($ are reported in thousands)

	PAR VALUE	VALUE

Financials—continued
American Tower Corp. 3.300%, 2/15/21	$65	$ 65
4.400%, 2/15/26	25	25
Aviation Capital Group Corp. 144A 2.875%, 9/17/18(4)	40	39
Avis Budget Car Rental LLC / Avis Budget Finance, Inc. 144A 5.250%, 3/15/25(4)	130	118
Banco Internacional del Peru SAA 144A 5.750%, 10/7/20(2)(4)	115	123
Bank of America Corp. 4.200%, 8/26/24	60	60
Bank of Georgia JSC 144A 7.750%, 7/5/17(4)	200	207
Brixmor Operating Partnership LP 3.875%, 8/15/22	30	31
Capital One Financial Corp. 4.200%, 10/29/25	85	85
Citizens Financial Group, Inc. 144A 5.500%, 12/29/49(4)(5)	70	68
Corporate Office Properties LP 3.600%, 5/15/23	65	60
Corrections Corp. of America REIT 5.000%, 10/15/22	155	158
Digital Delta Holdings LLC 144A 3.400%, 10/1/20(4)	100	101
Digital Realty Trust LP 3.950%, 7/1/22	45	46
Discover Financial Services 3.950%, 11/6/24	75	76
DuPont Fabros Technology LP 5.875%, 9/15/21	65	67
ESH Hospitality, Inc. 144A 5.250%, 5/1/25(4)	65	63
First Niagara Financial Group, Inc. 6.750%, 3/19/20(2)	130	149
FS Investment Corp. 4.250%, 1/15/20	130	132
Genworth Holdings, Inc. 4.900%, 8/15/23	70	42

	PAR VALUE	VALUE

Financials—continued
GLP Capital LP / GLP Financing II, Inc. 4.875%, 11/1/20	$85	$ 83
Guanay Finance, Ltd. 144A 6.000%, 12/15/20(4)	250	238
Healthcare Realty Trust, Inc. 3.875%, 5/1/25	40	40
Hospitality Properties Trust 4.500%, 3/15/25	125	121
iStar Financial, Inc. 5.000%, 7/1/19	110	104
Kilroy Realty LP 4.375%, 10/1/25(2)	145	149
McGraw Hill Financial, Inc. 3.300%, 8/14/20	53	54
4.000%, 6/15/25	65	66
National Retail Properties, Inc. 4.000%, 11/15/25	35	35
Nationstar Mortgage LLC / Nationstar Capital Corp. 6.500%, 7/1/21	65	58
Nordea Bank AB 144A 4.250%, 9/21/22(2)(4)	200	208
PKO Finance AB (PKO Bank PL) 144A 4.630%, 9/26/22(2)(4)(6)	200	203
Sabra Health Care LP / Sabra Capital Corp. 5.500%, 2/1/21	65	66
Select Income REIT 4.500%, 2/1/25(2)	100	93
Springleaf Finance Corp. 5.250%, 12/15/19	80	72
TIAA Asset Management Finance Co. LLC 144A 4.125%, 11/1/24(2)(4)	110	112
Ventas Realty LP 4.125%, 1/15/26	80	81
Voya Financial, Inc. 5.650%, 5/15/53(5)	50	49
Welltower, Inc. 4.000%, 6/1/25	65	65
York Risk Services Holding Corp. 144A 8.500%, 10/1/22(4)	80	62

		4,013

	PAR VALUE	VALUE

Health Care—7.1%
AbbVie, Inc. 3.600%, 5/14/25	$35	$ 35
4.500%, 5/14/35	50	49
Acadia Healthcare Co., Inc. 5.625%, 2/15/23	90	85
Alere, Inc. 144A 6.375%, 7/1/23(4)	50	47
Amsurg Corp. 5.625%, 7/15/22	60	61
Centene Escrow Corp. 144A 5.625%, 2/15/21(4)	65	66
Concordia Healthcare Corp. 144A 7.000%, 4/15/23(4)	100	88
Emdeon, Inc. 144A 6.000%, 2/15/21(4)	125	116
Endo Finance LLC / Endo Finco, Inc. 144A 5.875%, 1/15/23(4)	80	80
Fresenius US Finance II, Inc. 144A 4.500%, 1/15/23(4)	35	35
HCA, Inc. 6.500%, 2/15/20	55	61
5.375%, 2/1/25	135	137
HealthSouth Corp. 144A 5.750%, 11/1/24(4)	15	15
5.750%, 9/15/25(4)	110	107
Jaguar Holding Co. II / Pharmaceutical Product Development LLC 144A 6.375%, 8/1/23(4)	80	79
JLL/Delta Dutch Pledgeco BV PIK 144A 8.750%, 5/1/20(4)(7)	60	53
Mallinckrodt International Finance SA / Mallinckrodt CB LLC 144A 4.875%, 4/15/20(4)	5	5
5.625%, 10/15/23(4)	175	165
5.500%, 4/15/25(4)	5	4
MEDNAX, Inc. 144A 5.250%, 12/1/23(4)	70	72
Mylan NV 144A 3.000%, 12/15/18(4)	30	30

See Notes to Schedule of Investments.

VIRTUS STRATEGIC INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

JANUARY 31, 2016 (Unaudited)

($ are reported in thousands)

	PAR VALUE	VALUE

Health Care—continued
Owens & Minor, Inc. 3.875%, 9/15/21	$20	$ 20
Quintiles Transnational Corp. 144A 4.875%, 5/15/23(4)	65	66
Sterigenics-Nordion Holdings LLC 144A 6.500%, 5/15/23(4)	95	91
Surgical Care Affiliates, Inc. 144A 6.000%, 4/1/23(4)	109	106
Team Health, Inc. 144A 7.250%, 12/15/23(4)	10	10
Tenet Healthcare Corp. 4.750%, 6/1/20	75	76
8.125%, 4/1/22	65	66
Tenet Healthcare Corp. 144A 4.012%, 6/15/20(4)(5)	25	25
Valeant Pharmaceuticals International, Inc. 144A 6.750%, 8/15/18(4)	60	60
5.375%, 3/15/20(4)	50	48
7.250%, 7/15/22(4)	75	74
5.500%, 3/1/23(4)	35	31
Zoetis, Inc. 3.450%, 11/13/20	20	20

		2,083

Industrials—7.2%
ADS Waste Holdings, Inc. 8.250%, 10/1/20	80	74
ADT Corp./The 6.250%, 10/15/21	105	110
Ahern Rentals, Inc. 144A 7.375%, 5/15/23(4)	70	51
Air Canada Pass-Through-Trust 13-1, B 144A 5.375%, 5/15/21(4)	262	258
American Airlines Pass Through Trust 14-1, B 4.375%, 10/1/22	109	108
Bombardier, Inc. 144A 6.125%, 1/15/23(4)	75	52
Builders FirstSource, Inc. 144A 7.625%, 6/1/21(4)	120	126
10.750%, 8/15/23(4)	45	42

	PAR VALUE	VALUE

Industrials—continued
CEB, Inc. 144A 5.625%, 6/15/23(4)	$70	$ 70
Continental Airlines 2007-1 Class B Pass Through Trust 6.903%, 4/19/22	99	102
Harland Clarke Holdings Corp. 144A 6.875%, 3/1/20(4)	35	29
9.250%, 3/1/21(4)	50	35
Hawaiian Airlines 2013-1 Class B Pass Through Certificates 4.950%, 1/15/22	125	118
HD Supply, Inc. 144A 5.250%, 12/15/21(4)	150	155
Lockheed Martin Corp. 1.850%, 11/23/18	15	15
2.500%, 11/23/20	25	25
Masco Corp. 5.950%, 3/15/22	115	126
NCI Building Systems, Inc. 144A 8.250%, 1/15/23(4)	75	78
Penske Truck Leasing Co. LP / PTL Finance Corp. 144A 3.375%, 2/1/22(4)	35	34
TransDigm, Inc. 144A 6.500%, 5/15/25(4)	200	194
United Airlines 2014-1 Class B Pass Through Trust 4.750%, 4/11/22	124	124
United Rentals North America, Inc. 5.500%, 7/15/25	60	54
US Airways 12-2 Class C Pass Through Trust 5.450%, 6/3/18	125	125

		2,105

Information Technology—1.4%
Dun & Bradstreet Corp./The 4.000%, 6/15/20	25	26
Fidelity National Information Services, Inc. 3.625%, 10/15/20	40	41
4.500%, 10/15/22	60	62
First Data Corp. 144A 5.750%, 1/15/24(4)	85	85

	PAR VALUE	VALUE

Information Technology—continued
Hewlett Packard Enterprise Co. 144A 2.450%, 10/5/17(4)	$30	$ 30
2.850%, 10/5/18(4)	30	30
3.600%, 10/15/20(4)	5	5
4.400%, 10/15/22(4)	35	34
4.900%, 10/15/25(4)	35	33
Juniper Networks, Inc. 3.300%, 6/15/20	15	15
Verisk Analytics, Inc. 4.000%, 6/15/25	60	59

		420

Materials—3.9%
Alpek SAB de CV 144A 5.375%, 8/8/23(2)(4)	200	203
ArcelorMittal 6.125%, 6/1/25	55	40
Berry Plastics Corp. 5.125%, 7/15/23	120	117
Beverage Packaging Holdings Luxembourg II SA / Beverage Packaging Holdings II 144A 6.000%, 6/15/17(4)	95	92
Cascades, Inc. 144A 5.500%, 7/15/22(4)	125	120
Cemex SAB de CV 144A 7.250%, 1/15/21(2)(4)	200	191
Corp. Nacional del Cobre de Chile 144A 4.500%, 9/16/25(4)	200	192
INEOS Group Holdings SA 144A 5.875%, 2/15/19(4)	200	195

		1,150

Telecommunication Services—4.1%
AT&T, Inc. 2.800%, 2/17/21	75	75
3.000%, 6/30/22	25	24
3.600%, 2/17/23	70	70
4.125%, 2/17/26	50	50
5.650%, 2/15/47	30	30
CenturyLink, Inc. 5.625%, 4/1/20	85	83
Crown Castle International Corp. 3.400%, 2/15/21	5	5
4.450%, 2/15/26	10	10
Frontier Communications Corp. 6.250%, 9/15/21	120	102

See Notes to Schedule of Investments.

VIRTUS STRATEGIC INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

JANUARY 31, 2016 (Unaudited)

($ are reported in thousands)

	PAR VALUE	VALUE

Telecommunication Services—continued
Frontier Communications Corp. 144A 8.875%, 9/15/20(4)	$15	$15
10.500%, 9/15/22(4)	15	15
Intelsat Jackson Holdings SA 7.250%, 4/1/19	30	27
Level 3 Financing, Inc. 144A 5.375%, 1/15/24(4)	30	30
Neptune Finco Corp. 144A 6.625%, 10/15/25(4)	200	208
Sprint Communications, Inc. 6.000%, 11/15/22	175	119
T-Mobile USA, Inc. 6.125%, 1/15/22	120	123
6.500%, 1/15/26	85	85
Windstream Corp. 7.750%, 10/15/20	150	125

		1,196

Utilities—1.9%
AmeriGas Finance LLC / AmeriGas Finance Corp. 7.000%, 5/20/22	135	133
Calpine Corp. 5.375%, 1/15/23	104	95
Majapahit Holding BV 144A 7.750%, 1/20/20(4)	100	112
NRG Yield Operating LLC 5.375%, 8/15/24	75	63
Southern Power Co. 4.150%, 12/1/25	90	92
TerraForm Power Operating LLC 144A 5.875%, 2/1/23(4)	70	56

		551

TOTAL CORPORATE BONDS (Identified Cost $17,938)		16,929

LOAN AGREEMENTS—11.4%

Consumer Discretionary—3.9%
Aristocrat Leisure Ltd. 4.750%, 10/20/21	117	117

	PAR VALUE	VALUE

Consumer Discretionary—continued
Caesars Entertainment Operating Company, Inc. (fka Harrah’s Operating Company, Inc.), Term Loan B-7 6.625%, 1/28/18(8)	$79	$66
Caesars Entertainment Resort Properties LLC, Term Loan B 7.000%, 10/11/20	114	100
CDS U.S. Intermediate Holdings, Inc. (Cirque Du Soleil Canada, Inc.), First Lien 5.000%, 7/8/22	96	90
CS Intermediate Holdco 2 LLC 4.000%, 4/4/21	99	96
Delta 2 (Lux) S.a r.l (aka Formula One), Facility B3 4.750%, 7/30/21	85	80
Eldorado Resorts, Inc. 4.250%, 7/25/22	25	25
Graton Economic Developement Authority, Incremental Term Loan B 4.750%, 9/1/22	39	39
Infiltrator Water Technologies, LLC, Term Loan B 5.250%, 5/27/22	70	69
Laureate Education, Inc. 5.000%, 6/15/18	64	51
Mohegan Tribal Gaming Authority Term Loan B 5.500%, 6/15/18	101	98
Staples, Inc. 0.000%, 4/23/21(9)	100	99
4.750%, 1/28/22	130	129
Virgin Media Investment Holdings Ltd., F Facility 3.500%, 6/30/23	85	83

		1,142

	PAR VALUE	VALUE

Consumer Staples—1.1%
Albertson’s LLC Term Loan B-4-1 5.500%, 8/25/21	$110	$108
Coty, Inc., Term Loan B 3.750%, 10/21/22	20	21
Galleria Co., Term Loan B 0.000%, 10/21/22(9)	40	40
Hostess Brands LLC, Second Lien Term Loan B 8.500%, 8/3/23	135	132
Pinnacle Foods Finance LLC, Tranche I 3.750%, 1/13/23	13	13

		314

Energy—0.5%
Chelsea Petroleum Products I LLC 5.250%, 7/22/22	77	73
Jonah Energy LLC, Second Lien 7.500%, 5/12/21	155	89

		162

Financials—0.1%
Capital Automotive LP, Second Lien 6.000%, 4/30/20	40	39

Health Care—2.7%
21St Century Oncology Holdings, Inc. 6.500%, 4/30/22	26	22
American Renal Holdings, Second Lien 8.500%, 3/20/20	100	96
Ardent Legacy Acquisitions, Inc. 6.500%, 8/4/21	48	48
Envision Healthcare Corp. (fka Emergency Medical Services Corp.), Tranche B-2 4.500%, 10/28/22	56	56
Greatbatch Ltd., Term Loan B 5.250%, 10/14/22	40	40

See Notes to Schedule of Investments.

VIRTUS STRATEGIC INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

JANUARY 31, 2016 (Unaudited)

($ are reported in thousands)

	PAR VALUE	VALUE

Health Care—continued
Inventiv Health, Inc. (fka Ventive Health, Inc.), Term Loan B-4 7.750%, 5/15/18	$155	$154
MI Opco Holdings, Inc. (aka MedImpact) 5.750%, 9/30/22	53	53
NVA Holdings, Inc., Second Lien 8.000%, 8/14/22	70	68
Onex TSG Holdings II Corp., First Lien 5.000%, 7/29/22	58	57
RCHP, Inc., Term Loan B-2 6.000%, 4/23/19	70	69
Surgery Center Holdings, Inc., First Lien 5.250%, 11/3/20	70	68
U.S. Renal Care, Inc., First Lien 5.250%, 12/30/22	59	59

		790

Industrials—1.2%
Brickman Group Ltd., LLC, Second Lien 7.500%, 12/17/21	75	69
DynCorp International, Inc. 6.250%, 7/7/16	79	75
Sedgwick Claims Management Services, Inc. Second Lien 6.750%, 2/28/22	125	112
Waste Industries USA, Inc. 4.250%, 2/27/20	99	99

		355

Information Technology—1.2%
First Data Corp. 3.927%, 3/23/18	140	138
Mitchell International, Inc., Second Lien 8.500%, 10/11/21	124	105
NXP B.V. (NXP Funding LLC), Tranche B 3.750%, 12/7/20	58	58

	PAR VALUE		VALUE

Information Technology—continued
Presidio, Inc. 5.250%, 2/2/22	$56		$ 54

			355

Materials—0.3%
Polyone Corp. 3.750%, 11/11/22	37		37
Univar USA, Inc. 4.250%, 7/1/22	55		53

			90

Telecommunication Services—0.2%
T-Mobile USA, Inc. 3.500%, 11/9/22	50		50

Utilities—0.2%
NRG Energy, Inc. 2.750%, 7/1/18	60		59

TOTAL LOAN AGREEMENTS (Identified Cost $3,542)			3,356

	SHARES

PREFERRED STOCK—0.8%

Financials—0.8%
Bank of New York Mellon Corp.The 4.950%(5)	55	(10)	54
Citigroup, Inc. 5.800%(5)	125	(10)	122
JPMorgan Chase & Co. 5.300%(5)	25	(10)	25
SunTrust Banks, Inc. 5.625%(5)	30	(10)	30

			231

TOTAL PREFERRED STOCK (Identified Cost $235)			231

AFFILIATED MUTUAL FUNDS—2.2%

Equity Funds—2.2%
Virtus Credit Opportunities Fund Class R6(11)	66,346		642

TOTAL AFFILIATED MUTUAL FUNDS (Identified Cost $663)			642

TOTAL LONG TERM INVESTMENTS—97.5%
(Identified Cost $29,858)			$28,549

	SHARES	VALUE

SHORT-TERM INVESTMENTS—3.9%

Money Market Mutual Funds—3.9%
BlackRock Liquidity Funds TempFund Portfolio - Institutional Shares (Seven-day effective yield 0.340%)(12)	1,155,623	$ 1,156

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $1,156)		1,156

TOTAL INVESTMENTS — 101.4% (Identified Cost $31,014)		29,705	(1)

TOTAL INVESTMENTS — 101.4% (Identified Cost $31,014)		$29,705
Other assets and liabilities, net — (1.4)%		(414)

NET ASSETS — 100.0%		$29,291

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at January 31, 2016, see Note 5 Federal Income Tax Information in the Notes to Schedule of Investments and Securities Sold Short.
(2)	All or a portion segregated as collateral for over-the-counter credit default swaps.
(3)	Security in default, no interest payments are being received.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2016, these securities amounted to a value of $12,209 or 41.7% of net assets.
(5)	Variable or step coupon security; interest rate shown reflects the rate in effect at January 31, 2016.
(6)	This note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.
(7)	100% of the income received was in cash .
(8)	Security in default, interest payments are being received during the bankruptcy proceedings.
(9)	This loan will settle after January 31, 2016, at which time the interest rate, based on the London Interbank Offered Rate (“LIBOR”) and the agreed upon spread on trade date, will be known.
(10)	Amount shown is par value.
(11)	This fund is a public fund and the prospectus is on www.virtus.com.
(12)	These Funds are public funds and the prospectus and annual reports are publicly available.

See Notes to Schedule of Investments.

VIRTUS STRATEGIC INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

JANUARY 31, 2016 (Unaudited)

($ reported in thousands)

Abbreviations:
LLC	Limited Liability Company
LP	Limited Partnership
PIK	Payment in Kind
PLC	Public Limited Company
REIT	Real Estate Investment Trusts

Foreign Currencies:
BRL	Brazilian Real
EUR	European Currency Unit
KRW	South Korean Won
TWD	New Taiwan Dollar

Country Weightings (Unaudited)†
United States	84%
Luxembourg	2
Mexico	2
Canada	2
Sweden	1
Cayman Islands	1
Other	8

Total	100%

† % of total investments as of January 31, 2016

Forward foreign currency exchange contracts as of January 31, 2016 were as follows:

Currency Purchased	Value	Currency Sold	Value	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

BRL	751	USD	190	JPMorgan Chase Bank N.A.	2/10/16	$(3)
USD	200	BRL	751	JPMorgan Chase Bank N.A.	2/10/16	13
USD	100	TWD	3,248	JPMorgan Chase Bank N.A.	2/16/16	3
USD	100	KRW	118,325	JPMorgan Chase Bank N.A.	2/17/16	1

Total						$14

Centrally cleared credit default swap- buy protection(1) outstanding as of January 31, 2016 was as follows:

Reference Entity	Counterparty	Fixed Pay Rate	Expiration Date	Notional Amount(2)		Value	Premiums (Received)	Unrealized Appreciation (Depreciation)

CDX North America High-Yield Index	JPMorgan Chase Bank N.A.	5%	12/20/20	1,400	USD	$ (5)	$(30)	$25
CDX North America High-Yield Index	JPMorgan Chase Bank N.A.	5%	6/20/20	1,400	USD	(42)	(43)	1

Total						$(47)	$(73)	$26

Over-the-counter credit default swap- sell protection(3) outstanding as of January 31, 2016 was as follows:

Reference Entity	Counterparty	Fixed Receive Rate	Expiration Date	Notional Amount(2)		Value	Premiums (Received)	Unrealized Appreciation (Depreciation)

iHeartCommunications, Inc.	JPMorgan Chase Bank N.A.	5%	12/20/16	100	USD	$(24)	$(4)	$(20)

Total						$(24)	$(4)	$(20)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i)receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii)receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

See Notes to Schedule of Investments.

VIRTUS STRATEGIC INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

JANUARY 31, 2016 (Unaudited)

($ reported in thousands)

The table that follows shows the undiscounted maximum potential payment by the Fund related to selling credit protection in credit default swaps:

Type of Reference Asset of which the Fund Sold Protection	Total Maximum Potential Payments for Selling Credit Protection (Undiscounted)	Amount Recoverable*	Reference Asset Rating Range**
iHeartCommunications, Inc.	$100	$ —	CCC+

*The Fund has no amounts recoverable from related purchased protection. In addition, the Fund has no recourse provisions under the credit derivatives and holds collateral which can offset or reduce potential payments under a triggering event.

**The period end reference asset security ratings, as rated by any rating organization, are included in the equivalent Standard & Poor’s rating category. The reference asset rating represents the likelihood of a potential credit event on the reference asset which would result in a related payment by the Fund.

The following table provides a summary of inputs used to value the Fund’s investments as of January 31, 2016 (See Security Valuation Note 1B in the Notes to Schedule of Investments and Securities Sold Short):

	Total Value at January 31, 2016	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
U.S. Government Securities	$ 779	$—	$ 779	$ —
Foreign Government Securities	757	—	757	—
Municipal Bonds	109	—	109	—
Mortgaged-Backed Securities	3,896	—	3,896	—
Asset-Backed Securities	1,850	—	1,850	—
Corporate Bonds	16,929	—	16,929	—
Loan Agreements	3,356	—	3,086	270
Equity Securities:
Preferred Stock	231	—	231	—
Affiliated Mutual Funds	642	642	—	—
Short-Term Investments	1,156	1,156	—	—
Foreign currency exchange contracts	17	—	17	—

Total Assets	29,722	1,798	27,654	270

Liabilities:
Foreign currency exchange contracts	(3)	—	(3)	—
Over-the-Counter Credit Default Swaps	(24)	—	(24)	—
Exchange Traded Credit Default Swaps	(47)	—	(47)	—

Total Liabilities	$ (74)	$—	$ (74)	$ —

See Notes to Schedule of Investments.

VIRTUS STRATEGIC INCOME FUND

SCHEDULE OF INVESTMENTS (Concluded)

JANUARY 31, 2016 (Unaudited)

($ reported in thousands)

The following is a reconciliation of assets of the Fund for Level 3 investments which significant unobservable inputs were used to determine fair value.

Loan Agreements
Investments in Securities

Balance as of October 31, 2015	$ 95
Accrued discount/(premium)	— (a)
Realized gain (loss)	(11)
Change in unrealized appreciation (depreciation)	8
Purchases	—
Sales	(92)
Transfers into Level 3(b)	270 (c)
Transfers from Level 3(b)	—
Paydowns	—

Balance as of January 31, 2016	$270

Footnote Legend:

(a)	Amount is less than $500.
(b)	“Transfers into and/or from” represent the ending value as of January 31, 2016, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
(c)	The transfers are due to a decrease in trading activites at period end.

None of the securities in this table are internally fair valued. The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information inputs could result in a significantly lower or higher value of Level 3 investments.

See Notes to Schedule of Investments.

VIRTUS ALTERNATIVE SOLUTIONS TRUST

NOTES TO SCHEDULES OF INVESTMENTS AND SECURITIES SOLD SHORT

January 31, 2016 (Unaudited)

Note 1. Significant Accounting Policies

Virtus Alternative Solutions Trust (the “Trust”) is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to Investment Companies. The significant accounting policies consistently followed by the Trust in the preparation of the Schedules of Investments and Securities Sold Short are summarized below and for derivatives, included in Note 2 below. The preparation of the Schedules of Investments and Securities Sold Short in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the Schedules of Investments and Securities Sold Short. Actual results could differ from those estimates, and those differences could be significant.

A. Basis of Consolidation

The accompanying consolidated Schedule of Investments and Securities Sold Short of Alternative Total Solution Fund include the account of VATS Offshore Fund, Ltd (the “Subsidiary”), which is a wholly-owned subsidiary of Alternative Total Solution Fund and is organized as a company under the laws of the Cayman Islands and primarily invests in commodity-related instruments. The Subsidiary is not registered under the 1940 Act. The Subsidiary enables Alternative Total Solution Fund to hold these commodity-related instruments and satisfy regulated investment company tax requirements. Alternative Total Solution Fund may invest up to 25% of its total assets in the Subsidiary. The Subsidiary is subject to the same investment policies and restrictions that apply to Alternative Total Solution Fund, except that the Subsidiary may invest without limitation in commodity-related instruments.

B. Security Valuation

Security valuation procedures for each Fund, which include nightly price variance as well as back-testing such as bi-weekly unchanged price, monthly secondary source and transaction analysis, have been approved by the Board. All internally fair valued securities are approved by a valuation committee (the “Valuation Committee”) appointed by the Board. The Valuation Committee is comprised of certain members of management as identified to the Board, and convenes independently from portfolio management. All internally fair valued securities, are updated daily and reviewed in detail by the Valuation Committee monthly unless changes occur within the period. The Valuation Committee reviews the validity of any model inputs and any changes to the model. Fair valuations are reviewed by the Board at least quarterly.

Each Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.

●	Level 1 —	quoted prices in active markets for identical securities (security types generally include listed equities)

●	Level 2 —	prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 —	prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments)

A description of the valuation techniques applied to a Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are not widely traded, are illiquid or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally, 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases the Funds fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs and certain indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded, are illiquid, or are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.

Claims are valued by brokers based on pricing models that take into account, among other factors, both cash and non-cash assets. The valuation is derived from expected cash flow of the claims and the non-cash assets, which include all real estate, private equity or other

VIRTUS ALTERNATIVE SOLUTIONS TRUST

NOTES TO SCHEDULES OF INVESTMENTS AND SECURITIES SOLD SHORT (Continued)

January 31, 2016 (Unaudited)

securities within the estate. To the extent that these inputs are observable, the values of the claims are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Listed derivatives that are actively traded including options and futures contracts are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (OTC) derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.

Investments in open-end mutual funds are valued at NAV. Investments in closed-end mutual funds are valued as of the close of regular trading on the NYSE, generally 4 p.m. Eastern time, each business day. Both are categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Funds’ net assets by each major security type is disclosed at the end of the Schedule of Investments and Securities Sold Short for each Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

C. When-issued Purchases and Forward Commitments (Delayed Delivery)

Certain Funds may engage in when-issued or forward commitment transactions. Transactions on a when-issued or forward commitment basis are also known as delayed delivery transactions. Delayed delivery transactions involve a commitment by a Fund to purchase or sell a security at a future date (ordinarily up to 90 days later). When-issued or forward commitments enable a Fund to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. Each Fund records when-issued and delayed delivery securities on the trade date. Each Fund maintains collateral for the securities purchased. Securities purchased on a when-issued or delayed delivery basis begin earning interest on the settlement date.

D. Short Sales

Certain Funds may sell securities short. A short sale is a transaction in which a Fund sells a security it does not own in anticipation of a decline in market price. To sell a security short, a Fund must borrow the security. The Fund’s obligation to replace the security borrowed and sold short will be fully collateralized at all times by the proceeds from the short sale retained by the broker and by cash and securities deposited in a segregated account with the Fund’s custodian. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will realize a loss, and if the price declines during the period, the Fund will realize a gain. Any realized gain will be decreased, and any realized loss increased, by the amount of transaction costs. On ex-dividend date, dividends on short sales are recorded as an expense to the Fund.

In accordance with the terms of its prime brokerage agreement, Alternative Income Solution Fund, Alternative Inflation Solution Fund and Alternative Total Solution Fund may receive rebate income or be charged a fee on borrowed securities which is under Interest expense on short sales on the Statements of Operations. Such income or fee is calculated on a daily basis based upon the market value of each borrowed security and a variable rate that is dependent upon the availability of such security.

E. Loan Agreements

Certain Funds may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. Loan agreements are generally non-investment grade, and often involve borrowers that are highly leveraged. A Fund may invest in obligations of borrowers who are in bankruptcy proceedings. Loan agreements are typically senior in the corporate capital structure of the borrower. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties.

When investing in loan participations, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan participation and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.

A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. Loan agreements may involve foreign borrowers and investments may be denominated in foreign currencies. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.

The loan agreements have floating rate loan interests which generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally LIBOR (London Interbank Offered Rate), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. When a loan agreement is purchased a Fund may pay an assignment fee. On an ongoing basis, a Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by a borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.

VIRTUS ALTERNATIVE SOLUTIONS TRUST

NOTES TO SCHEDULES OF INVESTMENTS AND SECURITIES SOLD SHORT (Continued)

January 31, 2016 (Unaudited)

F. Unfunded Commitments

The Funds may invest in floating rate loans. In connection with these investments, the Funds may also enter into unfunded corporate loan commitments (“commitments”). Commitments may obligate a Fund to furnish temporary financing to a borrower until permanent financing can be arranged. In connection with these commitments, a Fund earns a commitment fee, typically set as a percentage of the commitment amount.

($ are reported in thousands)	Unfunded Loan Commitment
Borrower	Alternative Income Solution Fund	Alternative Total Solution Fund
CCO Holdings, LLC	$35	$40

Note 2. Derivative Financial Instruments

A. Futures Contracts

A futures contract is an agreement between two parties to purchase (long) or sell (short) a security at a set price for delivery on a future date. Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash and/or securities equal to the “initial margin” requirements of the futures exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund for financial statement purposes on a daily basis as unrealized appreciation or depreciation. When the contract expires or is closed, gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed is realized.

During the period, Alternative Income Solution Fund, Alternative Inflation Solution Fund, Alternative Total Solution Fund and Multi-Strategy Target Return Fund utilized futures to optimize performance by gaining exposure to broad markets or to hedge the risk of securities within the portfolios. The potential risks to each such Fund are that 1) the use of futures may result in larger losses or smaller gains than the use of more traditional investments, 2) the prices of futures and the price movements of the securities that the future is intended to simulate may not correlate well, 3) the Fund’s success in using futures will be dependent upon the subadviser’s ability to correctly predict such price movements, 4) liquidity of futures can be adversely affected by market factors, and the prices of such securities may move in unexpected ways, and 5) if the Fund cannot close out a futures position, it may be compelled to continue to make daily cash payments to the broker to meet margin requirements, thus increasing transaction costs. Futures contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments and Securities Sold Short.

B. Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. Forward foreign currency exchange contracts, when used by a Fund, help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollar without the delivery of foreign currency. During the period, Alternative Income Solution Fund, Alternative Inflation Solution Fund, Alternative Total Solution Fund, Credit Opportunities Fund, Multi-Strategy Target Return Fund and Strategic Income Fund entered into forward foreign currency exchange contracts as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to, or hedge exposure away from, foreign currencies (foreign currency exchange rate risk). Forward foreign currency contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments and Securities Sold Short.

C. Options Contracts

An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed upon price. Certain Funds may purchase or write both put and call options on portfolio securities. A Fund doing so is subject to equity price risk in the normal course of pursuing its investment objectives.

When a Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When a Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. Holdings of the Fund designated to cover outstanding written options are noted in the Schedules of Investments.

If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss.

The risk in writing call options is that the Fund gives up the opportunity for profit if the market price/foreign currency of the referenced security/currency increases and the option is exercised. The risk in writing put options is that the Fund may incur a loss if the market

VIRTUS ALTERNATIVE SOLUTIONS TRUST

NOTES TO SCHEDULES OF INVESTMENTS AND SECURITIES SOLD SHORT (Continued)

January 31, 2016 (Unaudited)

($ reported in thousands)

price/foreign currency of the referenced security/currency decreases and the option is exercised. The risk in buying options is that the Fund pays a premium whether or not the option is exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. Writers (sellers) of options are subject to unlimited risk of loss, as the seller will be obligated to deliver or take delivery of the security at a predetermined price which may, upon exercise of the option, be significantly different from the then-market value.

During the period, Alternative Income Solution Fund, Alternative Inflation Solution Fund, Alternative Total Solution Fund and Multi-Strategy Target Return Fund used options contracts to hedge against market and idiosyncratic risk or to reduce portfolio volatility. Strategic Income Fund pursued an option income strategy whereby it purchases and sells out-of-the-money puts and calls, creating an options spread designed to generate a consistent level of option cash flow which should result in additional yield.

The Funds had transactions in written options during the period ended January 31, 2016 as follows:

	Alternative Total Solution Fund
	Numbers of Contracts	Premiums Received

Options outstanding at October 31, 2015	252	$ 17
Options written	1,007	106
Options closed	(644)	(84)
Options expired	(515)	(32)
Options exercised	(100)	(7)

Options outstanding at January 31, 2016	—	$ —

	Multi-Strategy Target Return Fund
	Numbers of Contracts	Premiums Received

Options outstanding at October 31, 2015	190,215	$ 625
Options written	137,850	493
Options closed	—	—
Options expired	(515)	(18)
Options exercised	—	—

Options outstanding at January 31, 2016	327,550	$1,100

	Strategic Income Fund
	Numbers of Contracts	Premiums Received

Options outstanding at October 31, 2015	86	$19
Options written	386	93
Options closed	(341)	(90)
Options expired	(131)	(22)

Options outstanding at January 31, 2016	—	$ —

D. Swaps

Certain Funds enter into swap agreements, in which the Fund and a counterparty agree either to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”). Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation).

Any upfront premiums paid are recorded as assets and any upfront fees received are recorded as liabilities and amortized over the term of the swap. When a swap is terminated, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contracts is the unamortized premium received or paid. Swap contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments and Securities Sold Short.

In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is submitted to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through a clearing broker. Upon entering into a centrally cleared swap, a Fund is required to deposit initial margin with the clearing broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap.

Securities deposited as margin are designated on the Schedules of Investments and cash deposited is recorded as cash pledged as collateral for swaps.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

Credit default swaps – A Fund may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps on single-name issuers are agreements in which

VIRTUS ALTERNATIVE SOLUTIONS TRUST

NOTES TO SCHEDULES OF INVESTMENTS AND SECURITIES SOLD SHORT (Continued)

January 31, 2016 (Unaudited)

($ reported in thousands)

the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the protection seller to make specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation accelerators, repudiation, moratorium or restructuring). Credit default swaps on a combination or basket of single-name issuers are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the protection seller to make specific payment should a negative credit event take place with respect to any of the referenced entities (e.g., bankruptcy, failure to pay, obligation accelerators, repudiation, moratorium or restructuring). Credit default swaps on traded indexes are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a write-down, principal or interest shortfall or default of all or individual underlying securities included in the index occurs. As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index or receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. The Funds may enter into credit default swaps to manage their exposure to the market or certain sectors of the market, to reduce their risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which they are not otherwise exposed (credit risk).

During the period, Alternative Income Solution Fund, Alternative Total Solution Fund, Credit Opportunities Fund and Strategic Income Fund utilized both single name credit default swaps and credit index swaps to gain exposure to short individual securities or to gain exposure to a credit or asset-backed index.

Total return swaps – Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (coupons plus capital gains/losses) of an underlying instrument in exchange for fixed or floating rate interest payments. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Certain Funds may enter into total return swaps to obtain exposure to a security or market without owning such security or investing directly in that market or to transfer the risk/return of one market (e.g., fixed income) to another market (e.g., equity) (equity risk and/or interest rate risk).

Certain Funds may enter into equity basket swaps to obtain exposure to a portfolio of long and short securities. Under the terms of the agreement, the swap is designed to function as a portfolio of direct investments in long and short equity or fixed income positions. This means that the Fund has the ability to trade in and out of long and short positions within the swap and will receive all of the economic benefits and risks equivalent to direct investments in these positions such as: capital appreciation (depreciation), corporate actions, and dividends and interest received and paid, all of which are reflected in the swap value. The swap value also includes interest charges and credits related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on defined market rates plus or minus a specified spread and are referred to herein as “financing costs”. Positions within the swap are reset periodically, and financing costs are reset monthly.

During a reset, any unrealized gains (losses) on positions and accrued financing costs become available for cash settlement between the Fund and the swap counterparty. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement, and is generally determined based on limits and thresholds established as part of the ISDA Master Agreement (defined below in “Derivative Risks”) between the Fund and the counterparty.

The value of the swap is derived from a combination of (i) the net value of the underlying positions, which are valued daily using the last sale or closing prices on the principal exchange on which the securities are traded; (ii) financing costs; (iii) the value of dividends or accrued interest; (iv) cash balances within the swap; and (v) other factors, as applicable. The swap involves additional risks than if the Fund has invested in the underlying positions directly, including: the risk that changes in the swap may not correlate perfectly with the underlying long and short securities; credit risk related to the counterparty’s failure to perform under contract terms; and liquidity risk related to the lack of a liquid market for the swap contract, which may limit the ability of the Fund to close out its position(s).

During the period, Alternative Income Solution Fund, Alternative Inflation Solution Fund, Alternative Total Solution Fund and Multi-Strategy Target Return Fund utilized total return swaps to gain exposure to broad markets or to hedge the risk of individual securities within the portfolios, obtain long or short exposure to the underlying reference instrument, obtain leverage and gain exposure to restricted markets in order to avoid the operational burden of ownership filing documents. Swap Baskets are entered into to implement custom index exposure in one convenient trading instrument.

Interest rate swaps – Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. Certain Funds may enter into interest rate swaps to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate risk by economically hedging the value of the fixed rate bonds which may decrease when interest rates rise (interest rate risk).

During the period, Multi-Strategy Target Return Fund used interest rate swaps to gain exposure to interest rates or to hedge interest rate risk within its portfolio.

Inflation swaps – Inflation swaps are contracts in which one party agrees to pay the cumulative percentage increase in a price index (e.g., the Consumer Price Index with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), while the other pays a compounded fixed rate. One factor that may lead to changes in the values of inflation swaps is a change in real interest rates, which are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate

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($ reported in thousands)

than inflation, real interest rates may rise, which may lead to a decrease in value of an inflation swap. Certain Funds may enter into inflation swaps to hedge the inflation risk associated with non-inflation indexed investments, thereby creating “synthetic” inflation-indexed investments.

During the period, Multi-Strategy Target Return Fund used inflation swaps to hedge inflation risk within its portfolio or to gain exposure to the impact of inflation.

Variance swaps – Variance swaps are contracts in which two parties agree to exchange cash payments based on the difference between the stated level of variance and the actual variance realized on an underlying asset or index. Certain Funds may enter into variance swaps in an attempt to hedge equity market risk or adjust exposure to the equity markets.

During the period, Multi-Strategy Target Return Fund used variance swaps to capitalize on volatility in the equity markets.

The following is a summary of derivative instruments categorized by primary risk exposure as of January 31, 2016:

	Fair Values of Derivative Financial Instruments as of January 31, 2016 Derivative Assets

	Alternative Income Solution Fund	Alternative Inflation Solution Fund	Alternative Total Solution Fund

Primary Risk	Value	Value	Value

Interest rate contracts	$ 10	$ 21	$ 85
Foreign currency exchange contracts	26	304	330
Equity contracts	—	—	16
Commodity contracts	—	—	55
Credit contracts	85	11	97

Total	$ 121	$ 336	$583

	Credit Opportunities Fund	Multi-Strategy Target Return Fund	Strategic Income Fund

Primary Risk	Value	Value	Value

Interest rate contracts	$ —	$1,872	$ —
Foreign currency exchange contracts	31	2,868	17
Equity contracts	96	2,423	—
Commodity contracts	—	—	—
Credit contracts	1,938	—	—

Total	$2,065	$7,163	$17

	Fair Values of Derivative Financial Instruments as of January 31, 2016 Derivative Liabilities

	Alternative Income Solution Fund	Alternative Inflation Solution Fund	Alternative Total Solution Fund

Primary Risk	Value	Value	Value

Interest rate contracts	$27	$133	$ —
Foreign currency exchange contracts	6	318	98
Equity contracts	—	—	23
Commodity contracts	—	—	65
Credit contracts	15	—	16

Total	$48	$451	$202

	Credit Opportunities Fund	Multi-Strategy Target Return Fund	Strategic Income Fund

Primary Risk	Value	Value	Value

Interest rate contracts	$ —	$ 602	$ —
Foreign currency exchange contracts	56	1,271	3
Equity contracts	—	770	—
Commodity contracts	—	—	—
Credit contracts	—	—	71

Total	$56	$2,643	$74

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January 31, 2016 (Unaudited)

($ reported in thousands)

The derivative investments held as of January 31, 2016 as disclosed in the Schedule of Investments and Securities Sold Short serve as indicators of the volume of derivative activity for each applicable Fund for the period ended January 31, 2016.

The quarterly average values (unless otherwise specified) of the derivatives held by the funds in the table shown below indicate the volume of derivative activity for each applicable Fund for the period ended January 31, 2016.

	Alternative Income Solution Fund		Alternative Inflation Solution Fund		Alternative Total Solution Fund

Purchased Options[1]	$ —		$ 101	(7)	$ 32
Purchased Swaptions[1]	15		—		—
Written Options[2]	—		—		9
Futures Contracts-Long Positions[3]	—		21	(7)	94
Futures Contracts-Short Positions[3]	(17)		(63)		15
Forward Foreign Currency Exchange Purchase Contracts[4]	444		21,279	(7)	6,132
Forward Foreign Currency Exchange Sale Contracts[5]	989		22,061	(7)	11,284
Credit Default Swap Agreements - Buy Protection[6]	581		—		647
Credit Default Swap Agreements - Sell Protection[6]	439		—		489
Total Return Swap Agreements[6]	562		381		1,583
Total Return Basket Swap Agreements[6]	—		—		10,387

	Credit Opportunities Fund		Multi-Strategy Target Return Fund		Strategic Income Fund

Purchased Options[1]	$ —		$ 2,890		$ 6	(7)
Purchased Swaptions[1]	—		1,019		—
Written Options[2]	—		863		19	(7)
Futures Contracts-Long Positions[3]	—		23		—
Futures Contracts-Short Positions[3]	—		(115)		—
Forward Foreign Currency Exchange Purchase Contracts[4]	2,730	(7)	1,724		190
Forward Foreign Currency Exchange Sale Contracts[5]	5,526		24,918		400
Interest Rate Swap Agreements[6]	—		68,836		—
Credit Default Swap Agreements - Buy Protection[6]	5,449		—		2,100
Credit Default Swap Agreements - Sell Protection[6]	—		—		100
Total Return Swap Agreements[6]	—		2,496		—
Inflation Swap Agreements[6]	—		14,600		—
Variance Swap Agreements[6]	—		4		—

[1]	Average premiums paid for the period (Unless footnote [7] below is specified).
[2]	Average premiums received for the period (Unless footnote [7] below is specified).
[3]	Average unrealized for the period (Unless footnote [7] below is specified).
[4]	Average value at trade date payable (Unless footnote [7] below is specified).
[5]	Average value at settlement date receivable (Unless footnote [7] below is specified).
[6]	Notional.
[7]	Values applied for end of the period holdings.

E. Derivative Risks

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund. For OTC purchased options, each Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by such Fund should the counterparty fail to perform under the contracts. Options written by a Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund, and not the counterparty to perform.

With exchange traded purchased options and futures and centrally cleared swaps, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a

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($ reported in thousands)

default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.

In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, each Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.

Note 3. Credit Risk and Asset Concentration

In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund’s ability to repatriate such amounts.

High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield/high-risk securities may be complex, and as a result, it may be more difficult for the Adviser and/or subadvisers to accurately predict risk.

Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that the market may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations. Insured securities have been identified in the Schedule of Investments. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Funds.

Certain Funds may invest a high percentage of their assets in specific sectors or countries of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.

Note 4. Illiquid and Restricted Securities

Investments are generally considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund. Additionally, the following information is also considered in determining liquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are footnoted as such at the end of each Fund’s Schedule of Investments and Securities Sold Short where applicable. However, a portion of such footnoted securities could be liquid where the subadviser determines that some, though not all, of the position could be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund.

Restricted securities are not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category, except where defined as illiquid.

Each Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities.

At January 31, 2016, the Funds did not hold any securities that were both illiquid and restricted.

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January 31, 2016 (Unaudited)

($ reported in thousands)

Note 5. Federal Income Tax Information

At January 31, 2016, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the Funds were as follows:

Fund	Federal Tax Cost (Proceeds)	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Alternative Income Solution Fund - Investments	$41,252	$479	$(8,330)	$(7,851)
Alternative Income Solution Fund - Short Sales	(875)	88	—	88
Alternative Inflation Solution Fund - Investments	30,919	689	(4,153)	(3,464)
Alternative Inflation Solution Fund - Short Sales	(781)	77	—	77
Alternative Total Solution Fund - Investments	87,197	765	(11,235)	(10,470)
Alternative Total Solution Fund - Short Sales	(3,628)	513	(31)	482
Credit Opportunities Fund - Investments	93,278	430	(3,298)	(2,868)
Credit Opportunities Fund - Short Sales	5,677	—	(139)	(139)
Multi-Strategy Target Return Fund - Investments	83,029	879	(246)	633
Multi-Strategy Target Return Fund - Written Options	(1,100)	48	(147)	(99)
Select MLP and Energy Fund - Investments	5,105	42	(1,246)	(1,204)
Strategic Income Fund - Investments	31,014	135	(1,444)	(1,309)

Note 6. Subsequent Event Evaluation

Management has evaluated the impact of all subsequent events on the Funds through the date the Schedules of Investments and Securities Sold Short and Notes to the Schedules of Investments and Securities Sold Short were available for issuance, and has determined that there are subsequent events requiring recognition or disclosure in the Schedules of Investments and Securities Sold Short and Notes to the Schedules of Investments and Securities Sold Short.

On March 17, 2016, the Board of Trustees of the Virtus Alternative Solutions Trust voted to liquidate the Virtus Alternative Income Solution Fund, Virtus Alternative Inflation Solution Fund, and Virtus Alternative Total Solution Fund (the “Funds”). Effective March 28, 2016, the Funds will be closed to new investors and additional investor deposits. On or about April 29, 2016, each of the Funds will be liquidated at its net asset value.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Virtus Alternative Solutions Trust

By (Signature and Title)* /s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date    3/29/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date 3/29/2016
By (Signature and Title)* /s/ W. Patrick Bradley
W. Patrick Bradley, Senior Vice President, Chief Financial Officer and Treasurer
(principal financial and accounting officer)

Date 3/29/2016

* Print the name and title of each signing officer under his or her signature.